UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-07238
SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)
1 SunAmerica Center, Los Angeles, CA 90067-6022

(Address of principal executive offices)           (Zip code)
John T. Genoy
Senior Vice President
SunAmerica Asset Management Corp.
Harborside Financial Center,
3200 Plaza 5
Jersey City, NJ 07311

(Name and address of agent for service)
Registrant’s telephone number, including area code: (201) 324-6414
Date of fiscal year end: December 31
Date of reporting period: December 31, 2009

Item 1.	Reports to Stockholders

This filing is on behalf of four of the thirty-five Investment Company Series of SunAmerica Series Trust. Also, attached to this filing are the financial statements with regard to the four Master Funds of the American Funds Insurance Series(R).

SunAmerica Series Trust

Annual Report

December 31, 2009

Table of Contents

Shareholder Letter	1
Expense Example	2
SunAmerica Series Trust American Funds Growth SAST Portfolio	4
SunAmerica Series Trust American Funds Global Growth SAST Portfolio	6
SunAmerica Series Trust American Funds Growth-Income SAST Portfolio	8
SunAmerica Series Trust American Funds Asset Allocation SAST Portfolio	10
Statements of Assets and Liabilities	12
Statements of Operations	13
Statements of Changes in Net Assets	14
Notes to Financial Statements	16
Financial Highlights	21
Report of Independent Registered Public Accounting Firm	22
Approval of Advisory Agreements	23
Trustees and Officers Information	26
Shareholders Tax Information	29
Comparisons: Portfolios vs. Indexes	30

(unaudited)
Dear SunAmerica Series Trust Investor

We are pleased to present the SunAmerica Series Trust annual report, which contains the investment portfolio information and the financial statements of the Trust portfolios that invest exclusively in shares of corresponding funds (“Master Funds”) of the American Funds Insurance Series (“AFIS”).

If you have any questions, please contact your investment representative, or you may contact us directly at 1–800–445–SUN2. Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you once again in six months.

Sincerely,

Jay Wintrob
Chief Executive Officer
SunAmerica Annuity and Life Assurance Company
First SunAmerica Life Insurance Company

February 16, 2010

Note:  All performance figures quoted are for the SunAmerica Series Trust. They do not reflect fees and charges associated with the variable annuity. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. Past performance is no guarantee of future results.

The funds currently only invest in the American Funds Insurance Series Master Funds, and as such, are subject to the risks of the securities in which the Master Fund invests.

Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Technology companies may be subject to additional risks. They may be affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology. As a result, this portfolio’s returns may be considerably more volatile than a fund that does not invest in technology companies. International investing may involve special risks, such as foreign taxation, currency risks, risks associated with possible differences in financial standards and other monetary and political risks associated with future political and economic developments. Investments in high-yield bonds have a higher degree of risk than investment in investment grade bonds. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer’s ability to make principal and interest payments. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government entity.

SUNAMERICA SERIES TRUST EXPENSE EXAMPLE	December 31, 2009 (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the SunAmerica Series Trust (the “Trust”), you incur ongoing costs, including management fees; service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at July 1, 2009 and held until December 31, 2009. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management Corp., the Trust’s investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended December 31, 2009”, to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended December 31, 2009” column and the “Expense Ratio as of December 31, 2009” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended December 31, 2009” would have been higher and the “Ending Account Value” would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended December 31, 2009” column and the “Expense Ratio as of December 31, 2009” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended December 31, 2009” would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore the “Hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

SUNAMERICA SERIES TRUST EXPENSE EXAMPLE (continued)	December 31, 2009 (unaudited)

	Actual			Hypothetical
					Ending
					Account Value
		Ending	Expenses Paid		Using a	Expenses Paid
		Account Value	During The		Hypothetical	During The
	Beginning	Using Actual	Six Months	Beginning	5% Assumed	Six Months	Expense
	Account Value	Return at	Ended	Account Value	Return at	Ended	Ratio as of
	at July 1,	December 31,	December 31,	at July 1,	December 31,	December 31,	December 31,
Portfolio	2009	2009	2009*	2009	2009	2009*	2009*

American Funds Growth SAST Portfolio
Class 3#@	$1,000.00	$1,233.31	$3.10	$1,000.00	$1,022.43	$2.80	0.55%
American Funds Global Growth SAST
Portfolio
Class 3#@	$1,000.00	$1,245.85	$3.17	$1,000.00	$1,022.38	$2.85	0.56%
American Funds Growth-Income SAST
Portfolio
Class 3#@	$1,000.00	$1,215.35	$3.07	$1,000.00	$1,022.43	$2.80	0.55%
American Funds Asset Allocation SAST
Portfolio
Class 3#@	$1,000.00	$1,170.87	$3.83	$1,000.00	$1,021.68	$3.57	0.70%

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days divided by 365. These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.
#	During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the “Actual/Hypothetical Ending Account Value“ would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended December 31, 2009” and “Expense Ratios” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value“ would have been higher and the “Actual/Hypothetical Expenses Paid During the Six Months Ended December 31, 2009” and the “Expense Ratios“ would have been lower.
@	Does not include the expenses of the underlying Funds of the American Funds Insurance Series (“Master Funds”) that the Portfolios bear indirectly. If these indirect expenses had been included, the “Actual/Hypothetical Expenses Paid During the Six Months Ended December 31, 2009” and the “Expense Ratios” would have been higher and the “Actual/Hypothetical Ending Account Value” would have been lower.

SunAmerica Series Trust American Funds Growth SAST Portfolio
PORTFOLIO PROFILE — December 31, 2009 — (unaudited)

Industry Allocation*

Registered Investment Companies	100.1%

*	Calculated as a percentage of net assets.

SunAmerica Series Trust American Funds Growth SAST Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2009

		Market
		Value
	Shares	(Note 2)

REGISTERED INVESTMENT COMPANIES — 100.1%
American Funds Insurance Series® — Growth Fund, Class 1	3,483,194	$161,794,368
TOTAL INVESTMENTS (cost $191,985,716)@	100.1%	161,794,368
Liabilities in excess of other assets	(0.1)	(98,197)

NET ASSETS	100.0%	$161,696,171

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2009 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Registered Investment Companies	$161,794,368	$—	$—	$161,794,368

See Notes to Financial Statements

SunAmerica Series Trust American Funds Global Growth SAST Portfolio
PORTFOLIO PROFILE — December 31, 2009 — (unaudited)

Industry Allocation*

Registered Investment Companies	100.1%

*	Calculated as a percentage of net assets.

SunAmerica Series Trust American Funds Global Growth SAST Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2009

		Market
		Value
	Shares	(Note 2)

REGISTERED INVESTMENT COMPANIES — 100.1%
American Funds Insurance Series® — Global Growth Fund, Class 1	8,030,584	$157,479,760
TOTAL INVESTMENTS (cost $164,794,437)@	100.1%	157,479,760
Liabilities in excess of other assets	(0.1)	(95,328)

NET ASSETS	100.0%	$157,384,432

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2009 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Registered Investment Companies	$157,479,760	$—	$—	$157,479,760

See Notes to Financial Statements

SunAmerica Series Trust American Funds Growth-Income SAST Portfolio
PORTFOLIO PROFILE — December 31, 2009 — (unaudited)

Industry Allocation*

Registered Investment Companies	100.1%

*	Calculated as a percentage of net assets.

SunAmerica Series Trust American Funds Growth-Income SAST Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2009

		Market
		Value
	Shares	(Note 2)

REGISTERED INVESTMENT COMPANIES — 100.1%
American Funds Insurance Series® — Growth-Income Fund, Class 1	5,151,208	$161,593,402
TOTAL INVESTMENTS (cost $189,013,661)@	100.1%	161,593,402
Liabilities in excess of other assets	(0.1)	(98,968)

NET ASSETS	100.0%	$161,494,434

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2009 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Registered Investment Companies	$161,593,402	$—	$—	$161,593,402

See Notes to Financial Statements

SunAmerica Series Trust American Funds Asset Allocation SAST Portfolio
PORTFOLIO PROFILE — December 31, 2009 — (unaudited)

Industry Allocation*

Registered Investment Companies	100.1%

*	Calculated as a percentage of net assets.

SunAmerica Series Trust American Funds Asset Allocation SAST Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2009

		Market
		Value
	Shares	(Note 2)

REGISTERED INVESTMENT COMPANIES — 100.1%
American Funds Insurance Series® — Asset Allocation Fund, Class 1	3,120,241	$46,023,557
TOTAL INVESTMENTS (cost $50,232,777)@	100.1%	46,023,557
Liabilities in excess of other assets	(0.1)	(52,434)

NET ASSETS	100.0%	$45,971,123

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2009 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Registered Investment Companies	$46,023,557	$—	$—	$46,023,557

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2009

	American	American	American	American
	Funds	Funds	Funds	Funds
	Growth	Global Growth	Growth—Income	Asset Allocation
	SAST	SAST	SAST	SAST
	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS:
Long-term investment securities, at market value (unaffiliated)*	$161,794,368	$157,479,760	$161,593,402	$46,023,557

Total investments	161,794,368	157,479,760	161,593,402	46,023,557

Receivable for:
Fund shares sold	349,648	376,827	315,678	217,511
Investments sold	979,604	935,954	2,323,893	—
Prepaid expenses and other assets	1,005	998	1,009	950
Due from investment adviser for expense reimbursements/fee waivers	81,766	92,389	82,707	20,285

Total assets	163,206,391	158,885,928	164,316,689	46,262,303

LIABILITIES:
Payable for:
Fund shares redeemed	1,329,252	1,312,781	2,639,571	168,968
Investments purchased	—	—	—	48,543
Investment advisory and management fees	115,836	125,385	117,168	32,834
Service fees	34,069	32,996	34,461	9,658
Other accrued expenses	31,063	30,334	31,055	31,177

Total liabilities	1,510,220	1,501,496	2,822,255	291,180

NET ASSETS	$161,696,171	$157,384,432	$161,494,434	$45,971,123

NET ASSETS REPRESENTED BY:
Paid-in capital	199,090,723	167,306,701	192,451,792	51,012,926
Accumulated undistributed net investment income (loss)	466,821	1,467,395	1,803,572	779,208
Accumulated undistributed net realized gain (loss) on investments and capital gain distributions from underlying funds	(7,670,025)	(4,074,987)	(5,340,671)	(1,611,791)
Unrealized appreciation (depreciation) on investments	(30,191,348)	(7,314,677)	(27,420,259)	(4,209,220)

NET ASSETS	$161,696,171	$157,384,432	$161,494,434	$45,971,123

Class 3 (unlimited shares authorized):
Net assets	$161,696,171	$157,384,432	$161,494,434	$45,971,123
Shares of beneficial interest issued and outstanding	19,554,800	15,797,072	19,115,554	5,054,263
Net asset value, offering and redemption price per share	$8.27	$9.96	$8.45	$9.10

* Cost
Long-term investment securities (unaffiliated)	$191,985,716	$164,794,437	$189,013,661	$50,232,777

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF OPERATIONS
For the year ended December 31, 2009

	American	American		American
	Funds	Funds	American	Funds
	Growth	Global Growth	Funds	Asset Allocation
	SAST	SAST	Growth—Income	SAST
	Portfolio	Portfolio	SAST Portfolio	Portfolio

INVESTMENT INCOME:
Dividends (unaffiliated)	$1,198,339	$2,137,825	$2,568,962	$1,035,643

Total investment income	1,198,339	2,137,825	2,568,962	1,035,643

EXPENSES:
Investment advisory and management fees	1,100,567	1,120,651	1,151,467	311,338
Service fees	323,719	294,927	338,688	91,575
Custodian and accounting fees	18,237	18,099	18,121	18,138
Reports to shareholders	19,939	17,727	22,953	6,590
Audit and tax fees	21,758	21,706	21,749	21,614
Legal fees	6,502	6,266	6,692	5,396
Trustees’ fees and expenses	9,077	8,228	9,879	2,594
Other expenses	8,591	8,569	8,641	8,530

Total expenses before fee waivers, expense reimbursements and expense recoupments	1,508,390	1,496,173	1,578,190	465,775

Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	(776,871)	(825,743)	(812,800)	(209,340)

Net expenses	731,519	670,430	765,390	256,435

Net investment income (loss)	466,820	1,467,395	1,803,572	779,208

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments (unaffiliated)	(6,617,957)	(4,007,468)	(4,707,009)	(974,403)

Net change in unrealized appreciation (depreciation) on investments (unaffiliated)	49,806,565	44,922,849	41,288,440	8,341,717

Net realized and unrealized gain (loss) on investments	43,188,608	40,915,381	36,581,431	7,367,314

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$43,655,428	$42,382,776	$38,385,003	$8,146,522

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	American Funds Growth		American Funds Global Growth
	SAST Portfolio		SAST Portfolio

	For the	For the	For the	For the
	year ended	year ended	year ended	year ended
	December 31,	December 31,	December 31,	December 31,
	2009	2008	2009	2008

OPERATIONS:
Net investment income (loss)	$466,820	$879,870	$1,467,395	$1,899,495
Net realized gain (loss) on investments	(6,617,957)	11,537,637	(4,007,468)	6,834,938
Net unrealized gain (loss) on investments	49,806,565	(79,029,753)	44,922,849	(53,123,929)

Net increase (decrease) in net assets resulting from operations	43,655,428	(66,612,246)	42,382,776	(44,389,496)

Distributions to shareholders from:
Net investment income	(2,289,048)	(569,597)	(2,787,443)	(1,149,915)
Net realized gain on securities	(11,180,516)	(1,512,214)	(6,014,509)	(851,115)

Total distributions to shareholders	(13,469,564)	(2,081,811)	(8,801,952)	(2,001,030)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	24,550,620	88,980,399	31,605,688	74,060,780

TOTAL INCREASE (DECREASE) IN NET ASSETS	54,736,484	20,286,342	65,186,512	27,670,254

NET ASSETS:
Beginning of period	106,959,687	86,673,345	92,197,920	64,527,666

End of period†	$161,696,171	$106,959,687	$157,384,432	$92,197,920

† Includes accumulated undistributed net investment income (loss)	$466,821	$2,289,049	$1,467,395	$2,787,443

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	American Funds Growth—Income		American Funds Asset Allocation
	SAST Portfolio		SAST Portfolio

	For the	For the	For the	For the
	year ended	year ended	year ended	year ended
	December 31,	December 31,	December 31,	December 31,
	2009	2008	2009	2008

OPERATIONS:
Net investment income (loss)	$1,803,572	$2,231,528	$779,208	$830,537
Net realized gain (loss) on investments	(4,707,009)	6,695,545	(974,403)	482,483
Net unrealized gain (loss) on investments.	41,288,440	(65,458,051)	8,341,717	(11,969,471)

Net increase (decrease) in net assets resulting from operations	38,385,003	(56,530,978)	8,146,522	(10,656,451)

Distributions to shareholders from:
Net investment income	(3,020,342)	(1,060,123)	(860,804)	(346,036)
Net realized gain on securities	(6,540,393)	(734,701)	(1,089,604)	(196,476)

Total distributions to shareholders	(9,560,735)	(1,794,824)	(1,950,408)	(542,512)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	15,572,989	91,223,858	9,376,994	22,933,046

TOTAL INCREASE (DECREASE) IN NET ASSETS	44,397,257	32,898,056	15,573,108	11,734,083

NET ASSETS:
Beginning of period	117,097,177	84,199,121	30,398,015	18,663,932

End of period†	$161,494,434	$117,097,177	$45,971,123	$30,398,015

† Includes accumulated undistributed net investment income (loss)	$1,803,572	$3,020,342	$779,208	$860,804

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2009

1. Description of Business and Basis of Presentation:  SunAmerica Series Trust (the “Trust”), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. The Trust is comprised of thirty-five separate investment series, four of which are included in this Annual Report: American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio (collectively, the “Portfolios” and are presented herein).

Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies. Shares of the Portfolios are held by separate accounts of SunAmerica Annuity and Life Assurance Company* (“SAAL”), an Arizona corporation, and First SunAmerica Life Insurance Company, a New York corporation. SAAL and First SunAmerica Life Insurance Company are wholly-owned subsidiaries of SunAmerica Life Insurance Company, an Arizona corporation. The life insurance companies listed above are collectively referred to as the “Life Companies”. All shares may be purchased or redeemed at net asset value without any sales or redemption charges.

American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio operate in the manner of a “Fund of Funds”, investing in shares of an underlying mutual fund (“underlying fund” and/or “Master Fund”).

Each Master Fund is a portfolio offered by American Funds Insurance Series® (“American Funds®”), a registered open-end investment company. Each Portfolio’s corresponding Master Fund is listed below:

Trust Feeder Funds	American Funds Master Funds

American Funds Growth SAST Portfolio	American Funds® Growth Fund
American Funds Global Growth SAST Portfolio	American Funds® Global Growth Fund
American Funds Growth-Income SAST Portfolio	American Funds® Growth-Income Fund
American Funds Asset Allocation SAST Portfolio	American Funds® Asset Allocation Fund

The underlying fund’s accounting policies are outlined in the underlying funds’ financial statements, available at U.S. Securities and Exchange Commission (“SEC”) Internet website at www.sec.gov, CIK 729528 and should be read in conjunction with these financial statements.

The investment goals for the Portfolios included in this report are as follows:

The American Funds Growth SAST Portfolio attempts to achieve growth by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Growth Fund (“the Master Growth Fund”), a portfolio offered by American Funds, a registered open-end investment company. In turn, the Master Growth Fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

The American Funds Global Growth SAST Portfolio attempts to achieve growth by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Global Growth Fund (“the Master Global Growth Fund”), a portfolio offered by American Funds, a registered open-end investment company. In turn, the Master Global Growth Fund invests primarily in common stocks of companies located around the world, including companies located in emerging markets.

The American Funds Growth-Income SAST Portfolio attempts to achieve growth and income by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Growth-Income Fund (“the Master Growth-Income Fund”), a portfolio offered by American Funds, a registered open-end investment company. In turn, the Master Growth-Income Fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

The American Funds Asset Allocation SAST Portfolio attempts to achieve high total return (including income and capital gains) consistent with the preservation of capital over the long-term by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Asset Allocation Fund (“the Master Asset Allocation Fund”), a portfolio offered by American Funds, a registered open-end investment company. In turn, the Master Asset Allocation Fund invests in a diversified portfolio of common stock or other equity securities, bonds and other fixed-income securities.

Indemnifications:  The Trust’s organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an “interested person,” as defined in

* Effective June 20, 2009, AIG SunAmerica Life Assurance Company changed its name to SunAmerica Annuity and Life Assurance Company.

Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies:  The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of its financial statements:

Security Valuation:

The net asset value (“NAV”) of each Portfolio is determined based upon the NAV of its corresponding Master Fund.

Master Funds

Each Master Fund is a series of American Funds®. All portfolio securities of funds managed by Capital Research and Management Company (“Capital Research”) are valued, and the NAV per share for each share class are determined, as follows:

Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the American Funds’® board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

The various inputs that may be used to determine the value of the Portfolios’ investments are summarized into three levels listed below:

Level 1 —	Unadjusted quoted prices in active markets for identical securities

Level 2 —	Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.)

Level 3 —	Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value the Portfolios’ net assets as of December 31, 2009, are reported on a schedule following the Portfolio of Investments.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date, except when collection is not expected. Dividend income is recorded on the ex-dividend date. Realized gains and losses on sale of investments are calculated on the identified cost basis. The Portfolios invest in Master Fund portfolios offered by American Funds including funds investing in fixed income securities. Distributions from income from the Master Funds, if any, are recorded to income on ex-dividend date. Distributions from net realized capital gains from the Master Funds, if any are recorded to realized gains on ex-dividend date.

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

Dividends from net investment income and capital gain distributions, if any, are paid annually.

The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss), and net assets are not affected by these reclassifications.

The Trust intends for each Portfolio to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any capital gains on investments, to its shareholders. Therefore, no federal tax provision is required. Each Portfolio is considered a separate entity for tax purposes. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2006.

3. Federal Income Taxes:  The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences arising from wash sales.

	For The Year Ended December 31, 2009
	Distributable Earnings			Tax Distributions
		Long-term Gains/	Unrealized		Long-Term
	Ordinary	Capital and	Appreciation	Ordinary	Capital
Portfolio	Income	Other Losses	(Depreciation)	Income	Gains

American Funds Growth SAST	$466,821	$—	$(37,861,373)	$2,289,048	$11,180,516
American Funds Global Growth SAST	1,467,395	—	(11,389,664)	2,787,443	6,014,509
American Funds Growth-Income SAST	1,803,572	(2)	(32,760,928)	3,020,342	6,540,393
American Funds Asset Allocation SAST	779,208	(20,989)	(5,800,022)	860,804	1,089,604

	For The Year Ended
	December 31, 2008
	Tax Distributions
		Long-Term
	Ordinary	Capital
	Income	Gains

American Funds Growth SAST	$571,950	$1,509,861
American Funds Global Growth SAST	1,149,915	851,115
American Funds Growth-Income SAST	1,060,123	734,701
American Funds Asset Allocation SAST	347,541	194,971

As of December 31, 2009, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

Capital Loss
Carryforward
Portfolio	2017

American Funds Growth SAST	$—
American Funds Global Growth SAST	—
American Funds Growth-Income SAST	2
American Funds Asset Allocation SAST	20,989

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

	For The Year Ended December 31, 2009
	Aggregate	Aggregate
	Unrealized	Unrealized	Gain/(Loss)	Cost of
Portfolio	Gain	Loss	Net	Investments

American Funds Growth SAST	$—	$(37,861,373)	$(37,861,373)	$199,655,741
American Funds Global Growth SAST	—	$(11,389,664)	$(11,389,664)	$168,869,424
American Funds Growth-Income SAST	—	$(32,760,928)	$(32,760,928)	$194,354,330
American Funds Asset Allocation SAST	—	$(5,800,022)	$(5,800,022)	$51,823,579

4. Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan):  Capital Research serves as investment adviser to the Master Funds. Capital Research, a wholly owned subsidiary of The Capital Group Companies, Inc., manages the investment fund and business affairs of the Master Funds. SunAmerica Asset Management Corp. (“SAAMCo” or the “Adviser”)*, a wholly-owned subsidiary of SAAL, serves as investment adviser for all the Portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the “Agreement”) with SAAMCo to handle the Trust’s day-to-day affairs. The Agreement provides that SAAMCo shall manage the Trust’s investments and administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. SAAMCo performs all investment advisory services for these Portfolios with the exception of portfolio management. The term “Assets”, as used in the following table, means the average daily net assets of the Portfolios.

  The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio’s Assets:

Management
Portfolio	Fees

American Funds Growth SAST	0.85%
American Funds Global Growth SAST	0.95%
American Funds Growth-Income SAST	0.85%
American Funds Asset Allocation SAST	0.85%

SAAMCo has entered into a contractual agreement with the Trust under which it will waive 0.60%, 0.70%, 0.60%, and 0.60% for American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio, respectively, of its advisory fee for such time as the Portfolios are operated as feeder funds, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment advisory and management agreement with the Trust. This fee waiver will continue as long as the Portfolios are part of a master-feeder fund structure unless the Board approves a change in or elimination of the waiver.

For the year ended December 31, 2009, SAAMCo has agreed to waive advisory fees as follows:

Portfolio	Amount

American Funds Growth SAST	$776,871
American Funds Global Growth SAST	825,743
American Funds Growth-Income SAST	812,800
American Funds Asset Allocation SAST	219,768

The Adviser has voluntarily agreed to reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the following Portfolios’ average daily net assets. Annual Portfolio operating expenses shall not include extraordinary expenses as determined under generally accepted accounting principles, or acquired Fund fees and expenses.

Portfolio	Class 3

American Funds Growth SAST	0.70%
American Funds Global Growth SAST	0.70%
American Funds Growth-Income SAST	0.70%
American Funds Asset Allocation SAST	0.70%

The Adviser also may voluntarily reimburse additional amounts to increase the investment return to a Portfolio’s investors. The Adviser may terminate all such waivers and/or reimbursements at any time. Waivers or reimbursements made by the Adviser with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser and maintain the foregoing expense limitations. Expenses in the Portfolio’s Statements of Operations reflect the expenses of the Portfolios and do not include any indirect expenses related to the underlying funds.

* Effective April 1, 2009, AIG SunAmerica Asset Management Corp. changed its name to SunAmerica Asset Management Corp.

For the year ended December 31, 2009, SAAMCo has agreed to reimburse expenses as follows:

Portfolio	Amount

American Funds Asset Allocation SAST	$1,061

At December 31, 2009, the amounts repaid to the Adviser, which are included in the Statement of Operations, along with the remaining balance subject to recoupment are as follows:

		Balance
	Amount	Subject to
Portfolio	Recouped	Recoupment

American Funds Asset Allocation SAST	$11,489	$19,921

Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provides for service fees payable at the annual rate 0.25% of the average daily net assets of Class 3 shares. The service fees were used to compensate the Life Companies for costs associated with the servicing of Class 3 shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 3 shares. Accordingly, for the year ended December 31, 2009, service fees were paid (see Statement of Operations) based on the aforementioned rate.

On March 4, 2009, American International Group, Inc. (“AIG”), the ultimate parent of SAAMCo., issued and sold to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the “Trust”), 100,000 shares of AIG’s Series C Perpetual, Convertible, Participating Preferred Stock (the “Stock”) for an aggregate purchase price of $500,000, with an understanding that additional and independently sufficient consideration was also furnished to AIG by the Federal Reserve Bank of New York (“the FRBNY”) in the form of its lending commitment (the “Credit Facility”) under the Credit Agreement, dated as of September 22, 2008, between AIG and FRBNY. The Stock has preferential liquidation rights over AIG common stock, and, to the extent permitted by law, votes with AIG’s common stock on all matters submitted to AIG’s shareholders. The Trust has approximately 79.9% of the aggregate voting power of AIG’s common stock and is entitled to approximately 79.9% of all dividends paid on AIG’s common stock, in each case treating the Stock as if converted. The Stock will remain outstanding even if the Credit Facility is repaid in full or otherwise terminates.

5. Purchases and Sales of Securities:  The cost of purchases and proceeds from sales of long-term investments during the year ended December 31, 2009 were as follows:

	Purchases of Portfolio	Sales of Portfolio	Purchases of	Sales of
	Securities (Excluding U.S.	Securities (Excluding U.S.	U.S. Government	U.S. Government
Portfolio	Government Securities)	Government Securities)	Securities	Securities

American Funds Growth SAST Portfolio	$19,155,065	$8,787,032	$—	$—
American Funds Global Growth SAST Portfolio	30,689,756	8,534,883	—	—
American Funds Growth-Income SAST Portfolio	13,256,990	7,995,732	—	—
American Funds Asset Allocation SAST Portfolio	9,128,972	1,944,682	—	—

6. Capital Share Transactions:  Transactions in capital shares of Class 3 of each Portfolio are as follows:

	American Funds Growth SAST Portfolio				American Funds Global Growth SAST Portfolio
	Class 3				Class 3
	For the Year Ended		For the Year Ended		For the Year Ended		For the Year Ended
	December 31, 2009		December 31, 2008		December 31, 2009		December 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	4,989,305	$36,246,312	11,177,669	$108,027,318	5,472,626	$47,136,708	8,664,145	$88,977,309
Reinvested dividends	1,741,518	13,469,564	220,396	2,081,811	933,632	8,801,952	202,273	2,001,030
Shares redeemed	(3,506,755)	(25,165,256)	(2,334,500)	(21,128,730)	(2,889,398)	(24,332,972)	(1,758,735)	(16,917,559)

Net increase (decrease)	3,224,068	$24,550,620	9,063,565	$88,980,399	3,516,860	$31,605,688	7,107,683	$74,060,780

	American Funds Growth-Income SAST Portfolio				American Funds Asset Allocation SAST Portfolio
	Class 3				Class 3
	For the Year Ended		For the Year Ended		For the Year Ended		For the Year Ended
	December 31, 2009		December 31, 2008		December 31, 2009		December 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	4,133,562	$29,714,170	11,896,199	$112,982,153	1,562,537	$12,783,514	2,937,660	$29,259,021
Reinvested dividends	1,208,248	9,560,735	192,309	1,794,824	227,087	1,950,408	56,019	542,512
Shares redeemed	(3,214,447)	(23,701,916)	(2,568,216)	(23,553,119)	(663,261)	(5,356,928)	(731,167)	(6,868,487)

Net increase (decrease)	2,127,363	$15,572,989	9,520,292	$91,223,858	1,126,363	$9,376,994	2,262,512	$22,933,046

7. Subsequent Events:  The Trust has performed an evaluation of subsequent events through February 25, 2010, which is the date the financial statements were issued. There were no subsequent events noted requiring further disclosure.

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

			Net gain										Ratio of
			(loss) on										net
	Net Asset		investments			Dividend		Net		Net			investment
	Value,	Net	(both		Dividends	from net		Asset		Assets,	Ratio of		income
	beginning	investment	realized	Total from	from net	realized		Value,		end of	expenses to		(loss) to
Period	of	income	and	investment	investment	gain on	Total	end of	Total	period	average net		average net		Portfolio
ended	period	(loss)*	unrealized)	operations	income	investments	Distributions	period	Return**	(000’s)	assets(1)(2)		assets(1)(2)(3)		turnover

American Funds Growth SAST Portfolio Class 3
09/01/06@- 12/31/06	$10.00	$0.45	$0.21	$0.66	$—	$—	$—	$10.66	6.60%	$1,608	0.70	%†	4.39	%†	3%
12/31/07	10.66	0.14	1.13	1.27	(0.00)	(0.00)	(0.00)	11.93	11.93	86,673	0.70		1.34		0
12/31/08	11.93	0.07	(5.30)	(5.23)	(0.04)	(0.11)	(0.15)	6.55	(44.19)	106,960	0.62		0.80		1
12/31/09	6.55	0.03	2.47	2.50	(0.13)	(0.65)	(0.78)	8.27	38.96	161,696	0.56		0.36		7

American Funds Global Growth SAST Portfolio Class 3
09/01/06@- 12/31/06	10.00	(0.07)	0.97	0.90	—	—	—	10.90	9.00	2,113	0.70	†	(0.69	)†	2
12/31/07	10.90	0.43	1.15	1.58	—	—	—	12.48	14.50	64,528	0.70		3.86		0
12/31/08	12.48	0.21	(4.99)	(4.78)	(0.11)	(0.08)	(0.19)	7.51	(38.62)	92,198	0.65		2.24		0
12/31/09	7.51	0.11	2.98	3.09	(0.20)	(0.44)	(0.64)	9.96	41.67	157,384	0.57		1.24		7

American Funds Growth-Income SAST Portfolio Class 3
09/01/06@- 12/31/06	10.00	0.61	0.17	0.78	—	—	—	10.78	7.80	1,707	0.70	†	8.50	†	3
12/31/07	10.78	0.30	0.19	0.49	(0.00)	(0.00)	(0.00)	11.27	4.58	84,199	0.70		2.91		0
12/31/08	11.27	0.18	(4.44)	(4.26)	(0.07)	(0.05)	(0.12)	6.89	(38.05)	117,097	0.61		1.99		5
12/31/09	6.89	0.10	1.99	2.09	(0.17)	(0.36)	(0.53)	8.45	30.88	161,494	0.57		1.33		6

American Funds Asset Allocation SAST Portfolio Class 3
09/01/06@- 12/31/06	10.00	0.52	0.04	0.56	—	—	—	10.56	5.60	603	0.70	†	6.86	†	1
12/31/07	10.56	0.41	0.25	0.66	(0.01)	(0.00)	(0.01)	11.21	6.20	18,664	0.70		3.95		3
12/31/08	11.21	0.28	(3.59)	(3.31)	(0.10)	(0.06)	(0.16)	7.74	(29.85)	30,398	0.70		3.05		9
12/31/09	7.74	0.17	1.62	1.79	(0.19)	(0.24)	(0.43)	9.10	23.44	45,971	0.70		2.13		5

*	Calculated based on average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements (recoupment) and expense reductions.

†	Annualized.

@	Commencement of operations.

(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	12/31/06		12/31/07		12/31/08		12/31/09
		Net Investment		Net Investment		Net Investment		Net Investment
	Expenses†	Loss†	Expenses	Income (Loss)	Expenses	Income (Loss)	Expenses	Income (Loss)
American Funds Growth SAST Portfolio	28.69%	(23.59)%	1.25%	0.80%	1.19%	0.23%	1.16%	(0.24)%
American Funds Global Growth SAST Portfolio	22.96	(22.95)	1.40	3.17	1.30	1.59	1.27	0.54
American Funds Growth-Income SAST Portfolio	28.74	(19.54)	1.25	2.36	1.19	1.42	1.17	0.73
American Funds Asset Allocation SAST Portfolio	60.88	(53.32)	1.63	3.03	1.31	2.45	1.27	1.56

(2)	Does not include underlying fund expenses that the Portfolios bear indirectly.

(3)	Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invest.

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Board of Trustees of SunAmerica Series Trust and Shareholders of American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio, and American Funds Asset Allocation SAST Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio, and American Funds Asset Allocation SAST Portfolio (four of the portfolios constituting SunAmerica Series Trust, hereafter referred to as the “Trust”) at December 31, 2009, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2009 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

February 25, 2010
Houston, Texas

SUNAMERICA SERIES TRUST
APPROVAL OF ADVISORY AGREEMENTS
December 31, 2009 (unaudited)

At a meeting held on September 30, 2009, the Board of Trustees (the “Board”), including the Trustees that are not interested persons of SunAmerica Series Trust (the “Trust”), as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved with respect to each Portfolio the continuation of the Investment Management and Advisory Agreement between SunAmerica Asset Management Corp. (“SAAMCo”) and the Trust and the continuation of the Master-Feeder Addendum to the Advisory Agreement also between SAAMCo and the Trust (the “Advisory Agreement”).

In connection with the approval of Advisory Agreement, the Board received materials related to certain factors used in its consideration whether to renew or approve such Advisory Agreement. Those factors included: (1) the nature, extent and quality of services provided by SAAMCo; (2) the size and structure of the advisory fees and other material payments made to SAAMCo in connection with their management of the Trust’s Portfolios; (3) the investment performance of the Portfolios, if any, compared to performance of comparable funds as selected by an independent third-party provider of investment company data (“Performance Group/Universe”) and against benchmarks and/or indices; (4) the costs of services and the benefits potentially derived by SAAMCo; (5) the terms of the Advisory Agreement; (6) whether the Portfolios will benefit from possible economies of scale; (7) the organizational capability and financial condition of SAAMCo and its affiliates; and (8) information regarding SAAMCo’s compliance and regulatory history. In addition, the Board considered (a) the organization capability and financial condition of SAAMCo; (b) the historical relationship between the Trust and SAAMCo; and (c) the conditions and trends prevailing in the economy, the securities markets and the investment company industry.

The Independent Trustees were separately represented by counsel that is independent of SAAMCo in connection with their consideration of approval of the Advisory Agreement. The matters discussed below were also considered separately by the Independent Trustees in an executive session during which such independent counsel provided guidance to the Independent Trustees.

The Board received information regarding the Trust’s advisory fees compared to advisory fee rates of a group of funds with similar investment objectives (the “Expense Group/Universe”), as selected and prepared by an independent third-party provider of investment company data. The Expense Group and the Performance Group each consists of a Portfolio and a select group of funds that are chosen to be comparable to such Portfolio based upon certain factors, including fund type (in this case, funds underlying variable insurance products), comparability of investment objectives and asset category (for example, large-cap value, small-cap growth, mid-cap core, etc.), asset size and expense components. The Expense Universe and the Performance Universe each generally consists of a Portfolio, the funds in its Expense Group or Performance Group, respectively, and all other funds in the asset category or categories included in the Expense Group or Performance Group regardless of asset size or primary channel of distribution.

Nature, Extent and Quality of Services.

The Board, including the Independent Trustees, considered the nature, quality and extent of services provided by SAAMCo. In making its evaluation, the Board considered that SAAMCo is responsible for the management of the affairs of the Trust. In addition, the Board noted that SAAMCo is responsible for overseeing the performance of services by the Trust’s custodian, transfer agent and dividend disbursing agent. The Board also noted that SAAMCo is responsible for the financial, legal and accounting records required to be maintained by each Portfolio and for the administration of the Trust’s business affairs, including providing such office space, bookkeeping, accounting, clerical, secretarial and administrative services (exclusive of, and in addition to, any such service provided by any others retained by the Trust or any Portfolio) and such executive and other personnel as shall be necessary for the operations of each Portfolio.

The Board reviewed the qualifications, background and responsibilities of SAAMCo’s staff who are responsible for providing investment management services to the Portfolios. The Board concluded that it was satisfied with the nature, quality and extent of the services provided by SAAMCo and that there was a reasonable basis on which to conclude that it would provide high quality services to the Trust.

Portfolio Fees and Expenses; Investment Performance.

The Board, including the Independent Trustees, received and reviewed information regarding the Portfolios’ fees (actual or contractual management fees, non-management fees, and 12b-1 fees, if applicable), and expense ratios compared against such fees and expense ratios of their Expense Group/Universes for each Portfolio. Such fees and expense ratios were compared both before and after expense waivers, caps and reimbursements, if any. The Board also considered that advisory fees may vary widely within an Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs.

The Board, including the Independent Trustees, received and reviewed performance information prepared by management, and information prepared by Lipper. The performance information included annualized returns for the period since inception, and its one-, three- and five-year periods ended May 31 from Lipper and performance information as of June 30, 2009 from management. On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to the Portfolios’ overall performance, and management makes particular note of Portfolios that may require closer monitoring or potential corrective action by the Board.

As part of its review of the Portfolios’ fees and expenses and performance, the Board considered the following expense and performance information provided by Lipper and management in making its determinations.

American Funds Asset Allocation SAST Portfolio (Master Fund managed by Capital Research and Management Company (“CRMC”)).  The Board considered that the Portfolio’s actual advisory fees and total expenses were below the medians of its Expense Group/Universe. The Board considered that the Portfolio underperformed the Lipper VUF Multi-Asset Target Allocation-Growth Index for the one-year period and the period since inception. It also considered that the Portfolio’s performance was at or above the median of its Performance Group/Median for the one-year period but below the medians for the period since inception. The Board considered management’s discussion and concluded that the Portfolio’s performance has been satisfactory in light of all factors considered.

American Funds Global Growth SAST Portfolio (Master Fund managed by CRMC).  The Board considered that the Portfolio’s actual advisory fees and total expenses were below the medians of its Expense Group/Universe. The Board considered that the Portfolio outperformed the Lipper VUF Global Core Index and the medians of its Performance Group/Universe for the one-year period and the period since inception. The Board considered management’s discussion and concluded that the Portfolio’s performance has been satisfactory in light of all factors considered.

American Funds Growth SAST Portfolio (Master Fund managed by CRMC).  The Board considered that the Portfolio’s actual advisory fees and total expenses were below the medians of its Expense Group/Universe. The Board considered that the Portfolio underperformed the Lipper VUF Multi-Cap Growth Index for the one-year period and for the period since inception. It also noted that the Portfolio was above the median of its Performance Group for the one-year period and the period since inception and that the Portfolio was above the median of the Performance Universe for the one-year period but below the median for the period since inception. The Board considered management’s discussion and concluded that the Portfolio’s performance has been satisfactory in light of all factors considered.

American Funds Growth-Income SAST Portfolio (Master Fund managed by CRMC).  The Board considered that the Portfolio’s actual advisory fees and total expenses were below the medians of its Expense Group/Universe. The Board considered that the Portfolio outperformed the Lipper VUF Multi-Cap Core Index for the one-year period and period since inception. It also considered that the Portfolio was above the medians of its Performance Group/Universe for the one-year period and below the medians for the period since inception. The Board considered management’s discussion and concluded that the Portfolio’s performance has been satisfactory in light of all factors considered.

Cost of Services & Benefits Derived.

With respect to indirect costs and benefits, the Board was informed, based on management’s judgment, that any indirect costs incurred by SAAMCo in connection with rendering investment advisory services to the Trust were inconsequential to the analysis of the adequacy of the advisory fees, and that any collateral benefits derived as a result of providing advisory services to the Trust were de minimis and did not impact upon the reasonableness of the advisory fee. The Board considered that SAAMCo is paid an administrative services fee of up to 0.04% of the average daily net asset value of the Trust’s Portfolios pursuant to an arrangement between SAAMCo and certain affiliated life insurance companies (the “Life Companies”).

In connection with benefits derived from the Trust, the Board considered that the Life Companies may benefit as a result of their direct ownership of the Portfolios’ shares, which amounts may be material. It was noted that in calculating their corporate income tax liability as insurance companies, the Life Companies, as corporate mutual fund shareholders, may exclude a portion of the ordinary dividends paid by underlying U.S. equities in the Portfolios to the same extent the Portfolios receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Life Companies may also rely on foreign tax credits with respect to certain tax credits with respect to certain foreign securities held in applicable Portfolios. Finally, the Board considered that the Life Companies receive financial support from SAAMCo for distribution-related activities, including support to help offset costs for training (including training of registered representatives of SunAmerica Capital Services, Inc., the distributor of the Trust, to support sales of the Portfolios and corresponding annuities).

The Board concluded that any benefits that SAAMCo and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolios were not unreasonable.

Profitability and Economies of Scale.

The Board received information related to SAAMCo’s profitability with respect to the services it provides to the Trust’s Portfolios. The profitability analysis reflected the relationship between SAAMCo and SunAmerica Life Assurance Company (“’SALAC”) that provides that SAAMCo contribute to SALAC, its profits earned through its management role to the Trust. The Board also considered that SAAMCo has entered into agreements with First SunAmerica Life Insurance Company (“FSLIC”) wherein SAAMCo pays FSLIC a fee to perform certain administrative services for the benefit of certain variable annuity contract owners. The Board determined that the profitability to SAAMCo in connection with its relationship to the Trust was reasonable.

The Board also received and considered information regarding the ability of the Portfolios to achieve economies of scale. The Board also considered that SAAMCo has voluntarily agreed to waive a portion of its advisory fees. It was noted that as a result of being part of a complex of mutual funds advised or administered by SAAMCo, the Trust is able to share common resources and may share certain expenses, which could result in the Portfolio experiencing lower expenses than they otherwise would achieve if the Trust was a stand-alone entity. The Board considered that management believed that the Portfolios’ existing fee schedules reflect the economics of scale inherent in providing investment advice to a Portfolio in its particular asset category and asset size. The Board concluded that any potential economies of scale are currently being shared between the Trust and SAAMCo in an appropriate manner.

Terms of Advisory Agreement.

The Board, including the Independent Trustees, reviewed the terms of the Advisory Agreement including the duties and responsibilities undertaken by SAAMCo as discussed above. The Board considered that SAAMCo pays all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of the Trustees and any officers of the Trust who are employees of SAAMCo. The Board also considered the other terms and conditions of the Advisory Agreement.

Compliance.

The Board reviewed SAAMCo’s compliance and regulatory history, including information whether any were involved in any regulatory actions or investigations. It was noted that SAAMCo had implemented new policies and procedures over the course of the year, reviewed and enhanced its compliance monitoring procedures, and continued to test the efficacy of its policies and procedures. The Board concluded that there was no information provided that would have a material adverse effect on SAAMCo’s ability to provide services to the Trusts.

Conclusions.

In reaching its decision to recommend the renewal of the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that SAAMCo possesses the capability and resources to perform the duties required of it under the Advisory Agreement.

Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the Advisory Agreement are reasonable, fair and in the best interest of the Portfolios and their shareholders, and (2) the advisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

SUNAMERICA SERIES TRUST
TRUSTEES AND OFFICERS INFORMATION (unaudited)

The following table contains information regarding the Trustees and Officers that oversee operations of the Portfolios and other investment companies within the Fund complex.

				Number of
				Portfolios
		Term of		in Fund
Name,		Office and		Complex
Address and	Position Held	Length of	Principal Occupation(s)	Overseen	Other Directorships
Date of Birth†	With Trust	Time Served(4)	During Past 5 Years	by Trustee(1)	Held by Trustee(3)

Disinterested Trustee
Garrett Bouton DOB: October 19, 1944	Trustee	2007-Present	Retired (2003-present); Managing Director and CEO, Barclays Global Investors (1996-2003)	59	Director, The LECG Group (consulting) (since November 2006)
Carl D. Covitz DOB: March 31, 1939	Trustee	2001-Present	Owner and President, Landmark Capital, Inc. (since 1973)	59	Director, Kayne Anderson Mutual Funds (since 1995); Director, Arden Realty, Inc. (since 1995).
Jane Jelenko DOB: August 19, 1948	Trustee	2006-Present	Retired: Senior Advisor (2003-2005) and Management Consultant (1977-2003) Bearingpoint, Inc. (formerly KPMG, LLP).	59	Director, Countrywide Bank (since 2003).
Gilbert T. Ray DOB: September 18, 1944	Trustee	2001-Present	Retired Partner, O’Melveny & Myers LLP (since 2000); and Attorney (1972-2000) thereof	59	Director, Advanced Auto Parts, Inc. (retail, automotive supply stores) (since 2002); Director, Watts, Wyatt & Company (services — management consulting services) (since 2000); Director IHOP Corp. (since 2004); Director Diamond Rock Hospitality (since 2005).
Allan L. Sher DOB: October 19, 1931	Trustee	1997-Present	Retired Brokerage Executive (since 1992)	59	Director, Bowl America Inc. (1997-Present).
Bruce G. Willison DOB: October 16, 1948	Trustee and Chairman	2001-Present	Dean Emeritus and Professor of Management (since 2006); Dean, Anderson School at UCLA (1999-2005)	59	Director, Nordstrom, Inc. (since 1997); Director, Homestore, Inc. (real estate agents and managers (since 2003); Healthnet International, Inc. (business services) (since 2000).
Interested Trustee
Jana W. Greer(2) DOB: December 30, 1951	Trustee	2001-Present	President, SunAmerica Retirement Markets, Inc. (since 1996); Senior Vice President and Director, Retirement Services, Inc. (since 1991)	59	Director, National Association for Variable Annuities (since 1999).

SUNAMERICA SERIES TRUST
TRUSTEES AND OFFICERS INFORMATION (unaudited) (continued)

Number of
Portfolios
		Term of		in Fund
Name,		Office and		Complex
Address and	Position Held	Length of	Principal Occupation(s)	Overseen	Other Directorships
Date of Birth†	With Trust	Time Served(4)	During Past 5 Years	by Trustee(1)	Held by Trustee(3)

Officers
John T. Genoy SunAmerica Asset Management Corp. Harborside Financial Center 3200 Plaza 5, Jersey City, NJ 07311-4992 DOB: November 8, 1968	President	2007-Present	Chief Financial Officer, SAAMCo (April 2002 to present); Senior Vice President, SAAMCo (June 2003 to present); Chief Operating Officer, SAAMCo (July 2006 to present).	N/A	N/A
Donna M. Handel SunAmerica Asset Management Corp. Harborside Financial Center 3200 Plaza 5, Jersey City, NJ 07311-4992 DOB: June 25, 1966	Treasurer	2002-Present	Senior Vice President, SAAMCo (December 2004 to present); Vice President, SAAMCo (1997 to December 2004); Assistant Treasurer (1993 to 2002)	N/A	N/A
Nori L. Gabert SunAmerica Asset Management Corp. 2929 Allen Parkway Houston, Texas 77019 DOB: August 15, 1953	Vice President and Secretary	2005-Present	Vice President and Deputy General Counsel, SAAMCo (2001 to present); Vice President and Secretary VALIC Company I and VALIC Company II (2000 to present); Formerly, Associate General Counsel, American General Corporation, (1997-2001).	N/A	N/A
Cynthia A. Skrehot SunAmerica Asset Management Corp. 2929 Allen Parkway Houston, Texas 77019 DOB: December 6, 1967	Vice President and Chief Compliance Officer (“CCO”)	2002-Present	Vice President, SAAMCo (August 2002-Present); Securities Compliance Manager, American General Investment Management (June 2000-August 2002)	N/A	N/A
Gregory N. Bressler SunAmerica Asset Management Corp. Harborside Financial Center 3200 Plaza 5, Jersey City, NJ 07311-4992 DOB: November 17, 1966	Vice President and Assistant Secretary	2005-Present	Senior Vice President and General Counsel, SAAMCo (June 2005 to Present); Vice President and Director of U.S. Asset Management Compliance, Goldman Sachs Asset Management, L.P. (June 2004 to June 2005); Deputy General Counsel, Credit Suisse Asset Management, LLC. (June 2002 to June 2004); and Counsel, Credit Suisse Asset Management, LLC (January 2000 to June 2002).	N/A	N/A
Gregory R. Kingston SunAmerica Asset Management Corp. 2929 Allen Parkway Houston, Texas 77019 DOB: January 18, 1966	Vice President and Assistant Treasurer	2001-Present	Vice President, SAAMCo (2001 to Present); Formerly, Vice President, American General Investment Management, L.P. (1999 to 2001)	N/A	N/A
Matthew J. Hackethal SunAmerica Asset Management Corp. Harborside Financial Center 3200 Plaza 5, Jersey City, NJ 07311-4992 DOB: December 31, 1971	Anti-Money Laundering Compliance Officer	2006-Present	Senior Compliance Manager, SAAMCo (November 2006 to Present); Vice President, Credit Suisse Asset Management (May 2001 to October 2006); CCO, Credit Suisse Alternative Funds (November 2005 to October 2006); CCO, Credit Suisse Asset Management Securities, Inc. (April 2004 to August 2005)	N/A	N/A

†	The business address for each Trustee and Officer is 1 SunAmerica Center, Los Angeles, CA 90067-6022.
(1)	The “Fund Complex” consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or administrator. The “Fund Complex” includes the SunAmerica Equity Funds (3 funds), SunAmerica Income Funds (5 funds), SunAmerica Money Market Funds (2 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Focused Series, Inc. (14 portfolios), Anchor Series Trust (9 portfolios), Seasons Series Trust (24 portfolios), SunAmerica Series Trust (35 portfolios), VALIC Company I (33 portfolios), VALIC Company II (15 funds), SunAmerica Specialty Series (3 funds), SunAmerica Focused Alpha Growth Fund, Inc. (1 fund), SunAmerica Focused Alpha Large-Cap Fund, Inc (1 fund), and Brazos Mutual Funds (4 funds).
(2)	Interested Trustee, as defined within the Investment Company Act of 1940, because she serves as President of SunAmerica Retirement Markets, Inc.
(3)	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. “Public Company”) registered under the investment act of 1940.
(4)	Trustees serve until their successors are duly elected and qualified. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is duly elected and qualifies.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-SUN2.

SUNAMERICA SERIES TRUST
SHAREHOLDERS TAX INFORMATION (unaudited)

  Certain tax information regarding the SunAmerica Series Trust is required to be provided to the shareholders based upon each Portfolio’s income and capital gain distributions for the taxable year ended December 31, 2009. The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2009.

  During the year ended December 31, 2009 the Portfolios paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations.

					Qualifying%
					for the 70%
		Net	Net	Net	Dividends
	Total	Investment	Short-Term	Long-Term	Received
	Dividends	Income	Capital Gains*	Capital Gains	Deduction

American Funds Growth SAST Portfolio	$0.78	$0.13	$—	$0.65	100.00%
American Funds Global Growth SAST Portfolio	0.64	0.20	—	0.44	24.22
American Funds Growth-Income SAST Portfolio	0.53	0.17	—	0.36	100.00
American Funds Asset Allocation SAST Portfolio	0.43	0.19	—	0.24	45.74

*	Short-term capital gains are treated as ordinary income for tax purposes

COMPARISONS: PORTFOLIOS VS. INDEXES (unaudited)

The following graphs compare the performance of a $10,000 investment in the presented Feeder Portfolios of SunAmerica Series Trust to a $10,000 investment in a comparable securities index benchmark since the portfolio’s inception. Importantly, such indices represent “paper” portfolios and do not reflect the costs and expenses of actual investing. Following each graph is a discussion of portfolio performance and factors affecting performance over the year ended December 31, 2009.

The following graphs and tables show the performance of the Feeder Portfolios of SunAmerica Series Trust and include all trust expenses but no insurance company expenses associated with the variable annuity or variable life policy and no insurance company contingent deferred sales charge. It is assumed that all dividends are reinvested. No expenses are deducted from the performance of the indexes.

The American Funds SAST portfolios (“Feeder Funds”) are a part of the SunAmerica Series Trust (“SAST”) and currently do not buy individual securities directly, but instead invest all of their assets in the underlying funds (“Master Funds”) of the American Funds Insurance Series. Each Feeder Fund has the same investment goal and limitations as the underlying Master Fund. Investing in a Feeder Fund may result in higher fees and expenses than investing directly in a Master Fund as the Feeder Funds will bear their own portfolio expenses as well as their pro rata share of each Feeder Fund’s underlying Master Fund fees and expenses. Please see the product prospectus for more information regarding the master-feeder fund structure.

Market indices referenced are unmanaged. You cannot invest directly in an index.

American Funds

Growth SAST Portfolio — Class 3

American Funds Growth SAST Portfolio
Average Annual Total Returns as of 12/31/2009
Class 3*
1-year	38.96%
Since Inception	-2.30%

*	Inception date for Class 3: September 1, 2006.

[1]	The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect the changes in larger companies more heavily than those in smaller companies.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

For the period ended December 31, 2009, the American Funds Growth SAST Portfolio — Class 3 (Feeder Fund) returned 38.96% versus the benchmark S&P 500 Index which returned 26.46%. The Growth Portfolio (Master Fund) returned 39.41% for the annual period.

This was a year in which the portfolio management team stuck to their knitting in terms of looking for strong companies with good balance sheets and cash flows, particularly in industries they had anticipated would do well in a recovery. The information technology companies in the Master Fund had very strong returns.

It was also a good year for the Master Fund’s holdings in companies in the health care, resources and financial sectors. Among financial companies, the Master Fund particularly benefited from certain stock purchases near the bottom. Investments in consumer discretionary companies also did well.

Moving forward, the U.S. economy appears to be improving slowly. The Master Fund’s portfolio management team will remain focused on companies that it believes has the potential to do well as the economy continues to recover from last year’s recession, as well as potential additions to the Master Fund, with an eye toward long-term growth.

American Funds

Global Growth SAST Portfolio — Class 3

American Funds Global Growth SAST Portfolio
Average Annual Total Returns as of 12/31/2009
Class 3*
1-year	41.67%
Since Inception	2.48%

*	Inception date for Class 3: September 1, 2006.

[1]	The Morgan Stanley Capital International (MSCI) World Index measures the performance of companies representative of the market structures of 23 developed market countries in North America, Europe and Asia/Pacific regions.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

For the period ended December 31, 2009, the American Funds Global Growth SAST Portfolio — Class 3 (Feeder Fund) returned 41.67% compared to the benchmark MSCI World Index, which returned 30.79% for the year. The Global Growth Portfolio (Master Fund) gained 42.30% for the annual period.

As investors focused on positive economic news and prospects for economic recovery, they began to re-embrace risk in 2009 — a year in which there were strong returns from most stock markets around the world.

The Master Fund benefited from individual stock selection, particularly in some securities in which the investment professionals held strong convictions that ran contrary to market sentiment. The Master Fund also had a reasonable amount of cash available to invest early in the year, which enabled the fund to buy certain securities at attractive valuations. This, along with a somewhat defensive posture going into the worst of the market woes, contributed positively to Master Fund results during the period.

Though global economies in general appear to be strengthening, markets may remain volatile going forward. The Master Fund’s portfolio management team will be paying very close attention to prices and valuations and, if necessary, be willing to sell down some positions and wait for better values in the future.

American Funds

Growth-Income SAST Portfolio — Class 3

American Funds Growth-Income SAST Portfolio
Average Annual Total Returns as of 12/31/2009
Class 3*
1-year	30.88%
Since Inception	-2.66%

*	Inception date for Class 3: September 1, 2006.

[1]	The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect the changes in larger companies more heavily than those in smaller companies.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

For the period ended December 31, 2009, the American Funds Growth-Income SAST Portfolio — Class 3 (Feeder Fund) returned 30.88% compared to the portfolio’s benchmark, the S&P 500 Index, rose 26.46%. The Growth-Income Portfolio (Master Fund) gained 31.24% for the annual period.

The economic upturn now under way has been fueled by a lessening in the rate of inventory contraction and by the continued funding of government support programs. In such an environment, the investment professionals were able to take advantage of the Master Fund’s flexibility to purchase securities that provided strong returns during the period. Though dividend yield is an important component of the investment strategy, some of the Master Fund’s top holdings had little to no yield but did importantly add to full-year results.

Near term, gross domestic product (GDP) growth should show a sharp rebound, but the Master Fund’s portfolio management team would not be surprised to see a period of sluggish growth emerge in 2011. At some point, overleveraged consumers will need to re-establish equilibrium in their household finances. In the meantime, the Master Fund’s portfolio management team continues to pay close attention to the companies in which they invest and to rely on their comprehensive research effort in all decisions.

American Funds

Asset Allocation SAST Portfolio — Class 3

American Funds Asset Allocation SAST Portfolio
Average Annual Total Returns as of 12/31/2009
Class 3*
1-year	23.44%
Since Inception	-0.87%

*	Inception date for Class 3: September 1, 2006.

[1]	The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect the changes in larger companies more heavily than those in smaller companies.
[2]	The Barclays Capital U.S. Aggregate Index is a broad, unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

For the period ended December 31, 2009, the American Funds Asset Allocation SAST Portfolio — Class 3 (Feeder Fund) returned 23.44% versus the S&P 500 Index return of 26.46%. On the fixed-income side, Barclays Capital U.S. Aggregate Index gained 5.93%. The Asset Allocation Portfolio (Master Fund) returned 23.98% for the annual period.

During the course of the year, the investment professionals increased the Master Fund’s exposure to U.S. equities and reduced the fund’s positions in bonds and cash. This relative emphasis on equities contributed to results during the year. Fixed-income holdings were strengthened by investments in high-yield bonds, which had very strong returns for the year.

As of the end of 2009, information technology companies comprised five of the 10 largest equity holdings in the Master Fund, compared with three of the top 10 the year before. The Master Fund’s portfolio management team believes that the Master Fund’s ability to invest in a broad range of securities will allow them to respond to dynamic market conditions, and they continue to pursue the Master Fund’s objective of seeking high total return (including income and capital gains) consistent with the preservation of capital over the long term.

SUNAMERICA SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust’s Portfolios which is available in the Trust’s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how SunAmerica Series Trust Portfolios voted proxies relating to securities held in the Trust’s Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

SunAmerica®
the retirement specialist

1 SunAmerica Center
Los Angeles, CA 90067-6022

CHANGE SERVICE REQUESTED

R4397AR.3

This report is not authorized for distribution to prospective purchasers unless accompanied or preceded by a current prospectus.

R4397AR.3 (2/10)

American Funds®

The right choice for the long term®

American Funds Insurance Series

A system for all investment seasons

Annual report for the year ended December 31, 2009

American Funds Insurance Series A system for all investment seasons Annual report for the year ended December 31 , 2009

American Funds Insurance Series® is the underlying investment vehicle for several variable annuities and insurance products. 3 e investment adviser for American Funds Insurance Series is Capital Research and Management Company.SM For nearly 80 years, Capital Research has invested with a long-term focus based on thorough research and attention to risk. All the variable funds in American Funds Insurance Series may not be available in your product.
The summary investment portfolios (with the exception of Cash Management Fund, which shows a complete listing of its portfolio holdings) are designed to streamline this report and help investors better focus on the funds’ principal holdings. For details on how to obtain a complete schedule of portfolio holdings for each fund in the series, see the outside back cover.
Investment results, unless otherwise indicated, are for Class 2 shares of the funds in American Funds Insurance Series. Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include deduction of the additional 0.25% annual expense for Class 2 shares and 0.18% for Class 3 shares under the series’ plans of distribution.
The mountain charts illustrate the growth of a $10,000 investment in each of the investment portfolios in American Funds Insurance Series (with the exception of Cash Management Fund, which is managed to provide preservation of principal) over the past 10 years (or the lifetime of the fund, if less than 10 years).
The variable annuities and life insurance contracts that use the series’ funds contain certain fees and expenses not reflected in this report. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The series’ investment adviser waived a portion of its management fee from September 1, 2004, through December 31, 2008. The investment adviser also has reimbursed certain expenses. These reimbursements may be adjusted or discontinued by the investment adviser at any time. Fund results shown reflect the waiver and/or reimbursements, without which they would have been lower. See the Financial Highlights table in this report for details.
Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website for the company that issued your contract.
Equity investments are subject to market fluctuations. Investing outside the United States (especially in developing countries) may be subject to additional risks, such as currency and interest rate fluctuations; local, regional or global political, social or economic instability; differing securities regulations and accounting standards; possible changes in taxation; periods of illiquidity; and price volatility. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal in bond funds is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the fund. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal. See the funds’ prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Fellow investors:
2009 will likely be remembered as an extraordinary year. In 2008, the global financial crisis sent seemingly stalwart companies like AIG, Bear Stearns, Lehman Brothers and Merrill Lynch spiraling into bankruptcy, government rescues or hasty acquisitions, while credit markets froze and securities prices plummeted. Investors experienced the worst financial crisis since the Great Depression, participated in the steepest stock market decline since World War II and faced the biggest cut in dividend payments since the 1930s. This maelstrom continued into the first quarter of 2009 and was followed by the fastest stock market surge in seven decades.
The tremendous rally that began on March 10, 2009, favored those securities that had declined the most in the downturn. Developing markets, many of which bottomed in late 2008, soared in 2009 — in some cases, more than doubling over the course of the year. The MSCI Emerging Markets Index rose 79.0%, bolstered by gains in Brazil (128.6%), India (102.8%) and Russia (104.9%), among other developing countries. China (62.6%) also had strong returns. (Country returns outside the U.S. are measured by MSCI and are calculated in U.S. dollars with dividends reinvested.)
Stock markets in developed countries, as measured by the MSCI World Index, gained 30.8% after a coordinated global effort by governments to stimulate the economy helped restore investor confidence. All developed countries posted positive returns as the combination of low interest rates, subdued inflation, inventory rebuilding and better-than-expected corporate results helped boost investors’ appetite for risk.
In steeply declining markets, the weakest companies typically are punished the most. The upturn tends to favor the same companies (if they survive). This again proved true in the most recent period, when smaller companies helped lead the pack. Conversely, the companies that did least well included the largest, highest quality companies and those with the highest yield. In fact, the higher the average yield of a company in the S&P 500, the worse it generally fared. (The same was not true outside the U.S., where high dividend-yielding companies enjoyed gains similar to lower yielding companies.)
As with equities, fixed-income markets rewarded the most battered and highest risk investments, namely high-yield bonds. The Credit Suisse High Yield Index gained an eye-popping 54.2% during the period, the highest one-year calendar return since its inception in 1985. The Barclays Capital Global Aggregate Index, which tracks the global bond market, rose 6.9%, reflecting continued strength in bond markets around the world. Developing markets, as on the equity side, proved particularly resilient: the J.P. Morgan Emerging Markets Bond Index Plus gained 25.9%. The U.S. bond market, as represented by the Citigroup Broad Investment Grade (BIG) Index, gained 5.1%.
In this report
Special feature
A system for all
investment seasons
Investment portfolios
Global Growth Fund
Growth Fund
Growth-Income Fund
Asset Allocation Fund
American Funds Insurance Series

Throughout the year, the Federal Reserve helped pump liquidity into the system by targeting its federal funds rate close to zero and maintaining bond purchases. This has fostered an ongoing recovery of business activity worldwide, though it could lead to renewed inflation in the future.
The nature of the way our organization manages investments is that our portfolios consist of a vast number of individual, high-conviction decisions. The portfolio counselors and investment analysts offered independent perspectives on the unusual events of the recent period, acting essentially on their own recognizance to make the best determination of how to respond. As is the custom with our organization, there is no one person who decides what an appropriate methodology, forecast or portfolio structure should be. In 2009, this balanced approach proved to be fruitful. Despite the volatile investment environment, most of the portfolios in American Funds Insurance Series beat their relevant benchmarks and had positive returns for the year. (For more on our investment approach, please see “A System for All Investment Seasons.”)
We have been through an unusually difficult period, but we believe that the healing process has begun. History has shown that periods of turmoil and steep market declines have subsequently proved to be among the best times to invest. Of course, past performance is no guarantee of future results.
During the ups and downs of the turbulent market, our investment professionals have continued to maintain close contact with companies on a worldwide basis. We remain solidly committed to doing the comprehensive investment research that we’ve been doing throughout the firm’s history, and we believe that shareholders should benefit from these efforts over time.
We truly appreciate the willingness of our shareholders to stick with us during an extremely challenging period, and we recognize that this was not an easy decision. Thank you for your confidence in us.
We caution that markets may continue to be volatile in the months to come. But years like 2009 remind us of the importance of thinking long term with investment decisions, and the rally in stocks and bonds points out the error of selling after substantial market declines. We continue to advise shareholders to keep a long-term perspective and to not get unduly excited or dispirited by short-term results.
We look forward to reporting to you again in six months.
Cordially,

James K. Dunton
Vice Chairman of the Board

Donald D. O’Neal
President
February 9, 2010
The market can go to extremes, but success is measured over time
The 2008 decline was among the worst in the history of the U.S. stock market, as is shown on the left side of this chart, which tracks one-year total returns for the S&P 500. The right side shows average annual total returns over 10-year periods. As you can see, the market has tended to produce positive returns over the longer time periods, suggesting the benefits of staying the course and remaining invested regardless of short-term results.
Returns are average annual total returns for Standard & Poor’s 500 Composite Index since 1926, the year when data became available. The decade table shows years when each 10-year period ended; for example, 1935 represents January 1, 1926, through December 31, 1935.
American Funds Insurance Series

Global Growth Fund
Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. Visit americanfunds.com/afis for current information and month-end results. For month-end results and information about your insurance contract, go to the website for the company that issued your contract.
Global Growth Fund gained 42.30% for the 12 months ended December 31, 2009, outpacing the MSCI World Index, which gained 30.79%.
As investors focused on positive economic news and prospects for economic recovery, they began to re-embrace risk in 2009 — a year in which there were strong returns from most stock markets around the world.
The fund benefited from individual stock selection, particularly in some securities in which the investment professionals held strong convictions that ran contrary to market sentiment. The fund also had a reasonable amount of cash available to invest early in the year, which enabled us to buy certain securities at attractive valuations. This, along with a somewhat defensive posture going into the worst of the market woes, contributed positively to fund results during the period.
Though global economies in general appear to be strengthening, markets may remain volatile going forward. We will be paying very close attention to prices and valuations and, if necessary, be willing to sell down some positions and wait for better values in the future.
Where the fund’s assets were invested based on total net assets as of December 31, 2009

The Americas
United States	31.3%
Canada	2.3
Mexico	2.2
Brazil	1.7
Other	.4

37.9

Europe
France	6.0
United Kingdom	5.8
Germany	4.8
Netherlands	4.4
Switzerland	4.2
Belgium	3.2
Spain	2.9
Denmark	2.4
Ireland	1.1
Other	2.7

37.5

Asia/Pacific Basin
Japan	6.5
Australia	2.9
India	2.4
China	2.1
South Korea	1.3
Other	2.3

17.5

Short-term securities & other assets less liabilities	7.1

Total	100.0%

Average annual total returns based on a $1,000 investment for periods ended December 31, 2009

	Class 1	Class 2
1 year	42.58%	42.30%
5 years	6.97	6.70
10 years	2.60	2.35
Lifetime (since April 30, 1997)	9.28	9.02

Expense ratios	.56	.82
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fee from September 1, 2004, through December 31, 2008. Investment results reflect the waiver, without which they would have been lower. Expenses are as of each fund’s most recent fiscal year-end. See the Financial Highlights table in this report for details.
The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.

[1]	Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the U.S. Department of Labor, Bureau of Labor Statistics.

[2]	MSCI World Index is a free float-adjusted market capitalization weighted index that measures equity market performance of developed markets. The index consists of more than 20 developed-market country indexes, including the United States.
American Funds Insurance Series

Growth Fund
Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. Visit americanfunds.com/afis for current information and month-end results. For month-end results and information about your insurance contract, go to the website for the company that issued your contract.
Growth Fund gained 39.41% for the 12 months ended December 31, 2009, while the S&P 500 rose 26.47%.
This was a year in which we stuck to our knitting in terms of looking for strong companies with good balance sheets and cash flows, particularly in industries we had anticipated would do well in a recovery. The information technology companies in the portfolio had very strong returns. It was also a good year for the portfolio’s holdings in companies in the health care, resources and financial sectors. Among financial companies, the fund particularly benefited from certain stock purchases near the bottom. Investments in consumer discretionary companies also did well.
We are cautiously optimistic going forward, as the U.S. economy appears to be improving slowly. We will remain focused on companies that we believe have the potential to do well as we continue to recover from last year’s recession. As always, we are committed to scrutinizing companies in the portfolio, as well as potential additions to the portfolio, with an eye toward long-term growth.
Where the fund’s assets were invested based on total net assets as of December 31, 2009
Average annual total returns based on a $1,000 investment for periods ended December 31, 2009

	Class 1	Class 2	Class 3

1 year	39.74%	39.41%	39.51%
5 years	2.62	2.36	2.44
10 years	1.37	1.11	1.19
Lifetime (since February 8, 1984)	12.41	12.10	12.21

Expense ratios	.35	.60	.53
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fee from September 1, 2004, through December 31, 2008. Investment results reflect the waiver, without which they would have been lower. Expenses are as of each fund’s most recent fiscal year-end. See the Financial Highlights table in this report for details.
The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.

[1]	Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the U.S. Department of Labor, Bureau of Labor Statistics.

[2]	Standard and Poor’s 500 Composite Index is a market capitalization weighted index based on the average weighted performance of 500 widely held common stocks.
American Funds Insurance Series

Where the fund’s assets were invested based on total net assets as of December 31, 2009
Average annual total returns based on a $1,000 investment for periods ended December 31, 2009

	Class 1	Class 2	Class 3

1 year	31.54%	31.24%	31.30%
5 years	1.13	0.88	0.95
10 years	3.54	3.28	3.35
Lifetime (since February 8, 1984)	10.94	10.63	10.74

Expense ratios	.29	.54	.47
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fee from September 1, 2004, through December 31, 2008. Investment results reflect the waiver, without which they would have been lower. Expenses are as of each fund’s most recent fiscal year-end. See the Financial Highlights table in this report for details.
The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.

[1]	Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the U.S. Department of Labor, Bureau of Labor Statistics.

[2]	Standard and Poor’s 500 Composite Index is a market capitalization weighted index based on the average weighted performance of 500 widely held common stocks.
Growth-Income Fund
Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. Visit americanfunds.com/afis for current information and month-end results. For month-end results and information about your insurance contract, go to the website for the company that issued your contract.
Growth-Income Fund gained 31.24% for the 12 months ended December 31, 2009, while the S&P 500 rose 26.47%.
The economic upturn now under way has been fueled by a lessening in the rate of inventory contraction and by the continued funding of government support programs. In such an environment, the investment professionals were able to take advantage of the fund’s flexibility to purchase securities that provided strong returns during the period. Though dividend yield is an important component of the investment strategy, some of the fund’s top holdings had little to no yield but did importantly add to full-year results.
Near term, gross domestic product (GDP) growth should show a sharp rebound, but we would not be surprised to see a period of sluggish growth emerge in 2011. At some point, overleveraged consumers will need to re-establish equilibrium in their household finances. In the meantime, we continue to pay close attention to the companies in which we invest and to rely on our comprehensive research effort in all our decisions.
American Funds Insurance Series

Where the fund’s assets were invested based on total net assets as of December 31, 2009
Average annual total returns based on a $1,000 investment for periods ended December 31, 2009

	Class 1	Class 2	Class 3

1 year	24.27%	23.98%	23.95%
5 years	3.38	3.11	3.18
10 years	3.78	3.52	3.58
Lifetime (since August 1, 1989)	7.88	7.59	7.68

Expense ratios	.32	.58	.51
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fee from September 1, 2004, through December 31, 2008. Investment results reflect the waiver, without which they would have been lower. Expenses are as of each fund’s most recent fiscal year-end. See the Financial Highlights table in this report for details.
The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.

[1]	Barclays Capital U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market.

[2]	Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the U.S. Department of Labor, Bureau of Labor Statistics.

[3]	Standard and Poor’s 500 Composite Index is a market capitalization weighted index based on the average weighted performance of 500 widely held common stocks.
Asset Allocation Fund
Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. Visit americanfunds.com/afis for current information and month-end results. For month-end results and information about your insurance contract, go to the website for the company that issued your contract.
Asset Allocation Fund gained 23.98% for the 12 months ended December 31, 2009, while the S&P 500 advanced 26.47%. On the bond side, the Barclays Capital U.S. Aggregate Index rose 5.93%.
During the course of the year, the investment professionals increased the fund’s exposure to U.S. equities and reduced the fund’s positions in bonds and cash. This relative emphasis on equities contributed to results during the year. Fixed-income holdings were strengthened by investments in high-yield bonds, which had very strong returns for the year.
As of the end of 2009, information technology companies comprised five of the 10 largest equity holdings in the portfolio, compared with three of the top 10 the year before. We believe that the fund’s ability to invest in a broad range of securities will allow us to respond to dynamic market conditions, and we continue to pursue the fund’s objective of seeking high total return (including income and capital gains) consistent with the preservation of capital over the long term.
American Funds Insurance Series

A system for all investment seasons If you’re like most people, you know the insurance company that issued your contract but may not know much about the investment professionals managing your assets. In the next few pages, we’ll introduce you to a few of these people and their system — the multiple portfolio counselor system.

As you learn about the investment professionals who manage your assets at Capital Research and Management Company (CRMC), the investment adviser to American Funds Insurance Series (AFIS), you may be surprised by the varied backgrounds that they bring to the investment business.
You’ll meet a dedicated backpacker and hiker; a mom with a black belt in Korean martial arts; an investment professional who learned stock-picking from his father; and a man who was born in South Korea, raised in New Jersey and now makes his home in Tokyo. We’ll also show you how the multiple portfolio counselor system allows this diverse group of professionals to work together, sharing their knowledge and insights while making individual investment decisions based on thorough research and conviction.
Along the way, you may note that the strengths of the multiple portfolio counselor system — diversification, a long-term perspective and teamwork — can work just as well for you as they do for professional investors.
The multiple brain advantage
It’s not unusual for people to refer to the multiple portfolio counselor system as the “multiple brain advantage,” because it combines the unique strengths of many individuals. The assets of each fund in AFIS
Diversification: Many paths to a goal
For many investors, diversification is a key component of their long-term planning. The chart below shows that over the 25-year history of American Funds Insurance Series, investors earned solid returns regardless of the major asset class — U.S. stocks, stocks outside the U.S. and bonds — they had chosen. With multiple investment options, the series offers investors the opportunity to build a portfolio that matches their long-term goals and their tolerance for risk.
Assumes a hypothetical $10,000 investment on December 31, 1984, with all distributions reinvested. U.S. stocks are represented by Standard & Poor’s 500 Composite Index. Stocks outside the U.S. are represented by MSCI EAFE ex Japan Index. Bonds are represented by Barclays Capital U.S. Aggregate Index. The indexes are unmanaged.
American Funds Insurance Series

are divided, like slices of a pie, among several portfolio counselors. For most of the funds, a final slice, which typically ranges from 20% to 30% of the fund’s assets, is invested by research analysts who follow specific industries. Portfolio counselors are generalists who choose from a wide range of industries, and analysts are specialists who focus on a narrow segment of the economy.
Unlike team-managed funds where decision-making is shared, the multiple portfolio counselor system allows counselors and analysts to manage their assets independently, sharing the fruits of their research but making their own investment decisions. Although it may sound similar, this differs markedly from a committee system in which responsibility is diffused and taking quick action can be difficult.
“In a committee system, one of two things happens,” says Jim Dunton, a portfolio counselor and the vice chairman of the series. “Either the group votes and then the chairman — and there’s always a chairman — accepts the committee’s suggestion or rejects it. That way it’s a one-person decision anyway. Or the group can find some kind of middle ground, sort of a consensus that often overrides the unique perspective of its best-informed member,” Jim says.
Currently, 40 portfolio counselors and more than 100 analysts manage the assets of the 16 variable funds in the series. With that many professionals, there’s no shortage of ideas or insights in analyzing a company.
Note: Capital Research and Management Company manages equity assets through two investment divisions. These divisions make investment decisions independently.
The multiple portfolio counselor system
Each variable fund in American Funds Insurance Series is managed by more than one manager. The funds’ assets are divided into small portions, each managed separately by an individual portfolio counselor making independent decisions. In most funds, a final portion is managed by the research analysts. Each portfolio counselor brings a unique background, insight and investment style to the fund and buys and sells securities based on his/her convictions. This system combines the benefits of individual accountability and teamwork. In this example, illustrating Growth-Income Fund, the assets are managed by six portfolio counselors, and a final portion is managed by the research analysts each making independent decisions subject to the fund’s objectives and guidelines.
Jim Dunton, Los Angeles
Years of investment experience: 47
Claudia Huntington, Los Angeles
Years of investment experience: 36
Don O’Neal, San Francisco
Years of investment experience: 24
Ross Sappenfield, San Francisco
Years of investment experience: 17
Blair Frank, Los Angeles
Years of investment experience: 16
Dylan Yolles, Los Angeles
Years of investment experience: 12
American Funds Insurance Series

A diverse group of investment professionals
Perhaps the best way to appreciate the diversity of styles and backgrounds is to meet a few of the investment professionals in some of Capital’s research offices around the world. We’ll start in San Francisco, where Don O’Neal, president of the series, works.
“My first job at Capital Research was as a chemicals industry analyst,” says Don, who joined Capital 24 years ago after earning an MBA at Stanford University. “I visited a lot of companies and got to know the managers, so I could understand their strategy and culture. I learned the business at a deep, detailed level.”
His background probably gave him an edge in learning about the chemicals industry. Don earned a bachelor’s degree in nuclear engineering before going to business school.
“I visited a lot of companies and got to know the managers, so I could understand their strategy and culture. I learned the business at a deep, detailed level.”
Claudia Huntington, a portfolio counselor with CRMC for 36 years, also enjoys digging deep into a company before making a decision. Trained as an economist at Stanford University before earning her MBA at Harvard, Claudia likes to look at the whole picture as well as the parts.
“One of the most important things I look at is the management, although I’ve learned not to fall in love with any management because that can keep you invested in a company beyond the point where you should be.
“When I approach a company, I ask myself, ‘Would I buy the whole company?’ Then I ask, ‘Can I see myself investing in this company for a very long time?’ I take a lot of time and do a lot of footwork before investing, because my average holding period is very long.”
Claudia can make quick decisions too. Not only is she the mother of two, she’s earned a black belt in a form of Korean martial arts — Kung Jung Mu Sul.
When it comes to investing, though, it’s the rough and tumble of ideas being debated that makes the multiple portfolio counselor system stand out.
American Funds Insurance Series

“This is a place that values intelligent discussions and debate,” says David Barclay, a portfolio counselor in CRMC’s fixed-income group for 21 years. “That’s what attracted me to this company. We’re trying to get at answers; it’s not about who’s right or wrong. It’s really a collection of equals,” David says.
David also likes a little solitude now and then. His favorite pastime is hiking. “I recently went on a five-day hike with some family and friends on the east side of the Rockies in Montana. We saw a few people during the first hour when we hiked in and then didn’t see anyone again until we hiked out five days later.”
Raised in Boston (he earned his MBA at Harvard), David has hiked extensively along the east coast as well as the western U.S. “My favorite one is always the next one,” he says with a smile.
“When I approach a company, I ask myself, ‘Would I buy the whole company?’ Then I ask, ‘Can I see myself investing in this company for a very long time?’”
“We’re trying to get at answers; it’s not about who’s right or wrong. It’s really a collection of equals.”
American Funds Insurance Series

“The best company in an industry isn’t always the best investment. Sometimes, you can make more money for shareholders by investing in the third-best company.”
While David enjoys hiking with his family, Mark Denning, a portfolio counselor at CRMC’s London office, often turns to his family for investment ideas. “I e-mail them and ask them to tell me about the products they think will take off,” says Mark. “I ask them what they and their friends are talking about. They’re my scouts,” he jokes.
Involving the kids is a family tradition for Mark. He was introduced to investing while growing up in Malaysia. His father used to tell him which stocks he was buying and why. “I’d come downstairs in the morning and look at the business section of the paper to see how his shares were doing. For me, it was like looking at the sports section. It really piqued my interest in investing.”
Today, after earning an MBA from Columbia University and spending 27 years with CRMC as an analyst and portfolio counselor, Mark tries to pass along that accumulated wisdom to some of the younger analysts. “I tell them that it’s possible to get too caught up in the details. Sometimes, you have to look at the big picture. The best company in an industry isn’t always the best investment. Sometimes, you can make more money for shareholders by investing in the third-best company.”
A long-term outlook
The multiple portfolio counselor system was started in 1958, well before variable annuities had become a popular way to invest for long-term goals. The system started when Capital Research’s officers became concerned over what would happen if key individuals managing a fund retired or left. They decided to try something entirely new: divide assets among several investment professionals. Many expected it to be just a transitional move. Instead, it has provided
American Funds Insurance Series

consistency and continuity through all kinds of markets and remains little changed from its earliest days.
The multiple counselor system stands in sharp contrast to the “star” system, which is popular in the mutual fund industry today. Under this system, one manager, or “star,” makes all the investment decisions. But the star system doesn’t always promote continuity and consistency. Individual investment advisers always have good and bad years. And if the star leaves, the new manager may have a totally different investment style.
“The critical element here is that there is no hierarchical structure and that no one person is making the decisions,” says Sung Lee. A portfolio counselor at CRMC’s Tokyo office, he joined CRMC in 1994. “It’s a very flat organization, so we’re not competing with each other. It’s just not structured that way. There’s a real incentive to help each other and make sure that the funds and the shareholders do well.”
Consultation and individual decisions
Every investor, whether a beginner or a seasoned pro, needs help and advice from time to time. Another strength of the multiple portfolio counselor system is the constant flow of information among counselors and analysts around the globe.
“As a young analyst, that kind of support means everything,” says Sung, who knows what it’s like to face a tough challenge. Born in South Korea, he moved to the United States when he was 10. “I didn’t speak a word of English when we moved here, so I had a pretty tough four years or so.”
Eventually, though, he earned a degree in economics at Penn State and an MBA at Columbia University before joining Capital. Today after 14 years with Capital, including 12 years in Tokyo, he still marvels at the variety of opinions and backgrounds he finds among the investment professionals.
“I’ve learned a lot from the analysts and portfolio counselors. They have such diverse backgrounds and diverse investment styles. But the most important thing you learn here is that no one is right all the time. You have to form your own opinion on any given topic and invest on the basis of that conviction.”
Looking for good companies, of course, is the goal of all the portfolio counselors and analysts who manage the assets of American Funds Insurance Series. The multiple portfolio counselor system gives them a way to do it by combining their individual talents with the help and advice of their colleagues. Put simply, it’s the multiple brain advantage without the death-by-committee system.
“The critical element here is that there is no hierarchical structure and that no one person is making the decisions. It’s a very flat organization, so we’re not competing with each other.”
American Funds Insurance Series

Global Growth Fund
Summary investment portfolio December 31, 2009

Largest individual equity securities	Percent of net assets
Telefónica	2.21%
Microsoft	2.21
Anheuser-Busch InBev	1.89
Novo Nordisk	1.81
Koninklijke KPN	1.76
Pernod Ricard	1.72
Unilever NV	1.64
Roche	1.63
Virgin Media	1.59
Cisco Systems	1.45
Common stocks — 92.60%

			Percent
		Value	of net
	Shares	(000)	assets
Information technology — 15.00%
Microsoft Corp.	3,730,000	$113,728	2.21%
Cisco Systems, Inc.[1]	3,121,500	74,729	1.45
Samsung Electronics Co. Ltd.[2]	98,845	67,557	1.32
Oracle Corp.	2,425,000	59,509	1.16
Texas Instruments Inc.	2,050,000	53,423	1.04
Google Inc., Class A1	75,000	46,499	.91
Yahoo! Inc.[1]	2,330,200	39,101	.76
Hewlett-Packard Co.	700,000	36,057	.70
SAP AG2	450,000	21,208	.60
SAP AG (ADR)	200,000	9,362
Other securities		249,195	4.85

		770,368	15.00

Health care — 11.89%
Novo Nordisk A/S, Class B2	1,455,200	93,096	1.81
Roche Holding AG2	493,500	83,859	1.63
UCB SA2	1,575,677	65,935	1.28
UnitedHealth Group Inc.	1,995,000	60,808	1.19
Aetna Inc.	1,262,600	40,024	.78
Other securities		266,956	5.20

		610,678	11.89

Consumer staples — 11.80%
Anheuser-Busch InBev NV2	1,885,024	97,317	1.89
Pernod Ricard SA2	1,027,739	88,152	1.72
Unilever NV, depository receipts[2]	2,588,000	84,269	1.64
C&C Group PLC[2]	8,109,589	34,972	.68
Other securities		301,338	5.87

		606,048	11.80

Financials — 11.72%
UBS AG1,2	3,570,000	54,781	1.06
Allianz SE2	422,000	52,489	1.02
Macquarie Group Ltd.[2]	1,064,909	45,590	.89
China Life Insurance Co. Ltd., Class H2	7,940,000	38,857	.76
Moody’s Corp.	1,395,600	37,402	.73
Banco Santander, SA2	2,123,226	34,859	.68
DLF Ltd.[2]	4,370,000	33,643	.65
Other securities		304,518	5.93

		602,139	11.72

American Funds Insurance Series

Global Growth Fund
Common stocks

			Percent
		Value	of net
	Shares	(000)	assets
Consumer discretionary — 9.36%
Virgin Media Inc.[1]	4,860,000	$81,794	1.59%
Toyota Motor Corp.[2]	1,452,900	61,081	1.19
News Corp., Class A	3,883,407	53,164	1.03
Honda Motor Co., Ltd.[2]	1,408,800	47,663	.93
Home Depot, Inc.	1,200,000	34,716	.68
Other securities		202,488	3.94

		480,906	9.36

Telecommunication services — 7.74%
Telefónica, SA2	4,087,799	113,850	2.21
Koninklijke KPN NV2	5,328,000	90,306	1.76
América Móvil, SAB de CV, Series L (ADR)	1,275,000	59,899	1.32
América Móvil, SAB de CV, Series L	3,350,000	7,886
SOFTBANK CORP.[2]	1,651,300	38,618	.75
Other securities		87,336	1.70

		397,895	7.74

Industrials — 7.01%
United Technologies Corp.	652,000	45,255	.88
Tyco International Ltd.	1,133,750	40,452	.79
KBR, Inc.	1,713,000	32,547	.63
Siemens AG2	346,057	31,718	.62
Other securities		210,286	4.09

		360,258	7.01

Energy — 6.81%
TOTAL SA2	1,035,000	66,276	1.29
Reliance Industries Ltd.[2]	2,074,000	48,400	.94
Chevron Corp.	580,000	44,654	.87
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	700,000	33,376	.65
Other securities		157,058	3.06

		349,764	6.81

Materials — 5.40%
Barrick Gold Corp.	900,000	35,442	.69
Sigma-Aldrich Corp.	659,649	33,332	.65
Rio Tinto PLC[2]	581,250	31,368	.61
Other securities		177,084	3.45

		277,226	5.40

Utilities — 2.63%
GDF Suez[2]	1,141,805	49,500	.96
Other securities		85,891	1.67

		135,391	2.63

Miscellaneous — 3.24%
Other common stocks in initial period of acquisition		166,358	3.24

Total common stocks (cost: $3,773,988,000)		4,757,031	92.60

American Funds Insurance Series

Global Growth Fund
Preferred stocks — 0.15%

		Percent
	Value	of net
	(000)	assets
Financials — 0.15%
Other securities	$7,738	.15%

Total preferred stocks (cost: $6,891,000)	7,738	.15

Convertible securities — 0.17%

Financials — 0.17%
Other securities	8,828	.17

Total convertible securities (cost: $5,942,000)	8,828	.17

Short-term securities — 7.01%

	Principal
	amount
	(000)
Fannie Mae 0.11%—0.25% due 1/5—8/16/2010	$71,200	71,189	1.38
Federal Home Loan Bank 0.075%—0.10% due 2/26—3/17/2010	62,800	62,793	1.22
International Bank for Reconstruction and Development 0.09%—0.10% due 2/16—2/18/2010	50,300	50,297	.98
Other securities		176,084	3.43

Total short-term securities (cost: $360,352,000)		360,363	7.01

Total investment securities (cost: $4,147,173,000)		5,133,960	99.93
Other assets less liabilities		3,335	.07

Net assets		$5,137,295	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. One of these securities (with a value of $1,058,000, which represented .02% of the net assets of the fund) may be subject to legal or contractual restrictions on resale. Some of these securities (with an aggregate value of $143,975,000, which represented 2.80% of the net assets of the fund) may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.
Investments in affiliates
A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on such holdings and related transactions during the year ended December 31, 2009, appear below.

						Value of
					Dividend	affiliate at
	Beginning			Ending	income	12/31/09
	shares	Additions	Reductions	shares	(000)	(000)
AMG Advanced Metallurgical Group NV3	1,600,800	—	1,600,800	—	—	—
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.

[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $2,739,880,000, which represented 53.33% of the net assets of the fund. This amount includes $2,707,415,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[3]	Unaffiliated issuer at 12/31/2009.
Key to abbreviation
ADR = American Depositary Receipts
See Notes to Financial Statements
American Funds Insurance Series

Growth Fund
Summary investment portfolio December 31, 2009

Largest individual equity securities	Percent of net assets
Google	2.60%
Cisco Systems	2.23
Microsoft	2.18
Apple	2.05
Suncor	1.96
Wells Fargo	1.92
Gilead Sciences	1.68
Barrick Gold	1.58
Oracle	1.57
First Solar	1.56
Common stocks — 96.10%

			Percent
		Value	of net
	Shares	(000)	assets
Information technology — 19.72%
Google Inc., Class A1	1,049,000	$650,359	2.60%
Cisco Systems, Inc.[1]	23,315,000	558,161	2.23
Microsoft Corp.	17,830,000	543,637	2.18
Apple Inc.[1]	2,435,000	513,444	2.05
Oracle Corp.	16,040,540	393,635	1.57
Fidelity National Information Services, Inc.	12,040,000	282,218	1.13
QUALCOMM Inc.	5,180,000	239,627	.96
Lender Processing Services, Inc.[2]	5,785,000	235,218	.94
EMC Corp.[1]	10,000,000	174,700	.70
Corning Inc.	7,700,000	148,687	.60
Other securities		1,189,418	4.76

		4,929,104	19.72

Energy — 12.73%
Suncor Energy Inc.	13,764,081	489,311	1.96
Canadian Natural Resources, Ltd.	4,625,700	335,868	1.34
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	4,260,000	203,117	.81
Tenaris SA (ADR)	4,670,000	199,176	.80
Pacific Rubiales Energy Corp.[1,2]	12,550,000	185,246	.74
Noble Energy, Inc.	2,400,000	170,928	.68
Devon Energy Corp.	2,324,700	170,865	.68
Murphy Oil Corp.	2,698,800	146,275	.59
Core Laboratories NV2	1,197,700	141,472	.57
Other securities		1,138,859	4.56

		3,181,117	12.73

Health care — 12.57%
Gilead Sciences, Inc.[1]	9,730,000	421,114	1.68
Intuitive Surgical, Inc.[1]	1,055,000	320,003	1.28
Roche Holding AG3	1,312,500	223,030	.89
Vertex Pharmaceuticals Inc.[1]	4,257,000	182,412	.73
Zimmer Holdings, Inc.[1]	2,960,000	174,966	.70
Shire Ltd. (ADR)	2,700,000	158,490	.64
Covidien PLC	2,875,000	137,684	.55
Other securities		1,525,691	6.10

		3,143,390	12.57

Financials — 12.16%
Wells Fargo & Co.	17,770,296	479,620	1.92
Berkshire Hathaway Inc., Class A1	3,889	385,789	1.54
Bank of America Corp.	21,430,000	322,736	1.29
Fairfax Financial Holdings Ltd.	230,000	89,691
Fairfax Financial Holdings Ltd. (CAD denominated)	215,000	84,217	.70
Citigroup Inc.	47,050,000	155,736	.62
Goldman Sachs Group, Inc.	800,000	135,072	.54
Other securities		1,386,075	5.55

		3,038,936	12.16

American Funds Insurance Series

Growth Fund
Common stocks

			Percent
		Value	of net
	Shares	(000)	assets
Materials — 10.56%
Barrick Gold Corp.	10,000,000	$393,800	1.58%
Newmont Mining Corp.	7,305,000	345,600	1.38
Rio Tinto PLC[3]	5,902,955	318,561	1.27
Potash Corp. of Saskatchewan Inc.	2,800,000	303,800	1.22
Monsanto Co.	3,645,000	297,979	1.19
Freeport-McMoRan Copper & Gold Inc.[1]	2,000,000	160,580	.64
Other securities		819,353	3.28

		2,639,673	10.56

Consumer discretionary — 10.55%
Johnson Controls, Inc.	10,949,100	298,253	1.19
CarMax, Inc.[1]	7,842,500	190,181	.76
Wynn Resorts, Ltd.[1]	3,220,000	187,501	.75
Best Buy Co., Inc.	4,100,000	161,786	.65
Starbucks Corp.[1]	6,993,000	161,259	.65
Other securities		1,639,392	6.55

		2,638,372	10.55

Industrials — 8.12%
First Solar, Inc.[1]	2,885,095	390,642	1.56
Boeing Co.	3,665,000	198,386	.79
United Technologies Corp.	2,075,000	144,026	.58
Lockheed Martin Corp.	1,820,000	137,137	.55
Other securities		1,159,525	4.64

		2,029,716	8.12

Consumer staples — 5.29%
Philip Morris International Inc.	5,930,000	285,767	1.14
Coca-Cola Co.	4,515,000	257,355	1.03
Wal-Mart Stores, Inc.	2,500,000	133,625	.54
Other securities		645,098	2.58

		1,321,845	5.29

Telecommunication services — 1.76%
Other securities		440,390	1.76

Utilities — 1.29%
Other securities		321,396	1.29

Miscellaneous — 1.35%
Other common stocks in initial period of acquisition		336,519	1.35

Total common stocks (cost: $20,597,158,000)		24,020,458	96.10

American Funds Insurance Series

Growth Fund
Convertible securities — 0.04%

		Percent
	Value	of net
	(000)	assets
Other — 0.04%
Other securities	$11,550	.04%

Total convertible securities (cost: $8,750,000)	11,550	.04

Short-term securities — 3.98%

	Principal
	amount
	(000)
U.S. Treasury Bills 0.17%—0.287% due 6/10—8/26/2010	$285,600	285,270	1.14
Freddie Mac 0.085%—0.25% due 1/27—6/23/2010	191,000	190,935	.76
Coca-Cola Co. 0.13%—0.24% due 1/12—5/11/2010[4]	50,300	50,286	.20
NetJets Inc. 0.10% due 1/11/2010[4]	25,000	24,999	.10
Variable Funding Capital Company LLC 0.21% due 1/14/2010[4]	23,900	23,896	.10
Bank of America Corp. 0.21% due 1/13/2010	18,400	18,398	.07
Other securities		401,312	1.61

Total short-term securities (cost: $995,076,000)		995,096	3.98

Total investment securities (cost: $21,600,984,000)		25,027,104	100.12
Other assets less liabilities		(31,022)	(.12)

Net assets		$24,996,082	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.
American Funds Insurance Series

Growth Fund
Investments in affiliates
A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the year ended December 31, 2009, appear below.

						Value of
					Dividend	affiliates at
	Beginning			Ending	income	12/31/09
	shares	Additions	Reductions	shares	(000)	(000)

Lender Processing Services, Inc.	5,785,000	—	—	5,785,000	$2,314	$235,218
Pacific Rubiales Energy Corp.[1]	12,550,000	—	—	12,550,000	—	185,246
Core Laboratories NV	1,197,700	—	—	1,197,700	1,171	141,472
lululemon athletica inc.[1]	4,185,000	—	185,000	4,000,000	—	120,400
Palm, Inc.[1]	—	9,250,000	—	9,250,000	—	92,870
Blue Nile, Inc.[1]	1,043,000	—	—	1,043,000	—	66,053
Minerals Technologies Inc.	1,025,000	—	—	1,025,000	205	55,832
Heartland Payment Systems, Inc.	2,426,600	—	—	2,426,600	133	31,861
KGen Power Corp.[1,3,5]	3,166,128	—	—	3,166,128	—	18,997
Chipotle Mexican Grill, Inc.[1,6]	920,000	781,400	460,000	1,241,400	—	—
Chipotle Mexican Grill, Inc., Class B6	1,195,200	—	1,195,200	—	—	—
DataPath, Inc.[6]	2,819,968	—	2,819,968	—	—	—
Digital River, Inc.[1,6]	2,625,000	—	1,605,000	1,020,000	—	—
Graco Inc.[6]	3,018,707	—	643,707	2,375,000	2,060	—
Panalpina Welttransport (Holding) AG6	1,483,282	60,970	1,544,252	—	2,250	—
Uranium One Inc.[1,6]	24,544,500	1,000,000	—	25,544,500	—	—

					$8,133	$947,949

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.

[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.

[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $2,273,022,000, which represented 9.09% of the net assets of the fund. This amount includes $2,230,667,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[4]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $312,112,000, which represented 1.25% of the net assets of the fund.

[5]	Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 12/19/2006 at a cost of $44,326,000) may be subject to legal or contractual restrictions on resale. The total value of all such securities, including those in “Other securities,” was $42,355,000, which represented .17% of the net assets of the fund.

[6]	Unaffiliated issuer at 12/31/2009.
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
See Notes to Financial Statements
American Funds Insurance Series

Growth-Income Fund
Summary investment portfolio December 31, 2009

Largest individual equity securities	Percent of net assets

Microsoft	3.57%
Oracle	2.94
Hewlett-Packard	1.92
Google	1.67
Yahoo	1.66
AT&T	1.64
Merck	1.63
ConocoPhillips	1.45
Time Warner	1.35
Philip Morris International	1.34
Common stocks — 91.55%

			Percent
		Value	of net
	Shares	(000)	assets

Information technology — 24.29%
Microsoft Corp.	28,810,100	$878,420	3.57%
Oracle Corp.	29,417,500	721,905	2.94
Hewlett-Packard Co.	9,185,000	473,119	1.92
Google Inc., Class A1	662,500	410,737	1.67
Yahoo! Inc.[1]	24,371,300	408,950	1.66
Intel Corp.	16,011,900	326,643	1.33
International Business Machines Corp.	2,306,200	301,882	1.23
Cisco Systems, Inc.[1]	12,000,000	287,280	1.17
Corning Inc.	12,000,000	231,720	.94
Accenture PLC, Class A	5,475,000	227,213	.92
Flextronics International Ltd.[1]	28,587,764	208,977	.85
Other securities		1,496,206	6.09

		5,973,052	24.29

Industrials — 12.15%
United Technologies Corp.	4,075,000	282,846	1.15
Union Pacific Corp.	4,008,200	256,124	1.04
CSX Corp.	4,503,023	218,351	.89
United Parcel Service, Inc., Class B	3,800,000	218,006	.89
Precision Castparts Corp.	1,865,000	205,803	.84
3M Co.	2,401,000	198,491	.81
Norfolk Southern Corp.	3,565,300	186,893	.76
General Dynamics Corp.	2,707,000	184,536	.75
Boeing Co.	3,200,000	173,216	.70
General Electric Co.	10,500,000	158,865	.65
Other securities		903,567	3.67

		2,986,698	12.15

Consumer discretionary — 10.34%
Time Warner Inc.	11,394,989	332,050	1.35
News Corp., Class A	14,500,200	198,508	.81
Lowe’s Companies, Inc.	8,430,477	197,189	.80
Best Buy Co., Inc.	4,800,000	189,408	.77
Target Corp.	3,840,000	185,741	.76
Time Warner Cable Inc.	3,827,242	158,409	.64
Other securities		1,281,811	5.21

		2,543,116	10.34

Health care — 8.92%
Merck & Co., Inc.	10,990,361	401,588	1.63
Abbott Laboratories	5,380,000	290,466	1.18
Medtronic, Inc.	5,115,000	224,958	.92
Other securities		1,275,522	5.19

		2,192,534	8.92

American Funds Insurance Series

Growth-Income Fund
Common stocks

			Percent
		Value	of net
	Shares	(000)	assets

Energy — 8.40%
ConocoPhillips	7,003,000	$357,643	1.45%
Schlumberger Ltd.	4,725,000	307,550	1.25
Royal Dutch Shell PLC, Class A (ADR)	3,835,000	230,522	1.24
Royal Dutch Shell PLC, Class B (ADR)	1,190,391	69,197
Royal Dutch Shell PLC, Class B2	139,816	4,080
Baker Hughes Inc.	5,844,700	236,594	.96
Chevron Corp.	2,738,200	210,814	.86
Other securities		649,615	2.64

		2,066,015	8.40

Financials — 7.63%
Bank of America Corp.	13,341,452	200,922	.82
Capital One Financial Corp.	5,000,000	191,700	.78
HSBC Holdings PLC (Hong Kong)[2]	8,105,309	92,284	.73
HSBC Holdings PLC (ADR)	1,538,570	87,837
JPMorgan Chase & Co.	4,247,900	177,010	.72
Citigroup Inc.	49,875,775	165,089	.67
Other securities		961,860	3.91

		1,876,702	7.63

Consumer staples — 6.80%
Philip Morris International Inc.	6,819,500	328,632	1.34
PepsiCo, Inc.	5,318,419	323,360	1.32
Molson Coors Brewing Co., Class B	5,084,900	229,634	.93
CVS/Caremark Corp.	5,000,000	161,050	.65
Other securities		629,123	2.56

		1,671,799	6.80

Materials — 4.38%
Air Products and Chemicals, Inc.	2,807,909	227,609	.93
Other securities		848,512	3.45

		1,076,121	4.38

Telecommunication services — 4.00%
AT&T Inc.	14,350,000	402,231	1.64
Verizon Communications Inc.	5,150,000	170,619	.69
Other securities		411,049	1.67

		983,899	4.00

Utilities — 2.12%
Other securities		519,934	2.12

Miscellaneous — 2.52%
Other common stocks in initial period of acquisition		619,271	2.52

Total common stocks (cost: $20,694,646,000)		22,509,141	91.55

American Funds Insurance Series

Growth-Income Fund
Preferred stocks — 0.05%

		Percent
	Value	of net
	(000)	assets
Financials — 0.05%
Other securities	$12,969	.05%

Total preferred stocks (cost: $9,983,000)	12,969	.05

Rights & warrants — 0.00%

Financials — 0.00%
Other securities	—	.00

Total rights & warrants (cost: $6,131,000)	—	.00

Convertible securities — 0.57%

	Shares

Financials — 0.47%
Bank of America Corp., Series S, 10.00% convertible preferred[1]	2,500,000	37,300	.15
Other securities		77,186	.32

		114,486	.47

Industrials — 0.06%
Other securities		14,838	.06

Miscellaneous — 0.04%
Other convertible securities in initial period of acquisition		9,990	.04

Total convertible securities (cost: $139,776,000)		139,314	.57

American Funds Insurance Series

Growth-Income Fund
Bonds, notes & other debt instruments — 0.01%

	Principal		Percent
	amount	Value	of net
	(000)	(000)	assets
Financials — 0.01%
Bank of America Corp. 4.25%—4.375% 2010	$2,395	$2,471	.01%

Total bonds, notes & other debt instruments (cost: $2,268,000)		2,471	.01

Short-term securities — 7.84%

Freddie Mac 0.08%—0.43% due 1/4—9/15/2010	498,971	498,841	2.03
U.S. Treasury Bills 0.06%—0.287% due 2/4—8/26/2010	314,200	313,983	1.28
Fannie Mae 0.09%—0.55% due 1/5—8/5/2010	246,100	245,940	1.00
Bank of America Corp. 0.25% due 2/9/2010	54,300	54,286	.55
Ranger Funding Co. LLC 0.23% due 1/20—2/5/2010[3]	80,066	80,050

JPMorgan Chase Funding Inc. 0.18% due 1/19/2010[3]	98,900	98,887	.50
Park Avenue Receivables Co., LLC 0.19% due 1/7/2010[3]	25,000	24,999
Medtronic Inc. 0.11% due 3/1/2010[3]	21,500	21,493	.09
Other securities		589,001	2.39

Total short-term securities (cost: $1,927,221,000)		1,927,480	7.84

Total investment securities (cost: $22,780,025,000)		24,591,375	100.02
Other assets less liabilities		(4,682)	(.02)

Net assets		$24,586,693	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.

[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $1,835,244,000, which represented 7.46% of the net assets of the fund. This amount includes $1,833,361,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[3]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $589,272,000, which represented 2.40% of the net assets of the fund.
Key to abbreviation
ADR = American Depositary Receipts
See Notes to Financial Statements
American Funds Insurance Series

Asset Allocation Fund
Summary investment portfolio December 31, 2009

Largest individual equity securities	Percent of net assets

Cisco Systems	1.80%
Hewlett-Packard	1.71
BHP Billiton	1.71
Johnson & Johnson	1.68
Monsanto	1.63
IBM	1.59
Oracle	1.44
Microsoft	1.41
Chevron	1.34
Boeing	1.25
Common stocks — 70.24%

			Percent
		Value	of net
	Shares	(000)	assets

Information technology — 15.19%
Cisco Systems, Inc.[1]	7,310,000	$175,001	1.80%
Hewlett-Packard Co.	3,230,000	166,377	1.71
International Business Machines Corp.	1,180,000	154,462	1.59
Oracle Corp.	5,722,500	140,430	1.44
Microsoft Corp.	4,500,000	137,205	1.41
Google Inc., Class A1	170,000	105,397	1.08
Apple Inc.[1]	380,000	80,127	.82
Corning Inc.	4,100,000	79,171	.82
Paychex, Inc.	2,420,000	74,149	.76
KLA-Tencor Corp.	1,750,000	63,280	.65
Other securities		302,609	3.11

		1,478,208	15.19

Health care — 10.51%
Johnson & Johnson	2,540,000	163,601	1.68
Amgen Inc.[1]	2,050,000	115,969	1.19
Abbott Laboratories	2,090,000	112,839	1.16
Cardinal Health, Inc.	2,800,000	90,272	.93
Zimmer Holdings, Inc.[1]	1,250,000	73,888	.76
Eli Lilly and Co.	2,000,000	71,420	.73
Gilead Sciences, Inc.[1]	1,500,000	64,920	.67
Other securities		329,944	3.39

		1,022,853	10.51

Materials — 7.87%
BHP Billiton Ltd.[2]	4,340,000	166,186	1.71
Monsanto Co.	1,940,000	158,595	1.63
Dow Chemical Co.	4,000,000	110,520	1.13
Rio Tinto PLC[2]	1,681,753	90,758	.93
Newmont Mining Corp.	1,500,000	70,965	.73
Other securities		168,995	1.74

		766,019	7.87

Financials — 7.59%
ACE Ltd.	2,320,000	116,928	1.20
T. Rowe Price Group, Inc.	1,700,000	90,525	.93
Wells Fargo & Co.	3,200,000	86,368	.89
Moody’s Corp.	3,135,000	84,018	.86
JPMorgan Chase & Co.	2,000,000	83,340	.86
Marsh & McLennan Companies, Inc.	2,940,000	64,915	.67
Other securities		212,522	2.18

		738,616	7.59

Industrials — 6.94%
Boeing Co.	2,250,000	121,792	1.25
Other securities		553,211	5.69

		675,003	6.94

American Funds Insurance Series

Asset Allocation Fund
Common stocks

			Percent
		Value	of net
	Shares	(000)	assets

Energy — 6.78%
Chevron Corp.	1,700,000	$130,883	1.34%
Smith International, Inc.	4,045,000	109,903	1.13
Schlumberger Ltd.	1,350,000	87,871	.90
Suncor Energy Inc.	2,150,000	76,432	.79
Apache Corp.	640,000	66,029	.68
Other securities		188,578	1.94

		659,696	6.78

Consumer discretionary — 6.29%
Comcast Corp., Class A	5,500,000	92,730	.95
McDonald’s Corp.	1,330,000	83,045	.86
Home Depot, Inc.	2,500,000	72,325	.75
Johnson Controls, Inc.	2,650,000	72,186	.74
Best Buy Co., Inc.	1,705,350	67,293	.69
Other securities		223,980	2.30

		611,559	6.29

Consumer staples — 3.34%
Coca-Cola Co.	2,000,000	114,000	1.17
Unilever NV (New York registered)	1,980,000	64,014	.66
Other securities		147,272	1.51

		325,286	3.34

Utilities — 1.96%
Exelon Corp.	1,850,000	90,410	.93
Other securities		100,265	1.03

		190,675	1.96

Telecommunication services — 1.37%
AT&T Inc.	3,100,000	86,893	.89
Other securities		46,787	.48

		133,680	1.37

Miscellaneous — 2.40%
Other common stocks in initial period of acquisition		233,658	2.40

Total common stocks (cost: $6,017,544,000)		6,835,253	70.24

Preferred stocks — 0.08%

Financials — 0.08%
Other securities	7,568	.08

Total preferred stocks (cost: $8,261,000)	7,568	.08

American Funds Insurance Series

Asset Allocation Fund
Rights & warrants — 0.00%

		Percent
	Value	of net
	(000)	assets

Other — 0.00%
Other securities	$—	.00%

Total rights & warrants (cost: $117,000)	—	.00

Bonds, notes & other debt instruments — 23.14%

	Principal
	amount
	(000)
Bonds & notes of U.S. government & government agencies — 8.88%
U.S. Treasury:
3.875% 2010	$164,000	167,992
4.625% 2011	149,000	159,220	8.21
1.875% 2014	92,000	90,124
1.50%—8.875% 2010—2039[2,3]	370,258	381,659
Fannie Mae 6.25% 2029	15,575	17,855	.18
Other securities		47,201	.49

		864,051	8.88

Mortgage-backed obligations[4] — 5.12%
Fannie Mae 0%—7.50% 2012—2047	231,802	240,353	2.47
Freddie Mac 5.00%—7.50% 2018—2040[5]	98,839	102,676	1.06
Other securities		155,237	1.59

		498,266	5.12

Financials — 1.87%
JPMorgan Chase & Co. 6.30% 2019	4,070	4,485	.05
Other securities		177,851	1.82

		182,336	1.87

Health care — 1.35%
Abbott Laboratories 5.125% 2019	2,400	2,515	.02
Other securities		129,248	1.33

		131,763	1.35

Industrials — 1.23%
Other securities		119,649	1.23

Consumer discretionary — 1.10%
Comcast Corp. 6.45%—6.95% 2037	6,875	7,414	.08
Other securities		99,381	1.02

		106,795	1.10

Telecommunication services — 1.01%
Other securities		98,224	1.01

Other — 2.58%
BHP Billiton Finance (USA) Ltd. 5.50% 2014	2,200	2,415	.03
Hewlett-Packard Co. 5.50% 2018	3,100	3,302	.03
Other securities		245,193	2.52
		250,910	2.58

Total bonds, notes & other debt instruments (cost: $2,218,919,000)		2,251,994	23.14

American Funds Insurance Series

Asset Allocation Fund
Short-term securities — 6.90%

	Principal		Percent
	amount	Value	of net
	(000)	(000)	assets

Freddie Mac 0.07%—0.31% due 2/23—9/14/2010	$175,200	$175,122	1.80%
Fannie Mae 0.15%—0.21% due 4/14—7/1/2010	83,200	83,149	.86
Coca-Cola Co. 0.18%—0.23% due 1/6—1/7/2010[6]	38,200	38,199	.39
JPMorgan Chase Funding Inc. 0.18% due 1/19/2010[6]	30,000	29,996	.31
Park Avenue Receivables Co., LLC 0.16% due 1/19/2010[6]	23,400	23,398	.24
U.S. Treasury Bill 0.166% due 6/10/2010	13,000	12,990	.13
Abbott Laboratories 0.08% due 1/8/2010[6]	11,700	11,700	.12
JPMorgan Chase & Co. 0.03% due 1/4/2010	9,300	9,300	.10
Other securities		287,395	2.95

Total short-term securities (cost: $671,214,000)		671,249	6.90

Total investment securities (cost: $8,916,055,000)		9,766,064	100.36
Other assets less liabilities		(34,460)	(.36)

Net assets		$9,731,604	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.

[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $576,180,000, which represented 5.92% of the net assets of the fund. This amount includes $496,228,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[3]	Index-linked bond whose principal amount moves with a government retail price index.

[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

[5]	Coupon rate may change periodically.

[6]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $484,036,000, which represented 4.97% of the net assets of the fund.
See Notes to Financial Statements
American Funds Insurance Series

This page intentionally left blank.
American Funds Insurance Series

Financial statements
Statements of assets & liabilities at December 31, 2009

			Global
	Global	Global	Small
	Discovery	Growth	Capitalization	Growth
	Fund	Fund	Fund	Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$222,523	$5,133,960	$3,100,809	$24,079,155
Affiliated issuers	—	—	179,651	947,949
Cash denominated in currencies other than U.S. dollars	—	—	340	—
Cash	134	134	81	113
Unrealized appreciation on open forward currency contracts	—	—	—	—
Receivables for:
Sales of investments	305	15,889	12,267	11,524
Sales of fund’s shares	218	2,487	2,231	4,800
Closed forward currency contracts	—	—	—	—
Dividends and interest	165	4,305	4,907	18,283

	223,345	5,156,775	3,300,286	25,061,824

Liabilities:
Unrealized depreciation on open forward currency contracts	—	—	—	—
Payables for:
Purchases of investments	343	153	13,005	17,916
Repurchases of fund’s shares	234	10,869	2,787	36,829
Closed forward currency contracts	—	—	—	—
Investment advisory services	108	2,303	1,941	6,837
Distribution services	40	869	557	3,882
Trustees’ deferred compensation	— *	13	8	244
Non-U.S. taxes	—	5,225	369	—
Other	2	48	14	34

	727	19,480	18,681	65,742

Net assets at December 31, 2009 (total: $100,137,746)	$222,618	$5,137,295	$3,281,605	$24,996,082

Investment securities, at cost:
Unaffiliated issuers	$205,984	$4,147,173	$2,663,925	$20,762,265

Affiliated issuers	—	—	$212,105	$838,719

Cash denominated in currencies other than U.S. dollars, at cost	—	—	$340	—

Net assets consist of:
Capital paid in on shares of beneficial interest	$237,204	$5,113,605	$3,467,597	$26,375,800
Undistributed (distributions in excess of) net investment income	99	10,202	(15,995)	46,571
(Accumulated) undistributed net realized (loss) gain	(31,225)	(968,141)	(574,186)	(4,852,639)
Net unrealized appreciation	16,540	981,629	404,189	3,426,350

Net assets at December 31, 2009	$222,618	$5,137,295	$3,281,605	$24,996,082

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized:
Class 1:
Net assets (total: $30,152,356)	$30,329	$1,037,596	$603,439	$6,565,105
Shares outstanding	2,709	52,908	33,526	141,327
Net asset value per share	$11.20	$19.61	$18.00	$46.45
Class 2:
Net assets (total: $69,350,001)	$192,289	$4,099,699	$2,678,166	$18,200,705
Shares outstanding	17,250	210,275	150,928	394,825
Net asset value per share	$11.15	$19.50	$17.74	$46.10
Class 3:
Net assets (total: $635,389)	—	—	—	$230,272
Shares outstanding	—	—	—	4,953
Net asset value per share	—	—	—	$46.49
See end of table for footnote.
See Notes to Financial Statements
American Funds Insurance Series

(dollars and shares in thousands, except per-share amounts)

		Blue Chip			International
	New	Income and	Global Growth	Growth-	Growth	Asset		Global
International	World	Growth	and Income	Income	and Income	Allocation	Bond	Bond
Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

$9,333,422	$1,992,186	$3,773,499	$2,107,485	$24,591,375	$125,594	$9,766,064	$8,703,997	$1,364,358
—	—	—	7,294	—	—	—	—	—
—	428	—	92	—	—	—	—	—
140	118	81	366	107	125	420	809	137
—	26	—	—	—	—	—	9,167	2,246

2,744	94	790	1,974	18,608	—	7,838	983	2
15,585	638	211	218	6,081	960	8,495	32,816	3,258
—	—	—	—	—	—	—	1,056	508
11,541	5,777	4,975	4,085	28,309	146	31,561	82,038	20,966

9,363,432	1,999,267	3,779,556	2,121,514	24,644,480	126,825	9,814,378	8,830,866	1,391,475

—	—	—	—	—	—	—	67	4,170

2,762	800	19,982	7,900	14,937	—	76,436	412,817	21,325
12,351	1,579	5,202	635	33,491	— *	2,499	4,002	18
—	—	—	—	—	—	—	—	230
3,896	1,254	1,341	1,055	5,576	71	2,477	2,642	637
1,369	314	709	412	3,467	20	1,180	988	254
115	3	8	2	287	— *	68	15	1
10,152	3,125	—	174	—	—	—	—	—
2,698	56	1	16	29	2	114	190	24

33,343	7,131	27,243	10,194	57,787	93	82,774	420,721	26,659

$9,330,089	$1,992,136	$3,752,313	$2,111,320	$24,586,693	$126,732	$9,731,604	$8,410,145	$1,364,816

$7,832,040	$1,590,848	$3,399,449	$1,930,796	$22,780,025	$107,418	$8,916,055	$8,595,392	$1,317,225

—	—	—	$15,878	—	—	—	—	—

—	$428	—	$91	—	—	—	—	—

$9,057,616	$1,756,715	$4,204,331	$2,573,588	$25,891,025	$107,800	$9,968,430	$8,750,224	$1,318,976
17,735	(425)	10,324	8,575	66,424	24	34,933	38,336	7,939
(1,236,876)	(162,427)	(836,392)	(638,829)	(3,182,257)	731	(1,121,746)	(496,030)	(7,259)
1,491,614	398,273	374,050	167,986	1,811,501	18,177	849,987	117,615	45,160

$9,330,089	$1,992,136	$3,752,313	$2,111,320	$24,586,693	$126,732	$9,731,604	$8,410,145	$1,364,816

$2,851,184	$499,591	$408,178	$160,513	$8,141,984	$27,528	$4,151,192	$3,774,872	$162,008
166,011	24,930	48,747	17,561	259,542	1,845	281,521	365,326	13,998
$17.17	$20.04	$8.37	$9.14	$31.37	$14.92	$14.75	$10.33	$11.57

$6,410,915	$1,492,545	$3,344,135	$1,950,807	$16,219,484	$99,204	$5,537,085	$4,635,273	$1,202,808
374,583	75,050	402,318	213,872	520,154	6,659	378,037	453,171	104,282
$17.11	$19.89	$8.31	$9.12	$31.18	$14.90	$14.65	$10.23	$11.53

$67,990	—	—	—	$225,225	—	$43,327	—	—
3,957	—	—	—	7,175	—	2,937	—	—
$17.18	—	—	—	$31.39	—	$14.75	—	—
American Funds Insurance Series

Statements of assets & liabilities at December 31, 2009	(dollars and shares in thousands, except per-share amounts)

		U.S.
	High-	Government/
	Income	AAA-Rated	Cash
	Bond	Securities	Management
	Fund	Fund	Fund

Assets:
Investment securities, at value	$1,684,533	$2,689,323	$785,595
Cash	955	103	114
Unrealized appreciation on open forward currency contracts	2	—	—
Receivables for:
Sales of investments	13,752	392	—
Sales of fund’s shares	940	1,953	889
Dividends and interest	28,464	16,583	—

	1,728,646	2,708,354	786,598

Liabilities:
Unrealized depreciation on open forward currency contracts	1	—	—
Payables for:
Purchases of investments	5,014	119,903	—
Repurchases of fund’s shares	671	302	406
Investment advisory services	671	844	218
Distribution services	227	337	147
Trustees’ deferred compensation	29	25	12
Other	492	1	—

	7,105	121,412	783

Net assets at December 31, 2009 (total: $100,137,746)	$1,721,541	$2,586,942	$785,815

Investment securities, at cost	$1,645,070	$2,665,956	$785,609

Net assets consist of:
Capital paid in on shares of beneficial interest	$1,915,309	$2,541,260	$785,841
Undistributed (distributions in excess of) net investment income	18,214	9,475	(12)
(Accumulated) undistributed net realized (loss) gain	(251,443)	12,840	—
Net unrealized appreciation (depreciation)	39,461	23,367	(14)

Net assets at December 31, 2009	$1,721,541	$2,586,942	$785,815

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized:
Class 1:
Net assets (total: $30,152,356)	$635,090	$999,075	$104,672
Shares outstanding	60,537	82,010	9,178
Net asset value per share	$10.49	$12.18	$11.40
Class 2:
Net assets (total: $69,350,001)	$1,062,751	$1,560,520	$663,615
Shares outstanding	102,244	129,134	58,622
Net asset value per share	$10.39	$12.08	$11.32
Class 3:
Net assets (total: $635,389)	$23,700	$27,347	$17,528
Shares outstanding	2,256	2,243	1,540
Net asset value per share	$10.51	$12.19	$11.38

*	Amount less than one thousand.
See Notes to Financial Statements
American Funds Insurance Series

Statements of operations for the year ended December 31, 2009	(dollars in thousands)

			Global
	Global	Global	Small
	Discovery	Growth	Capitalization	Growth
	Fund	Fund	Fund	Fund

Investment income:
Income (net of non-U.S. taxes)[1,2]:
Dividends	$2,179	$91,806	$33,949	$256,390
Interest	50	2,741	1,917	5,817

	2,229	94,547	35,866	262,207

Fees and expenses[3]:
Investment advisory services	1,063	23,377	18,901	69,008
Distribution services — Class 2	399	8,773	5,409	38,216
Distribution services — Class 3	—	—	—	371
Transfer agent services	— [4]	— [4]	— [4]	1
Reports to shareholders	11	257	152	1,256
Registration statement and prospectus	5	164	95	789
Trustees’ compensation	2	59	34	360
Auditing and legal	8	38	43	148
Custodian	25	590	570	470
State and local taxes	2	48	30	231
Other	7	29	56	49

	1,522	33,335	25,290	110,899

Net investment income	707	61,212	10,576	151,308

Net realized loss and unrealized appreciation on investments and currency:
Net realized (loss) gain on:
Investments[2]	(21,503)	(577,740)	(343,257)	(3,041,995)
Currency transactions	5	293	(1,004)	(737)

	(21,498)	(577,447)	(344,261)	(3,042,732)

Net unrealized appreciation on:
Investments	96,135	2,083,303	1,594,406	9,997,073
Currency translations	1	39	124	204

	96,136	2,083,342	1,594,530	9,997,277

Net realized loss and unrealized appreciation on investments and currency	74,638	1,505,895	1,250,269	6,954,545

Net increase in net assets resulting from operations	$75,345	$1,567,107	$1,260,845	$7,105,853

See end of table for footnotes.
See Notes to Financial Statements

Statements of operations for the year ended December 31, 2009

			Blue Chip
		New	Income and	Global Growth
	International	World	Growth	and Income
	Fund	Fund	Fund	Fund

Investment income:
Income (net of non-U.S. taxes)[1,2]:
Dividends	$172,320	$30,801	$83,889	$46,732
Interest	3,590	14,620	722	12,248

	175,910	45,421	84,611	58,980

Fees and expenses[3]:
Investment advisory services	38,935	12,223	13,233	10,803
Distribution services — Class 2	13,589	3,060	6,943	4,165
Distribution services — Class 3	108	—	—	—
Transfer agent services	— [4]	— [4]	— [4]	— [4]
Reports to shareholders	458	91	182	107
Registration statement and prospectus	295	58	103	79
Trustees’ compensation	142	20	41	22
Auditing and legal	75	23	22	14
Custodian	1,803	606	29	184
State and local taxes	83	17	33	21
Other	80	38	7	26

Total fees and expenses before waiver	55,568	16,136	20,593	15,421
Less waiver of fees and expenses:
Investment advisory services	—	—	—	—

Total fees and expenses after waiver	55,568	16,136	20,593	15,421

Net investment income (loss)	120,342	29,285	64,018	43,559

Net realized (loss) gain and unrealized appreciation (depreciation) on investments, forward currency contracts and currency:
Net realized (loss) gain on:
Investments[2]	(877,105)	(69,390)	(449,056)	(309,654)
Forward currency contracts	—	(135)	—	—
Currency transactions	677	(437)	—	733

	(876,428)	(69,962)	(449,056)	(308,921)

Net unrealized appreciation (depreciation) on:
Investments	3,605,114	687,894	1,200,546	883,134
Forward currency contracts	—	6	—	—
Currency translations	245	252	—	155

	3,605,359	688,152	1,200,546	883,289

Net realized (loss) gain and unrealized appreciation (depreciation) on investments, forward currency contracts and currency	2,728,931	618,190	751,490	574,368

Net increase (decrease) in net assets resulting from operations	$2,849,273	$647,475	$815,508	$617,927

[1]	Additional information related to non-U.S. taxes is included in the Notes to Financial Statements.

[2]	Additional information related to affiliated transactions is included in the Notes to Financial Statements.

[3]	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

[4]	Amount less than one thousand.
See Notes to Financial Statements
American Funds Insurance Series

(dollars in thousands)

						U.S.
	International				High-	Government/
Growth-	Growth	Asset		Global	Income	AAA-Rated	Cash
Income	and Income	Allocation	Bond	Bond	Bond	Securities	Management
Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

$427,958	$1,608	$118,240	$1,937	$1	$559	$—	$—
11,018	241	128,255	319,492	48,838	119,446	73,204	2,601

438,976	1,849	246,495	321,429	48,839	120,005	73,204	2,601

56,835	417	25,476	26,317	5,945	6,760	8,397	3,299
34,865	107	12,411	10,036	2,312	2,332	3,431	2,201
368	—	73	—	—	38	54	41
1	— [4]	1	1	— [4]	— [4]	— [4]	— [4]
1,223	2	486	409	60	85	127	73
679	4	287	254	56	51	95	52
374	— [4]	127	85	12	29	34	19
143	1	57	50	8	10	15	6
395	14	80	159	113	7	6	2
227	— [4]	93	82	13	17	26	18
77	10	23	20	8	9	5	3

95,187	555	39,114	37,413	8,527	9,338	12,190	5,714

—	—	—	6	—	—	—	—

95,187	555	39,114	37,407	8,527	9,338	12,190	5,714

343,789	1,294	207,381	284,022	40,312	110,667	61,014	(3,113)

(1,551,210)	2,445	(639,326)	(328,609)	(7,657)	(92,599)	15,865	2
—	—	(746)	(34,335)	(8,286)	(39)	—	—
844	20	11	(1,994)	(872)	(33)	—	—

(1,550,366)	2,465	(640,061)	(364,938)	(16,815)	(92,671)	15,865	2

7,059,667	17,095	2,289,474	908,610	75,606	461,595	(22,761)	(23)
—	—	1,120	17,598	(3,647)	—	—	—
253	1	29	117	231	88	—	—

7,059,920	17,096	2,290,623	926,325	72,190	461,683	(22,761)	(23)

5,509,554	19,561	1,650,562	561,387	55,375	369,012	(6,896)	(21)

$5,853,343	$20,855	$1,857,943	$845,409	$95,687	$479,679	$54,118	$(3,134)

American Funds Insurance Series

Statements of changes in net assets

	Global Discovery Fund		Global Growth Fund		Global Small Capitalization Fund
	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2009	2008	2009	2008

Operations:
Net investment income	$707	$2,503	$61,212	$112,099	$10,576	$24,278
Net realized loss on investments, forward currency contracts and currency transactions	(21,498)	(9,849)	(577,447)	(393,456)	(344,261)	(219,494)
Net unrealized appreciation (depreciation) on investments, forward currency contracts and currency translations	96,136	(118,825)	2,083,342	(2,144,093)	1,594,530	(2,107,720)

Net increase (decrease) in net assets resulting from operations	75,345	(126,171)	1,567,107	(2,425,450)	1,260,845	(2,302,936)

Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class 1	(203)	(277)	(14,409)	(18,705)	(2,295)	—
Class 2	(962)	(1,515)	(49,897)	(80,484)	(6,036)	—
Class 3	—	—	—	—	—	—

Total dividends from net investment income	(1,165)	(1,792)	(64,306)	(99,189)	(8,331)	—

Distributions from net realized gain on investments:
Short-term net realized gains:
Class 1	—	(365)	—	(8,688)	—	(7,339)
Class 2	—	(2,739)	—	(48,505)	—	(63,935)
Class 3	—	—	—	—	—	—
Long-term net realized gains:
Class 1	—	(358)	—	(58,847)	—	(40,224)
Class 2	—	(2,684)	—	(328,542)	—	(350,423)
Class 3	—	—	—	—	—	—

Total distributions from net realized gain on investments	—	(6,146)	—	(444,582)	—	(461,921)

Total dividends and distributions paid to shareholders	(1,165)	(7,938)	(64,306)	(543,771)	(8,331)	(461,921)

Capital share transactions:
Class 1:
Proceeds from shares sold	7,055	2,400	152,420	621,804	156,323	319,417
Proceeds from reinvestment of dividends and distributions	203	1,000	14,409	86,240	2,295	47,563
Cost of shares repurchased	(4,461)	(4,466)	(98,881)	(250,373)	(82,880)	(119,721)

Net increase (decrease) from Class 1 transactions	2,797	(1,066)	67,948	457,671	75,738	247,259

Class 2:
Proceeds from shares sold	28,318	34,335	175,261	461,271	231,775	305,775
Proceeds from reinvestment of dividends and distributions	962	6,938	49,897	457,531	6,036	414,358
Cost of shares repurchased	(32,843)	(31,698)	(532,009)	(397,952)	(338,277)	(492,404)

Net (decrease) increase from Class 2 transactions	(3,563)	9,575	(306,851)	520,850	(100,466)	227,729

Class 3:
Proceeds from shares sold	—	—	—	—	—	—
Proceeds from reinvestment of dividends and distributions	—	—	—	—	—	—
Cost of shares repurchased	—	—	—	—	—	—

Net decrease from Class 3 transactions	—	—	—	—	—	—

Net (decrease) increase in net assets resulting from capital share transactions	(766)	8,509	(238,903)	978,521	(24,728)	474,988

Total increase (decrease) in net assets	73,414	(125,600)	1,263,898	(1,990,700)	1,227,786	(2,289,869)
Net assets:
Beginning of period	149,204	274,804	3,873,397	5,864,097	2,053,819	4,343,688

End of period	$222,618	$149,204	$5,137,295	$3,873,397	$3,281,605	$2,053,819

Undistributed (distributions in excess of) net investment income	$99	$552	$10,202	$13,764	$(15,995)	$(21,213)

Shares of beneficial interest:
Class 1:
Shares sold	762	239	9,692	28,686	11,706	17,356
Shares issued on reinvestment of dividends and distributions	20	95	779	4,469	130	2,210
Shares repurchased	(502)	(400)	(5,953)	(11,957)	(5,697)	(5,755)

Net increase (decrease) in shares outstanding	280	(66)	4,518	21,198	6,139	13,811

Class 2:
Shares sold	3,089	2,929	11,097	22,272	16,688	16,749
Shares issued on reinvestment of dividends and distributions	100	643	2,729	23,454	347	19,490
Shares repurchased	(3,595)	(3,007)	(33,950)	(22,507)	(24,566)	(25,275)

Net (decrease) increase in shares outstanding	(406)	565	(20,124)	23,219	(7,531)	10,964

Class 3:
Shares sold	—	—	—	—	—	—
Shares issued on reinvestment of dividends and distributions	—	—	—	—	—	—
Shares repurchased	—	—	—	—	—	—

Net decrease in shares outstanding	—	—	—	—	—	—

See Notes to Financial Statements
American Funds Insurance Series

(dollars and shares in thousands)

						Blue Chip Income		Global Growth
Growth Fund		International Fund		New World Fund		and Growth Fund		and Income Fund
Year ended	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
2009	2008	2009	2008	2009	2008	2009	2008	2009	2008

$151,308	$262,063	$120,342	$210,486	$29,285	$36,272	$64,018	$78,607	$43,559	$57,292
(3,042,732)	(1,805,002)	(876,428)	(325,182)	(69,962)	(100,565)	(449,056)	(385,264)	(308,921)	(329,696)
9,997,277	(12,402,377)	3,605,359	(4,851,926)	688,152	(897,077)	1,200,546	(1,311,260)	883,289	(807,607)

7,105,853	(13,945,316)	2,849,273	(4,966,622)	647,475	(961,370)	815,508	(1,617,917)	617,927	(1,080,011)

(48,554)	(74,161)	(42,244)	(57,453)	(7,030)	(6,036)	(7,922)	(6,456)	(3,542)	(2,936)
(101,700)	(161,761)	(83,779)	(135,888)	(18,903)	(23,170)	(60,270)	(71,777)	(40,323)	(43,953)
(1,414)	(2,621)	(933)	(1,652)	—	—	—	—	—	—

(151,668)	(238,543)	(126,956)	(194,993)	(25,933)	(29,206)	(68,192)	(78,233)	(43,865)	(46,889)

—	(78,011)	—	(35,879)	—	(3,297)	—	(2,408)	—	(394)
—	(249,962)	—	(106,959)	—	(19,413)	—	(32,987)	—	(9,569)
—	(4,124)	—	(1,383)	—	—	—	—	—	—

—	(618,631)	(12,249)	(290,130)	—	(18,570)	—	(14,843)	—	(236)
—	(1,982,221)	(28,704)	(864,914)	—	(109,350)	—	(203,359)	—	(5,742)
—	(32,706)	(316)	(11,178)	—	—	—	—	—	—

—	(2,965,655)	(41,269)	(1,310,443)	—	(150,630)	—	(253,597)	—	(15,941)

(151,668)	(3,204,198)	(168,225)	(1,505,436)	(25,933)	(179,836)	(68,192)	(331,830)	(43,865)	(62,830)

1,133,307	3,762,573	492,072	1,737,223	157,026	260,949	126,839	213,241	31,416	76,516
48,554	770,803	54,493	383,462	7,030	27,903	7,922	23,707	3,542	3,566
(1,202,331)	(744,896)	(364,115)	(378,505)	(64,154)	(116,713)	(26,536)	(31,478)	(11,041)	(11,387)

(20,470)	3,788,480	182,450	1,742,180	99,902	172,139	108,225	205,470	23,917	68,695

1,076,675	1,909,204	394,974	816,329	131,855	230,183	226,370	295,696	116,122	680,989
101,700	2,393,944	112,483	1,107,761	18,903	151,933	60,270	308,123	40,323	59,264
(1,430,613)	(3,409,648)	(853,869)	(1,916,909)	(177,160)	(251,926)	(212,095)	(454,222)	(267,041)	(118,283)

(252,238)	893,500	(346,412)	7,181	(26,402)	130,190	74,545	149,597	(110,596)	621,970

2,265	2,203	1,209	676	—	—	—	—	—	—
1,414	39,451	1,249	14,213	—	—	—	—	—	—
(38,105)	(60,450)	(11,488)	(20,357)	—	—	—	—	—	—

(34,426)	(18,796)	(9,030)	(5,468)	—	—	—	—	—	—

(307,134)	4,663,184	(172,992)	1,743,893	73,500	302,329	182,770	355,067	(86,679)	690,665

6,647,051	(12,486,330)	2,508,056	(4,728,165)	695,042	(838,877)	930,086	(1,594,680)	487,383	(452,176)

18,349,031	30,835,361	6,822,033	11,550,198	1,297,094	2,135,971	2,822,227	4,416,907	1,623,937	2,076,113

$24,996,082	$18,349,031	$9,330,089	$6,822,033	$1,992,136	$1,297,094	$3,752,313	$2,822,227	$2,111,320	$1,623,937

$46,571	$44,711	$17,735	$17,082	$(425)	$67	$10,324	$14,491	$8,575	$7,532

30,528	67,645	36,037	83,834	9,899	12,875	18,485	21,505	4,390	8,370
1,129	14,290	3,462	21,402	369	1,403	996	2,745	406	495
(32,634)	(14,771)	(26,005)	(21,555)	(4,019)	(5,684)	(3,755)	(3,582)	(1,513)	(1,337)

(977)	67,164	13,494	83,681	6,249	8,594	15,726	20,668	3,283	7,528

28,456	38,460	27,365	41,995	8,032	10,350	32,904	32,066	15,788	65,607
2,410	44,065	7,223	61,328	1,006	7,444	7,677	35,486	4,662	7,976
(38,315)	(60,320)	(62,079)	(94,449)	(11,463)	(13,292)	(31,184)	(47,846)	(35,763)	(14,272)

(7,449)	22,205	(27,491)	8,874	(2,425)	4,502	9,397	19,706	(15,313)	59,311

59	43	78	31	—	—	—	—	—	—
33	719	80	781	—	—	—	—	—	—
(1,033)	(1,199)	(837)	(1,155)	—	—	—	—	—	—

(941)	(437)	(679)	(343)	—	—	—	—	—	—

American Funds Insurance Series

Statements of changes in net assets

			International Growth
	Growth-Income Fund		and Income Fund			Asset Allocation Fund
	Year ended	Year ended	Year Ended	Period ended		Year ended	Year ended
	December 31,	December 31,	December 31,	December 31,		December 31,	December 31,
	2009	2008	2009	2008*		2009	2008

Operations:
Net investment income (loss)	$343,789	$447,478	$1,294	$15		$207,381	$237,190
Net realized (loss) gain on investments, forward currency contracts and currency transactions	(1,550,366)	(1,610,536)	2,465	48		(640,061)	(479,424)
Net unrealized appreciation (depreciation) on investments, forward currency contracts and currency translations	7,059,920	(9,906,142)	17,096	1,081		2,290,623	(2,650,307)

Net increase (decrease) in net assets resulting from operations	5,853,343	(11,069,200)	20,855	1,144		1,857,943	(2,892,541)

Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class 1	(126,710)	(132,802)	(327)	(8)		(93,285)	(75,328)
Class 2	(225,593)	(313,153)	(1,017)	(1)		(117,534)	(159,530)
Class 3	(3,277)	(5,210)	—	—		(945)	(1,396)

Total dividends from net investment income	(355,580)	(451,165)	(1,344)	(9)		(211,764)	(236,254)

Distributions from net realized gain on investments:
Short-term net realized gains:
Class 1	—	(42,380)	(377)	—		—	(2,375)
Class 2	—	(130,677)	(1,337)	—		—	(7,163)
Class 3	—	(2,231)	—	—		—	(65)
Long-term net realized gains:
Class 1	—	(351,389)	—	—		—	(85,489)
Class 2	—	(1,083,493)	—	—		—	(257,869)
Class 3	—	(18,492)	—	—		—	(2,333)

Total distributions from net realized gain on investments	—	(1,628,662)	(1,714)	—		—	(355,294)

Total dividends and distributions paid to shareholders	(355,580)	(2,079,827)	(3,058)	(9)		(211,764)	(591,548)

Capital share transactions:
Class 1:
Proceeds from initial capitalization	—	—	—	10,000		—	—
Proceeds from shares sold	1,764,451	3,161,911	10,518	853		1,291,806	1,212,808
Proceeds from reinvestment of dividends and distributions	126,710	526,571	704	8		93,285	163,192
Cost of shares repurchased	(564,157)	(1,017,390)	(960)	—	†	(156,605)	(140,613)

Net increase (decrease) from Class 1 transactions	1,327,004	2,671,092	10,262	10,861		1,228,486	1,235,387

Class 2:
Proceeds from shares sold	612,481	1,083,314	82,649	3,832		167,583	330,159
Proceeds from reinvestment of dividends and distributions	225,593	1,527,323	2,354	1		117,534	424,562
Cost of shares repurchased	(1,328,890)	(3,077,453)	(2,159)	—	†	(528,840)	(698,531)

Net (decrease) increase from Class 2 transactions	(490,816)	(466,816)	82,844	3,833		(243,723)	56,190

Class 3:
Proceeds from shares sold	836	328	—	—		1,407	1,176
Proceeds from reinvestment of dividends and distributions	3,277	25,933	—	—		945	3,794
Cost of shares repurchased	(36,309)	(62,387)	—	—		(7,954)	(12,304)

Net (decrease) increase from Class 3 transactions	(32,196)	(36,126)	—	—		(5,602)	(7,334)

Net increase (decrease) in net assets resulting from capital share transactions	803,992	2,168,150	93,106	14,694		979,161	1,284,243

Total increase (decrease) in net assets	6,301,755	(10,980,877)	110,903	15,829		2,625,340	(2,199,846)
Net assets:
Beginning of period	18,284,938	29,265,815	15,829	—		7,106,264	9,306,110

End of period	$24,586,693	$18,284,938	$126,732	$15,829		$9,731,604	$7,106,264

Undistributed (distributions in excess of) net investment income	$66,424	$77,379	$24	$54		$34,933	$40,422

Shares of beneficial interest:
Class 1:
Shares issued from initial capitalization	—	—	—	1,000		—	—
Shares sold	68,983	88,411	793	82		102,533	78,479
Shares issued on reinvestment of dividends and distributions	4,254	15,930	48	1		6,550	11,171
Shares repurchased	(21,293)	(28,874)	(79)	—	†	(12,025)	(9,302)

Net increase (decrease) in shares outstanding	51,944	75,467	762	1,083		97,058	80,348

Class 2:
Shares sold	23,193	31,219	6,285	367		12,899	20,423
Shares issued on reinvestment of dividends and distributions	7,650	45,619	159	—	†	8,334	28,402
Shares repurchased	(51,758)	(85,751)	(152)	—	†	(42,295)	(47,156)

Net (decrease) increase in shares outstanding	(20,915)	(8,913)	6,292	367		(21,062)	1,669

Class 3:
Shares sold	32	9	—	—		107	72
Shares issued on reinvestment of dividends and distributions	111	767	—	—		67	251
Shares repurchased	(1,417)	(1,855)	—	—		(609)	(806)

Net (decrease) increase in shares outstanding	(1,274)	(1,079)	—	—		(435)	(483)

*	For the period November 18, 2008, commencement of operations, through December 31, 2008.

†	Amount less than one thousand.
See Notes to Financial Statements
American Funds Insurance Series

(dollars and shares in thousands)

						U.S. Government/
Bond Fund		Global Bond Fund		High-Income Bond Fund		AAA-Rated Securities Fund		Cash Management Fund
Year ended	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
2009	2008	2009	2008	2009	2008	2009	2008	2009	2008

$284,022	$312,834	$40,312	$31,394	$110,667	$102,697	$61,014	$48,064	$(3,113)	$15,421
(364,938)	(146,198)	(16,815)	5,002	(92,671)	(69,935)	15,865	24,592	2	52
926,325	(735,203)	72,190	(31,288)	461,683	(374,921)	(22,761)	33,068	(23)	30

845,409	(568,567)	95,687	5,108	479,679	(342,159)	54,118	105,724	(3,134)	15,503

(113,953)	(130,394)	(2,339)	(5,117)	(40,037)	(29,619)	(25,309)	(12,502)	(316)	(2,670)
(137,087)	(210,186)	(15,691)	(37,266)	(68,526)	(70,268)	(38,568)	(30,378)	(1,604)	(14,466)
—	—	—	—	(1,530)	(1,668)	(714)	(870)	(46)	(396)

(251,040)	(340,580)	(18,030)	(42,383)	(110,093)	(101,555)	(64,591)	(43,750)	(1,966)	(17,532)

—	(3,045)	—	(23)	—	—	(4,791)	—	(12)	—
—	(6,365)	—	(262)	—	—	(9,261)	—	(76)	—
—	—	—	—	—	—	(207)	—	(2)	—

—	(1,523)	—	—	—	—	(1,226)	—	—	—
—	(3,182)	—	—	—	—	(2,369)	—	—	—
—	—	—	—	—	—	(53)	—	—	—

—	(14,115)	—	(285)	—	—	(17,907)	—	(90)	—

(251,040)	(354,695)	(18,030)	(42,668)	(110,093)	(101,555)	(82,498)	(43,750)	(2,056)	(17,532)

—	—	—	—	—	—	—	—	—	—
1,488,336	2,343,349	93,061	122,622	223,658	219,626	561,764	346,530	41,500	108,538
113,953	134,962	2,339	5,140	40,037	29,619	31,326	12,502	328	2,670
(168,758)	(496,411)	(54,163)	(40,178)	(89,997)	(94,708)	(79,283)	(90,947)	(95,018)	(65,037)

1,433,531	1,981,900	41,237	87,584	173,698	154,537	513,807	268,085	(53,190)	46,171

891,201	557,306	387,303	696,760	179,017	166,838	446,211	585,103	245,303	801,545
137,087	219,733	15,691	37,528	68,526	70,268	50,198	30,378	1,680	14,466
(168,324)	(1,427,995)	(70,390)	(178,394)	(206,867)	(140,321)	(137,945)	(37,148)	(601,048)	(243,682)

859,964	(650,956)	332,604	555,894	40,676	96,785	358,464	578,333	(354,065)	572,329

—	—	—	—	4,542	3,359	3,034	9,104	11,746	22,468
—	—	—	—	1,530	1,668	974	870	48	396
—	—	—	—	(6,093)	(7,012)	(9,441)	(7,273)	(19,384)	(17,849)

—	—	—	—	(21)	(1,985)	(5,433)	2,701	(7,590)	5,015

2,293,495	1,330,944	373,841	643,478	214,353	249,337	866,838	849,119	(414,845)	623,515

2,887,864	407,682	451,498	605,918	583,939	(194,377)	838,458	911,093	(420,035)	621,486

5,522,281	5,114,599	913,318	307,400	1,137,602	1,331,979	1,748,484	837,391	1,205,850	584,364

$8,410,145	$5,522,281	$1,364,816	$913,318	$1,721,541	$1,137,602	$2,586,942	$1,748,484	$785,815	$1,205,850

$38,336	$25,297	$7,939	$1,276	$18,214	$16,493	$9,475	$10,612	$(12)	$1,902

—	—	—	—	—	—	—	—	—	—
149,856	215,356	8,516	11,157	24,161	20,911	45,477	29,015	3,630	9,431
11,086	14,256	202	485	3,917	3,668	2,560	1,030	29	233
(16,953)	(47,442)	(5,154)	(3,772)	(9,740)	(8,842)	(6,426)	(7,661)	(8,315)	(5,654)

143,989	182,170	3,564	7,870	18,338	15,737	41,611	22,384	(4,656)	4,010

90,070	51,745	34,340	62,564	19,607	16,293	36,359	49,249	21,588	70,023
13,480	23,300	1,363	3,545	6,784	8,688	4,139	2,522	149	1,270
(17,148)	(132,359)	(6,671)	(16,718)	(21,748)	(13,609)	(11,281)	(3,099)	(52,942)	(21,302)

86,402	(57,314)	29,032	49,391	4,643	11,372	29,217	48,672	(31,205)	49,991

—	—	—	—	512	324	245	760	1,029	1,956
—	—	—	—	150	203	80	72	4	35
—	—	—	—	(652)	(657)	(765)	(608)	(1,699)	(1,553)

—	—	—	—	10	(130)	(440)	224	(666)	438

American Funds Insurance Series

Notes to financial statements
1. Organization and significant accounting policies
Organization — American Funds Insurance Series (the “Series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 16 different funds (the “funds”). On November 24, 2009, shareholders approved a proposal to reorganize the Series from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in 2010 or early 2011; however, the Series reserves the right to delay the implementation. Shareholders also approved amendments to the Series’ Investment Advisory and Service Agreement and amendments to and elimination of certain fundamental investment policies of the funds.
The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives and the principle strategies the funds use to achieve these objectives are as follows:
Global Discovery Fund — Seeks long-term growth of capital through investments in services and information companies in the U.S. and around the world. On November 24, 2009, shareholders approved a proposal to change the investment objective to seek long-term growth of capital by investing in securities of companies that can benefit from innovation, exploit new technologies or provide products and services that meet the demands of an evolving global economy. The new investment objective is expected to become effective on May 1, 2010.
Global Growth Fund — Seeks growth of capital over time by investing primarily in common stocks of companies around the world.
Global Small Capitalization Fund — Seeks long-term growth of capital by investing primarily in stocks of smaller companies around the world.
Growth Fund — Seeks long-term growth of capital by investing primarily in U.S. common stocks.

International Fund — Seeks growth of capital over time by investing primarily in common stocks of companies based outside the U.S.
New World Fund — Seeks long-term growth of capital by investing primarily in stocks of companies with significant exposure to countries that have developing economies and/or markets. The fund also may invest in bonds.
Blue Chip Income and Growth Fund — Seeks to produce dividend income exceeding the average yield on the S&P 500 and provide an opportunity for growth of principal.
Global Growth and Income Fund — Seeks capital growth over time and to provide current income by investing primarily in stocks of well-established companies located around the world.
Growth-Income Fund — Seeks capital growth and income over time by investing primarily in U.S. common stocks or other securities that appear to offer potential for capital appreciation and/or dividends.
International Growth and Income Fund — Seeks capital growth over time and current income by investing primarily in stocks of larger, well-established companies domiciled outside the U.S., including developing countries.
Asset Allocation Fund — Seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term.
Bond Fund — Seeks to maximize current income and preserve capital by investing primarily in fixed-income securities.
Global Bond Fund — Seeks a high level of total return over the long term by investing primarily in investment-grade bonds issued by entities based around the world and denominated in various currencies, including U.S. dollars.
High-Income Bond Fund — Seeks to provide a high level of current income with capital appreciation as a secondary goal by investing primarily in higher yielding and generally lower quality debt securities.
American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund — Seeks to provide a high level of current income and preservation of capital by investing primarily in securities guaranteed by the U.S. government and in other debt securities rated AAA or Aaa.
Cash Management Fund — Seeks to provide income on cash reserves while preserving capital and maintaining liquidity.
Each fund in the Series offers two or three share classes (1, 2 and 3). Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.
Significant accounting policies — The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the funds:
Net asset values — The funds generally determine their net asset values as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.
Security valuation — Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the Series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
American Funds Insurance Series

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class.
Dividends and distributions to shareholders — Dividends and distributions paid to shareholders are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
Mortgage dollar rolls — The funds may enter into mortgage dollar roll transactions in which a fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction.
Loan transactions — The funds may enter into loan transactions in which a fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.
2. Risk factors
Investing in the funds may involve certain risks including, but not limited to, those described below.
The values of and the income generated by securities held by the funds may fluctuate or experience sharp, short-term declines in value in response to certain events, including, for example, those directly involving the companies whose securities are owned by the funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. In particular, growth-oriented, equity securities may involve large price swings and potential for loss. In addition, the stock prices of smaller companies may be more volatile than the prices of larger, more established companies.
The values of and the income generated by most debt securities held by the funds may be affected by changing market interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the funds’ portfolios generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or “call” a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. In addition, there may be little trading in the secondary market for certain lower quality debt securities, which may adversely affect the fund’s ability to dispose of such securities.
Investments in securities issued by entities based outside the U.S. may be affected to a greater extent than investments in the U.S. by certain issues and events including, but not limited to, currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those
American Funds Insurance Series

generally associated with developed countries such as less developed legal and accounting systems, government instability and smaller securities markets and trading volumes. The economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes.
Certain funds may invest in high-quality money market instruments such as commercial paper, commercial bank obligations, savings association obligations, U.S. or Canadian government securities, and short-term corporate bonds and notes with credit and liquidity enhancements. Changes in the credit quality of banks and financial institutions providing these enhancements could cause the funds to experience a loss and may affect their share price.
3. Taxation and distributions
Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended December 31, 2009, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any interest or penalties.
All of the funds, with the exception of International Growth and Income Fund, are not subject to examination by U.S. federal tax authorities for years before 2006. All of the funds, with the exception of Global Growth and Income Fund, International Growth and Income Fund and Global Bond Fund, are not subject to examination by state tax authorities for years before 2005. Global Growth and Income Fund and Global Bond Fund were each launched in 2006; therefore, their only tax years, 2006 to 2009, remain open for examination by U.S. federal and state tax authorities. International Growth and Income Fund was launched in 2008; therefore, its only tax years, 2008 to 2009, remain open for examination by U.S. federal and state tax authorities. The following funds are not subject to examination by tax authorities outside the U.S. for the years indicated: Global Small Capitalization Fund, International Fund, New World Fund and Global Growth Fund for tax years before 2002; Global Discovery Fund for tax years before 2004; Growth Fund for tax years before 2005; and Global Growth and Income Fund for tax years before 2007. All other funds are not subject to examination by tax authorities outside the U.S.
Non-U.S. taxation — Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the funds on the sale of securities in certain countries are subject to taxes in those countries. The funds record a liability based on unrealized gains to provide for potential taxes payable upon the sale of these securities.
Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; net operating losses; non-U.S. taxes on capital gains; amortization of premiums; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.
Dividends from net investment income and currency gains and distributions from short-term net realized gains shown on the accompanying financial statements are considered ordinary income distributions for tax purposes. Distributions from long-term net realized gains on the accompanying financial statements are considered long-term capital gain distributions for tax purposes.
As indicated in the table on the following pages, 13 funds had capital loss carryforwards available at December 31, 2009. These will be used to offset any capital gains realized by the funds in future years through the expiration dates. Those funds will not make distributions from capital gains while capital loss carryforwards remain.
American Funds Insurance Series

Additional tax basis disclosures are as follows:
(dollars in thousands)

							Blue Chip	Global
	Global	Global	Global Small			New	Income	Growth
	Discovery	Growth	Capitalization	Growth	International	World	and Growth	and Income
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

As of December 31, 2009:
Undistributed ordinary income	$100	$19,766	$43,819	$47,361	$66,764	$9,687	$10,330	$16,565
Post-October currency loss deferrals (realized during the period November 1, 2009, through December 31, 2009)*	—	(143)	—	(451)	—	(4)	—	(218)
Post-October capital loss deferrals (realized during the period November 1, 2009, through December 31, 2009)*	—	—	(16,711)	(33,984)	(28,119)	—	(27,928)	—

Capital loss carryforwards:
Expiring 2016	(1,077)	(215,002)	(57,654)	(1,280,904)	—	(23,949)	(304,021)	(116,550)
Expiring 2017	(30,033)	(752,750)	(496,582)	(3,348,190)	(1,185,778)	(138,476)	(495,895)	(526,741)

	$(31,110)	$(967,752)	$(554,236)	$(4,629,094)	$(1,185,778)	$(162,425)	$(799,916)	$(643,291)

Reclassification to (from) undistributed (distributions in excess of) net investment income from (to) accumulated net realized loss	$5	$(468)	$8,386	$2,220	$7,267	$(3,844)	$7	$1,349
Reclassification to capital paid in on shares of beneficial interest from distributions in excess of net investment income	—	—	5,413	—	—	—	—	—

Gross unrealized appreciation on investment securities	$40,053	$1,081,980	$703,319	$4,905,719	$1,929,182	$464,899	$638,257	$321,978
Gross unrealized depreciation on investment securities	(23,629)	(104,990)	(361,840)	(1,669,254)	(500,328)	(73,642)	(272,752)	(157,195)

Net unrealized appreciation on investment securities	$16,424	$976,990	$341,479	$3,236,465	$1,428,854	$391,257	$365,505	$164,783

Cost of investment securities	$206,099	$4,156,970	$2,938,981	$21,790,639	$7,904,568	$1,600,929	$3,407,994	$1,949,996

See end of table for footnotes.
American Funds Insurance Series

(dollars in thousands)

		International					U.S. Government/
	Growth-	Growth	Asset			High-	AAA-Rated	Cash
	Income	and Income	Allocation	Bond	Global Bond	Income Bond	Securities	Management
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

As of December 31, 2009:
Undistributed ordinary income	$66,783	$740	$37,034	$51,139	$7,520	$21,853	$18,502	—
Post-October currency loss deferrals (realized during the period November 1, 2009, through December 31, 2009)*	—	—	(31)	—	(732)	—	—	—
Undistributed long-term capital gain	—	40	—	—	—	—	4,950	—
Post-October capital loss deferrals (realized during the period November 1, 2009, through December 31, 2009)*	(15,964)	—	(48,416)	(3,843)	—	(510)	—	—

Capital loss carryforwards:
Expiring 2010	—	—	—	—	—	(50,900)	—	—
Expiring 2011	—	—	—	—	—	(35,517)	—	—
Expiring 2016	(691,368)	—	(400,076)	(98,035)	(5,498)	(47,291)	—	—
Expiring 2017	(2,423,213)	—	(649,787)	(383,007)	(828)	(113,685)	—	—

	$(3,114,581)	—	$(1,049,863)	$(481,042)	$(6,326)	$(247,393)	—	—

Capital loss carryforwards expired	—	—	—	—	—	$(41,518)	—	—

Reclassification to (from) undistributed (distributions in excess of) net investment income from (to) (accumulated) undistributed net realized (loss) gain	$836	$20	$(1,106)	$(19,943)	$(15,619)	$1,147	$2,440	$—
Reclassification to undistributed (distributions in excess of) net investment income from capital paid in on shares of beneficial interest	—	— †	—	—	—	—	—	3,165
Reclassification to (accumulated) undistributed net realized (loss) gain from capital paid in on shares of beneficial interest	—	—	—	—	—	41,518	—	55

Gross unrealized appreciation on investment securities	$4,313,383	$20,083	$1,224,923	$238,763	$59,435	$99,778	$37,477	$16
Gross unrealized depreciation on investment securities	(2,554,039)	(1,944)	(399,779)	(144,775)	(13,966)	(67,237)	(15,222)	(30)

Net unrealized appreciation (depreciation) on investment securities	$1,759,344	$18,139	$825,144	$93,988	$45,469	$32,541	$22,255	$(14)

Cost of investment securities	$22,832,031	$107,455	$8,940,920	$8,610,009	$1,318,889	$1,651,992	$2,667,068	$785,609

*	These deferrals are considered incurred in the subsequent year.

†	Amount less than one thousand.
American Funds Insurance Series

4. Fees and transactions with related parties
Capital Research and Management Company (“CRMC”), the Series’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the distributor of the Series’ shares, and American Funds Service Company® (“AFS”), the Series’ transfer agent.
Investment advisory services — The aggregate fee of $320,989,000 for management services was incurred by the Series pursuant to an agreement with CRMC. The Investment Advisory and Service Agreement provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase.
The board of trustees approved an amended agreement for Bond Fund, U.S. Government/AAA-Rated Securities Fund and Cash Management Fund, effective January 1, 2010, that provides for reduced annual rates as reflected in the table below. During the year ended December 31, 2009, CRMC voluntarily reduced investment advisory services fees to the proposed rates for Bond Fund. The range of rates and asset levels and the current annualized rates of average net assets for each fund are as follows:

					For the year
	Rates		Net asset level (in billions)		ended
Fund	Beginning with	Ending with	Up to	In excess of	December 31, 2009

Global Discovery	.580%	.440%	$.5	$1.0	.58%
Global Growth	.690	.460	.6	5.0	.54
Global Small Capitalization	.800	.635	.6	5.0	.72
Growth	.500	.280	.6	34.0	.33
International	.690	.430	.5	21.0	.50
New World	.850	.620	.5	2.5	.77
Blue Chip Income and Growth	.500	.370	.6	4.0	.43
Global Growth and Income	.690	.480	.6	3.0	.60
Growth-Income	.500	.219	.6	34.0	.28
International Growth and Income	.690	.530	.5	1.0	.69
Asset Allocation	.500	.250	.6	8.0	.31
Bond	.480	.330	.6	8.0	.38
Global Bond	.570	.500	1.0	1.0	.56
High-Income Bond	.500	.420	.6	2.0	.47
U.S. Government/AAA-Rated Securities	.460	.330	.6	3.0	.39
Cash Management	.320	.270	1.0	2.0	.32
Distribution services — The Series has adopted plans of distribution for Class 2 and 3 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on average daily net assets, of 0.25% for Class 2 and 0.18% for Class 3 to pay service fees to firms that have entered into agreements with the Series. During the year ended December 31, 2009, distribution expenses under the plans for the Series aggregated $148,249,000 for Class 2 and $1,053,000 for Class 3. Class 1 shares have not adopted a plan of distribution.
Transfer agent services — The aggregate fee of $4,000 was incurred during the year ended December 31, 2009, pursuant to an agreement with AFS. Under this agreement, the Series compensates AFS for transfer agent services, including shareholder recordkeeping, communications and transaction processing.
American Funds Insurance Series

Trustees’ deferred compensation — Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation shown on the accompanying financial statements includes current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows:
(dollars in thousands)

			Increase in value
Fund	Current fees		of deferred amounts

Global Discovery	$2		$—	*
Global Growth	53		6
Global Small Capitalization	30		4
Growth	234		126
International	86		56
New World	18		2
Blue Chip Income and Growth	37		4
Global Growth and Income	21		1
Growth-Income	231		143
International Growth and Income	—	*	—	*
Asset Allocation	92		35
Bond	79		6
Global Bond	12		—	*
High-Income Bond	16		13
U.S. Government/AAA-Rated Securities	23		11
Cash Management	13		6

*	Amount less than one thousand.
Affiliated officers and trustees — Officers and certain trustees of the Series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the Series.
5. Investment transactions and other disclosures
The following table presents additional information for the year ended December 31, 2009:

	(dollars in thousands)
							Blue Chip	Global
	Global	Global	Global Small			New	Income	Growth
	Discovery	Growth	Capitalization	Growth	International	World	and Growth	and Income
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Purchases of investment securities*	$102,676	$1,720,024	$1,489,929	$7,942,020	$3,625,686	$526,414	$801,773	$836,579
Sales of investment securities*	99,247	1,626,355	1,265,533	7,011,199	3,283,183	347,841	613,900	750,628
Non-U.S. taxes paid on dividend income	180	8,586	2,198	6,322	21,719	2,891	936	3,204
Non-U.S. taxes paid on interest income	—	—	—	—	—	9	—	—
Non-U.S. taxes paid (refunded) on realized gains	—	761	(44)	—	1,413	768	—	—
Non-U.S. taxes provided on unrealized gains as of December 31, 2009	—	5,225	369	—	10,152	3,125	—	174
Dividends from affiliated issuers	—	—	3,429	8,133	—	—	—	1,465
Net realized loss from affiliated issuers	—	(93,088)	(34,695)	(93,568)	—	—	—	—
See end of table for footnote.
American Funds Insurance Series

(dollars in thousands)

		International					U.S. Government/
	Growth-	Growth	Asset			High-	AAA-Rated	Cash
	Income	and Income	Allocation	Bond	Global Bond	Income Bond	Securities	Management
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Purchases of investment securities*	$5,842,524	$97,226	$3,759,252	$6,198,226	$1,010,436	$952,066	$1,528,087	$7,239,454
Sales of investment securities*	4,349,124	11,324	2,977,418	5,842,057	693,492	540,848	1,403,470	7,669,434
Non-U.S. taxes paid on dividend income	7,982	195	1,034	—	—	—	—	—
Non-U.S. taxes (refunded) paid on interest income	—	—	—	(28)	59	—	—	—

*	Excludes short-term securities, except for Cash Management Fund, and U.S. government obligations, if any.
6. Disclosure of fair value measurements
The funds classify their assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the funds’ determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
The following tables present the funds’ valuation levels as of December 31, 2009, and reconcile the valuation of the funds’ Level 3 investment securities and related transactions, if any, during the year ended December 31, 2009 (dollars in thousands):
Global Discovery Fund

Level classification	Level 1	Level 2		Level 3	Total

Investment securities:
Common stocks:
Software & services	$34,902	$3,072	*	—	$37,974
Diversified financials	10,574	11,536	*	—	22,110
Technology hardware & equipment	17,349	3,870	*	—	21,219
Pharmaceuticals, biotechnology & life sciences	14,383	3,811	*	—	18,194
Banks	8,998	5,554	*	—	14,552
Health care equipment & services	10,297	1,217	*	—	11,514
Commercial & professional services	3,481	7,033	*	—	10,514
Media	7,422	2,906	*	—	10,328
Transportation	7,318	2,826	*	—	10,144
Energy	9,095	—		—	9,095
Utilities	—	8,258	*	—	8,258
Insurance	3,042	4,979	*	—	8,021
Retailing	6,458	—		—	6,458
Consumer services	1,291	2,353	*	—	3,644
Telecommunication services	1,415	2,084	*	—	3,499
Other	3,960	722	*	—	4,682
Miscellaneous	9,509	994	*	—	10,503
Convertible securities	33	781		—	814
Short-term securities	—	11,000		—	11,000

Total	$149,527	$72,996		—	$222,523

	Beginning			Net transfers	Ending
	value	Net	Net unrealized	out of	value
Level 3 reconciliation	at 1/1/2009	purchases	depreciation†	Level 3	at 12/31/2009

Investment securities	$—	$1,900	$(643)	$(1,257)	$—

*	Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $61,215,000 of investment securities were classified as Level 2 instead of Level 1.

†	Net unrealized depreciation is included in the related amounts on investments in the statement of operations.
American Funds Insurance Series

Global Growth Fund

Level classification	Level 1	Level 2		Level 3	Total

Investment securities:
Common stocks:
Information technology	$542,127	$228,241	*	$—	$770,368
Health care	245,648	365,030	*	—	610,678
Consumer staples	128,512	477,536	*	—	606,048
Financials	140,969	456,548	*	4,622	602,139
Consumer discretionary	253,359	226,489	*	1,058	480,906
Telecommunication services	95,815	302,080	*	—	397,895
Industrials	227,273	132,985	*	—	360,258
Energy	180,764	169,000	*	—	349,764
Materials	162,615	114,611	*	—	277,226
Utilities	—	135,391	*	—	135,391
Miscellaneous	48,897	117,461	*	—	166,358
Preferred stocks	—	7,738		—	7,738
Convertible securities	—	—		8,828	8,828
Short-term securities	—	360,363		—	360,363

Total	$2,025,979	$3,093,473		$14,508	$5,133,960

	Beginning	Net	Net		Net transfers	Ending
	value	purchases	realized	Net unrealized	out of	value
Level 3 reconciliation	at 1/1/2009	and sales	loss†	appreciation†	Level 3	at 12/31/2009

Investment securities	$23,544	$5,698	$(3,648)	$4,459	$(15,545)	$14,508

Net unrealized appreciation during the period on Level 3 investment securities held at December 31, 2009 (dollars in thousands)†:						$4,095

*	Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $2,707,415,000 of investment securities were classified as Level 2 instead of Level 1.

†	Net realized loss and unrealized appreciation are included in the related amounts on investments in the statement of operations.
Global Small Capitalization Fund

Level classification	Level 1	Level 2		Level 3	Total

Investment securities:
Common stocks:
Consumer discretionary	$176,292	$425,823	*	$55	$602,170
Information technology	197,872	294,494	*	149	492,515
Industrials	164,370	261,948	*	—	426,318
Health care	260,291	98,889	*	—	359,180
Materials	114,577	241,731	*	55	356,363
Financials	146,671	116,719	*	10,212	273,602
Energy	79,187	87,180	*	2,007	168,374
Consumer staples	48,572	68,799	*	—	117,371
Utilities	—	115,844	*	—	115,844
Telecommunication services	11,426	29,307	*	—	40,733
Miscellaneous	83,755	77,620	*	951	162,326
Rights & warrants	679	42		1,017	1,738
Convertible securities	—	3,651		10,540	14,191
Bonds, notes & other debt instruments	—	11,984		—	11,984
Short-term securities	—	137,751		—	137,751

Total	$1,283,692	$1,971,782		$24,986	$3,280,460

	Beginning	Net	Net		Net transfers	Ending
	value	purchases	realized	Net unrealized	into	value
Level 3 reconciliation	at 1/1/2009	and sales	gain†	depreciation†	Level 3	at 12/31/2009

Investment securities	$13,661	$(1,325)	$16,099	$(3,596)	$147	$24,986

Net unrealized appreciation during the period on Level 3 investment securities held at December 31, 2009 (dollars in thousands)†:						$3,834

*	Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $1,812,473,000 of investment securities were classified as Level 2 instead of Level 1.

†	Net realized gain and unrealized appreciation (depreciation) are included in the related amounts on investments in the statement of operations.
American Funds Insurance Series

Growth Fund

Level classification	Level 1	Level 2		Level 3	Total

Investment securities:
Common stocks:
Information technology	$4,763,780	$165,324	*	$—	$4,929,104
Energy	3,094,021	87,096	*	—	3,181,117
Health care	2,837,798	305,592	*	—	3,143,390
Financials	2,900,507	138,429	*	—	3,038,936
Materials	1,963,170	676,503	*	—	2,639,673
Consumer discretionary	2,562,159	76,213	*	—	2,638,372
Industrials	1,946,447	83,269	*	—	2,029,716
Consumer staples	1,041,785	280,060	*	—	1,321,845
Telecommunication services	208,604	231,786	*	—	440,390
Utilities	302,399	—		18,997	321,396
Miscellaneous	126,766	209,753	*	—	336,519
Convertible securities	11,550	—		—	11,550
Short-term securities	—	995,096		—	995,096

Total	$21,758,986	$3,249,121		$18,997	$25,027,104

	Beginning		Net		Net transfers	Ending
	value	Net	realized	Net unrealized	out of	value
Level 3 reconciliation	at 1/1/2009	sales	loss†	appreciation†	Level 3	at 12/31/2009

Investment securities	$37,520	$(1,219)	$(67,186)	$50,674	$(792)	$18,997
Net unrealized depreciation during the period on Level 3 investment securities held at December 31, 2009 (dollars in thousands)†: $(11,081)

*	Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $2,230,667,000 of investment securities were classified as Level 2 instead of Level 1.

†	Net realized loss and unrealized appreciation (depreciation) are included in the related amounts on investments in the statement of operations.
International Fund

Level classification	Level 1	Level 2		Level 3	Total

Investment securities:
Common stocks:
Financials	$231,130	$1,812,737	*	$—	$2,043,867
Health care	164,495	1,045,020	*	—	1,209,515
Consumer discretionary	—	1,166,250	*	5,389	1,171,639
Telecommunication services	243,349	579,210	*	—	822,559
Information technology	91,215	694,482	*	—	785,697
Consumer staples	—	755,540	*	—	755,540
Energy	70,193	654,720	*	—	724,913
Materials	11,118	629,065	*	—	640,183
Industrials	88,812	508,560	*	—	597,372
Utilities	—	168,402	*	—	168,402
Miscellaneous	20,547	116,511	*	—	137,058
Preferred stocks	—	10,537		—	10,537
Bonds, notes & other debt instruments	—	10,082		—	10,082
Short-term securities	—	256,058		—	256,058

Total	$920,859	$8,407,174		$5,389	$9,333,422

	Beginning		Ending
	value	Net unrealized	value
Level 3 reconciliation	at 1/1/2009	depreciation†	at 12/31/2009

Investment securities	$6,923	$(1,534)	$5,389
Net unrealized depreciation during the period on Level 3 investment securities held at December 31, 2009 (dollars in thousands)†: $(1,534)

*	Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $8,130,497,000 of investment securities were classified as Level 2 instead of Level 1.

†	Net unrealized depreciation is included in the related amounts on investments in the statement of operations.
American Funds Insurance Series

New World Fund

Level classification	Level 1	Level 2	Level 3	Total

Investment securities:
Common stocks:
Consumer staples	$63,966	$246,238[1]	—	$310,204
Financials	67,406	187,352[1]	—	254,758
Information technology	80,838	87,224[1]	—	168,062
Industrials	25,598	140,827[1]	—	166,425
Telecommunication services	50,955	99,286[1]	—	150,241
Materials	36,731	107,260[1]	—	143,991
Energy	53,066	69,321[1]	—	122,387
Consumer discretionary	24,413	93,631[1]	—	118,044
Miscellaneous	41,178	56,015[1]	—	97,193
Health care	21,212	71,523[1]	—	92,735
Utilities	14,054	22,332[1]	—	36,386
Rights & warrants	87	—	—	87
Bonds, notes & other debt instruments:
Bonds & notes of governments outside the U.S.	—	170,205	—	170,205
Corporate bonds & notes	—	14,909	—	14,909
Short-term securities	—	146,559	—	146,559

Total	$479,504	$1,512,682	—	$1,992,186

	Level 1	Level 2	Level 3	Total

Forward currency contracts[2]	—	$26	—	$26

	Beginning		Net		Net transfers	Ending
	value	Net	realized	Net unrealized	out of	value
Level 3 reconciliation	at 1/1/2009	sales	loss[3]	appreciation[3]	Level 3	at 12/31/2009

Investment securities	$5,875	$(5,408)	$(82)	$2,203	$(2,588)	$—

[1]	Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $1,155,714,000 of investment securities were classified as Level 2 instead of Level 1.

[2]	Forward currency contracts are not included in the investment portfolio.

[3]	Net realized loss and unrealized appreciation are included in the related amounts on investments in the statement of operations.
Blue Chip Income and Growth Fund

Level classification	Level 1	Level 2	Level 3	Total

Investment securities:
Common stocks:
Information technology	$810,283	$—	—	$810,283
Industrials	589,961	—	—	589,961
Health care	541,168	—	—	541,168
Consumer discretionary	362,497	—	—	362,497
Energy	283,826	—	—	283,826
Financials	274,280	—	—	274,280
Telecommunication services	262,412	—	—	262,412
Consumer staples	189,729	—	—	189,729
Utilities	73,084	—	—	73,084
Materials	20,265	—	—	20,265
Miscellaneous	77,624	—	—	77,624
Convertible securities	12,442	—	—	12,442
Short-term securities	—	275,928	—	275,928

Total	$3,497,571	$275,928	—	$3,773,499

	Beginning			Net transfers	Ending
	value	Net unrealized	Net purchases	out of	value
Level 3 reconciliation	at 1/1/2009	appreciation*	and sales	Level 3	at 12/31/2009

Investment securities	$—	$2,955	$(970)	$(1,985)	$—

*	Net unrealized appreciation is included in the related amounts on investments in the statement of operations.
American Funds Insurance Series

Global Growth and Income Fund

Level classification	Level 1	Level 2		Level 3	Total

Investment securities:
Common stocks:
Financials	$127,532	$224,388	*	$2,580	$354,500
Materials	185,230	52,999	*	—	238,229
Information technology	184,600	50,510	*	—	235,110
Consumer staples	67,069	133,544	*	—	200,613
Industrials	118,958	71,368	*	—	190,326
Telecommunication services	59,103	125,616	*	—	184,719
Health care	65,794	91,631	*	—	157,425
Consumer discretionary	83,069	54,394	*	—	137,463
Energy	60,770	44,815	*	—	105,585
Utilities	24,168	63,486	*	—	87,654
Miscellaneous	13,171	—		—	13,171
Preferred stocks	—	1,928		—	1,928
Convertible securities	—	15,593		209	15,802
Bonds, notes & other debt instruments	—	60,194		—	60,194
Short-term securities	—	132,060		—	132,060

Total	$989,464	$1,122,526		$2,789	$2,114,779

	Beginning		Net	Net	Net transfers	Ending
	value	Net unrealized	purchases	realized	out of	value
Level 3 reconciliation	at 1/1/2009	appreciation†	and sales	loss†	Level 3	at 12/31/2009

Investment securities	$13,351	$13,071	$(2,613)	$(13,528)	$(7,492)	$2,789

*	Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $912,751,000 of investment securities were classified as Level 2 instead of Level 1.

†	Net realized loss and unrealized appreciation are included in the related amounts on investments in the statement of operations.
Growth-Income Fund

Level classification	Level 1	Level 2		Level 3	Total

Investment securities:
Common stocks:
Information technology	$5,660,555	$312,497	*	—	$5,973,052
Industrials	2,956,497	30,201	*	—	2,986,698
Consumer discretionary	2,340,890	202,226	*	—	2,543,116
Health care	2,048,945	143,589	*	—	2,192,534
Energy	1,910,977	155,038	*	—	2,066,015
Financials	1,473,719	402,983	*	—	1,876,702
Consumer staples	1,671,799	—		—	1,671,799
Materials	723,236	352,885	*	—	1,076,121
Telecommunication services	983,899	—		—	983,899
Utilities	440,129	79,805	*	—	519,934
Miscellaneous	463,250	156,021	*	—	619,271
Preferred stocks	—	12,969		—	12,969
Convertible securities	93,916	45,398		—	139,314
Bonds, notes & other debt instruments	—	2,471		—	2,471
Short-term securities	—	1,927,480		—	1,927,480

Total	$20,767,812	$3,823,563		—	$24,591,375

	Beginning			Net transfers	Ending
	value	Net unrealized	Net purchases	out of	value
Level 3 reconciliation	at 1/1/2009	appreciation†	and sales	Level 3	at 12/31/2009

Investment securities	$—	$75,810	$(17,019)	$(58,791)	$—

*	Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $1,833,361,000 of investment securities were classified as Level 2 instead of Level 1.

†	Net unrealized appreciation is included in the related amounts on investments in the statement of operations.
American Funds Insurance Series

International Growth and Income Fund

Level classification	Level 1	Level 2		Level 3	Total

Investment securities:
Common stocks:
Financials	$923	$28,279	*	—	$29,202
Information technology	2,359	10,336	*	—	12,695
Materials	—	11,576	*	—	11,576
Telecommunication services	3,578	7,493	*	—	11,071
Health care	613	10,010	*	—	10,623
Consumer staples	3,218	7,275	*	—	10,493
Consumer discretionary	—	9,419	*	—	9,419
Industrials	393	8,240	*	—	8,633
Utilities	—	6,868	*	—	6,868
Energy	—	2,797	*	—	2,797
Miscellaneous	—	323	*	—	323
Preferred stocks	—	452		—	452
Convertible securities	—	166		—	166
Bonds, notes & other debt instruments	—	2,077		—	2,077
Short-term securities	—	9,199		—	9,199

Total	$11,084	$114,510		—	$125,594

*	Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $102,532,000 of investment securities were classified as Level 2 instead of Level 1.
Asset Allocation Fund

Level classification	Level 1	Level 2		Level 3	Total

Investment securities:
Common stocks:
Information technology	$1,478,208	$—		$—	$1,478,208
Health care	988,868	33,985	*	—	1,022,853
Materials	509,075	256,944	*	—	766,019
Financials	738,616	—		—	738,616
Industrials	651,157	23,846	*	—	675,003
Energy	659,696	—		—	659,696
Consumer discretionary	586,333	25,225	*	1	611,559
Consumer staples	319,864	5,422	*	—	325,286
Utilities	190,675	—		—	190,675
Telecommunication services	87,197	46,483	*	—	133,680
Miscellaneous	128,759	104,899	*	—	233,658
Preferred stocks	—	7,568		—	7,568
Bonds, notes & other debt instruments:
Bonds & notes of U.S. government & government agencies	—	864,051		—	864,051
Corporate bonds & notes	—	858,442		—	858,442
Mortgage-backed obligations	—	497,631		635	498,266
Other	—	31,235		—	31,235
Short-term securities	—	671,249		—	671,249

Total	$6,338,448	$3,426,980		$636	$9,766,064

	Beginning		Net		Net transfers	Ending
	value	Net purchases	realized	Net unrealized	out of	value
Level 3 reconciliation	at 1/1/2009	and sales	loss†	appreciation†	Level 3	at 12/31/2009

Investment securities	$38,000	$(28,132)	$(5,012)	$4,170	$(8,390)	$636
Net unrealized appreciation during the period on Level 3 investment securities held at December 31, 2009 (dollars in thousands)†: $149

*	Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $496,228,000 of investment securities were classified as Level 2 instead of Level 1.

†	Net realized loss and unrealized appreciation are included in the related amounts on investments in the statement of operations.
American Funds Insurance Series

Bond Fund

Level classification	Level 1	Level 2	Level 3	Total

Investment securities:
Bonds, notes & other debt instruments:
Bonds & notes of U.S. government & government agencies	$—	$2,637,516	$—	$2,637,516
Corporate bonds & notes	—	2,433,433	—	2,433,433
Mortgage-backed obligations	—	1,702,980	901	1,703,881
Bonds & notes of governments & government agencies outside the U.S.	—	806,584	—	806,584
Other	—	51,604	—	51,604
Preferred stocks	5,413	80,371	—	85,784
Common stocks	6,594	—	4	6,598
Short-term securities	—	978,597	—	978,597

Total	$12,007	$8,691,085	$905	$8,703,997

	Level 1	Level 2	Level 3	Total

Forward currency contracts*	—	$9,100	—	$9,100

	Beginning		Net		Net transfers	Ending
	value	Net	realized	Net unrealized	out of	value
Level 3 reconciliation	at 1/1/2009	sales	loss†	appreciation†	Level 3	at 12/31/2009

Investment securities	$41,491	$(8,476)	$(781)	$860	$(32,189)	$905

Net unrealized appreciation during the period on Level 3 investment securities held at December 31, 2009 (dollars in thousands)†:						$211

*	Forward currency contracts are not included in the investment portfolio.

†	Net realized loss and unrealized appreciation are included in the related amounts on investments in the statement of operations.
Global Bond Fund

Level classification	Level 1	Level 2	Level 3	Total

Investment securities:
Bonds, notes & other debt instruments:
Euros	$—	$363,589	$—	$363,589
Japanese yen	—	79,677	—	79,677
Polish zloty	—	42,353	—	42,353
South Korean won	—	39,006	—	39,006
Australian dollars	—	32,734	—	32,734
Mexican pesos	—	27,986	—	27,986
Danish kroner	—	27,754	—	27,754
British pounds	—	24,607	—	24,607
Swedish kronor	—	16,243	—	16,243
U.S. dollars	—	560,076	309	560,385
Other currencies	—	60,546	—	60,546
Preferred stocks	168	8,263	—	8,431
Short-term securities	—	81,047	—	81,047

Total	$168	$1,363,881	$309	$1,364,358

	Level 1	Level 2	Level 3	Total

Forward currency contracts*	—	$(1,924)	—	$(1,924)

	Beginning		Net		Net transfers	Ending
	value	Net purchases	realized	Net unrealized	out of	value
Level 3 reconciliation	at 1/1/2009	and sales	loss†	appreciation†	Level 3	at 12/31/2009

Investment securities	$2,337	$(1,143)	$(97)	$171	$(959)	$309

Net unrealized appreciation during the period on Level 3 investment securities held at December 31, 2009 (dollars in thousands)†:						$72

*	Forward currency contracts are not included in the investment portfolio.

†	Net realized loss and unrealized appreciation are included in the related amounts on investments in the statement of operations.
American Funds Insurance Series

High-Income Bond Fund

Level classification	Level 1	Level 2	Level 3	Total

Investment securities:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$1,459,188	$1,507	$1,460,695
Mortgage-backed obligations	—	19,054	—	19,054
Bonds & notes of governments outside the U.S.	—	5,236	—	5,236
Bonds & notes of U.S. government	—	4,332	—	4,332
Convertible securities	—	10,975	—	10,975
Preferred stocks	639	33,067	3,980	37,686
Common stocks	23,721	135	17	23,873
Rights & warrants	26	—	—	26
Short-term securities	—	122,656	—	122,656

Total	$24,386	$1,654,643	$5,504	$1,684,533

	Level 1	Level 2	Level 3	Total

Forward currency contracts*	—	$1	—	$1

	Beginning		Net		Net transfers	Ending
	value	Net purchases	realized	Net unrealized	out of	value
Level 3 reconciliation	at 1/1/2009	and sales	gain†	depreciation†	Level 3	at 12/31/2009

Investment securities	$26,064	$(10,523)	$10,005	$(3,322)	$(16,720)	$5,504

Net unrealized appreciation during the period on Level 3 investment securities held at December 31, 2009 (dollars in thousands)†:						$2,983

*	Forward currency contracts are not included in the investment portfolio.

†	Net realized gain and unrealized appreciation (depreciation) are included in the related amounts on investments in the statement of operations.
U.S. Government/AAA-Rated Securities Fund

Level classification	Level 1	Level 2	Level 3	Total

Investment securities:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	$1,023,641	$239	$1,023,880
U.S. Treasury bonds & notes	—	1,016,693	—	1,016,693
Federal agency bonds & notes	—	268,113	—	268,113
Asset-backed obligations	—	41,372	1,283	42,655
Bonds & notes of government agencies outside the U.S.	—	10,036	—	10,036
Other	—	666	—	666
Short-term securities	—	327,280	—	327,280

Total	—	$2,687,801	$1,522	$2,689,323

	Beginning			Net transfers	Ending
	value	Net purchases	Net unrealized	out of	value
Level 3 reconciliation	at 1/1/2009	and sales	depreciation*	Level 3	at 12/31/2009

Investment securities	$9,588	$(582)	$(320)	$(7,164)	$1,522

Net unrealized depreciation during the period on Level 3 investment securities held at December 31, 2009 (dollars in thousands)*:					$(446)

*	Net unrealized depreciation is included in the related amounts on investments in the statement of operations.
Cash Management Fund
At December 31, 2009, all of the fund’s investment securities were classified as Level 2.
American Funds Insurance Series

7. Forward currency contracts
The funds may enter into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The funds enter into these contracts to manage their exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the funds value forward currency contracts based on the applicable exchange rate and record unrealized appreciation or depreciation for open forward currency contracts in the statement of assets and liabilities. The funds record realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their expiration date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations. As of December 31, 2009, Asset Allocation Fund did not have any open forward currency contracts. As of December 31, 2009, New World Fund, Bond Fund, Global Bond Fund and High-Income Bond Fund had open forward currency contracts to purchase or sell currencies as follows:

					(amounts in thousands)
					Unrealized
					appreciation
		Contract amount			(depreciation) at
	Settlement date	Receive	Deliver		December 31, 2009

New World Fund
Sales:
Polish zloty	1/6/2010	$898	PLN	2,500	$26

Bond Fund
Sales:
Australian dollars	1/11/2010	$22,871	A$	25,050	$388
Australian dollars	1/21/2010	$23,400	A$	25,325	695
Danish kroner	1/14/2010	$24,423	DKr	120,925	1,143
Euros	1/13/2010	$10,825		€6,880	450
Euros	1/14/2010	$9,167		€6,095	435
Euros	1/14/2010	$3,384		€2,250	161
Euros	1/15/2010	$66,565		€44,855	2,304
Euros	1/15/2010	$26,160		€17,630	902
Euros	1/21/2010	$23,035		€15,265	1,166
Euros	1/21/2010	$11,638		€7,715	585
Euros	1/27/2010	$3,332		€2,267	85
Euros	2/8/2010	$16,948		€11,235	853
Swedish kronor	1/14/2010	€5,182	SKr	53,590	(67)

					$9,100

American Funds Insurance Series

(amounts in thousands)

						Unrealized
						(depreciation)
		Contract amount				appreciation at
	Settlement date	Receive		Deliver		December 31, 2009

Global Bond Fund
Purchases:
Euros	1/15/2010		€5,299		$8,000	$(408)
Euros	1/29/2010		€2,257		$3,250	(17)
Euros	2/18/2010		€2,720		$4,000	(103)
Japanese yen	1/12/2010		¥1,053,065		$11,902	(589)
Japanese yen	1/13/2010		¥66,308		$749	(37)
Japanese yen	1/14/2010		¥1,510,950		$17,447	(1,080)
Japanese yen	1/28/2010		¥1,827,640		$20,000	(364)
Japanese yen	1/28/2010		¥680,000		$7,671	(365)
Japanese yen	1/29/2010		¥1,300,000		$14,815	(848)
Japanese yen	2/8/2010		¥364,913		$4,137	(217)
Singapore dollars	1/14/2010	S $	5,522		$4,000	(73)
Singapore dollars	2/18/2010	S $	5,557		$4,000	(49)

						$(4,150)

Sales:
Australian dollars	2/4/2010		$2,435	A $	2,670	$45
British pounds	1/7/2010		$4,601		£2,790	88
British pounds	2/9/2010		$485		£300	— *
Euros	1/7/2010		$3,780		€2,545	134
Euros	1/11/2010		$22,185		€15,071	593
Euros	1/13/2010		£4,286		€4,750	127
Euros	1/13/2010		$3,810		€2,565	135
Euros	1/14/2010		$2,880		€1,915	137
Euros	1/15/2010		$2,597		€1,750	90
Euros	1/21/2010		$3,899		€2,585	196
Euros	1/21/2010		$3,869		€2,565	195
Euros	2/4/2010		$13,407		€9,155	292
Euros	2/8/2010		$3,824		€2,535	192
Euros	2/9/2010		$1,722		€1,200	3
Swedish kronor	1/14/2010		€1,523	SKr	15,750	(20)
Swedish kronor	1/15/2010		$1,164	SKr8,190		19

						$2,226

Forward currency contracts — net						$(1,924)

High-Income Bond Fund
Sales:
British pounds	2/9/2010		$808		£500	$(1)
Euros	2/9/2010		$1,076		€750	2

						$1

*	Amount less than one thousand.
8. Subsequent events
As of February 9, 2010, the date the financial statements were available to be issued, no subsequent events or transactions had occurred on any of the funds that would have materially impacted the financial statements as presented.
American Funds Insurance Series

Financial highlights1

		Income (loss) from
		investment operations[2]
			Net gains		Dividends and distributions						Ratio of	Ratio of	Ratio of
	Net asset		(losses) on		Dividends		Total				expenses to	expenses to	net income
	value,	Net	securities (both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net	average net	to average
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before	assets after	net
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return[3]	(in millions)	waiver	waiver[3]	assets[3]

Global Discovery Fund

Class 1
12/31/09	$7.45	$.05	$3.78	$3.83	$(.08)	$—	$(.08)	$11.20	51.49%	$31	.61%	.61%	.59%
12/31/08	14.09	.15	(6.37)	(6.22)	(.12)	(.30)	(.42)	7.45	(45.02)	18	.60	.55	1.33
12/31/07	13.05	.17	2.07	2.24	(.16)	(1.04)	(1.20)	14.09	17.55	35	.60	.54	1.25
12/31/06	11.63	.15	1.89	2.04	(.13)	(.49)	(.62)	13.05	17.66	28	.62	.56	1.19
12/31/05	10.79	.14	1.05	1.19	(.11)	(.24)	(.35)	11.63	11.07	22	.61	.56	1.27
Class 2
12/31/09	7.43	.03	3.74	3.77	(.05)	—	(.05)	11.15	50.91	192	.86	.86	.36
12/31/08	14.02	.12	(6.32)	(6.20)	(.09)	(.30)	(.39)	7.43	(45.09)	131	.85	.80	1.08
12/31/07	13.00	.14	2.05	2.19	(.13)	(1.04)	(1.17)	14.02	17.22	240	.85	.79	.98
12/31/06	11.59	.11	1.89	2.00	(.10)	(.49)	(.59)	13.00	17.41	151	.87	.81	.94
12/31/05	10.76	.11	1.05	1.16	(.09)	(.24)	(.33)	11.59	10.80	89	.86	.81	1.04

Global Growth Fund

Class 1
12/31/09	$13.96	$.26	$5.67	$5.93	$(.28)	$—	$(.28)	$19.61	42.58%	$1,037	.56%	.56%	1.59%
12/31/08	25.15	.47	(9.50)	(9.03)	(.41)	(1.75)	(2.16)	13.96	(38.23)	675	.55	.50	2.37
12/31/07	23.44	.51	2.98	3.49	(.76)	(1.02)	(1.78)	25.15	15.16	684	.55	.50	2.06
12/31/06	19.63	.41	3.62	4.03	(.22)	—	(.22)	23.44	20.73	278	.58	.53	1.95
12/31/05	17.31	.28	2.19	2.47	(.15)	—	(.15)	19.63	14.37	206	.62	.57	1.56
Class 2
12/31/09	13.88	.22	5.64	5.86	(.24)	—	(.24)	19.50	42.30	4,100	.82	.82	1.36
12/31/08	25.00	.42	(9.43)	(9.01)	(.36)	(1.75)	(2.11)	13.88	(38.39)	3,198	.80	.75	2.12
12/31/07	23.29	.45	2.95	3.40	(.67)	(1.02)	(1.69)	25.00	14.85	5,180	.80	.75	1.84
12/31/06	19.52	.36	3.59	3.95	(.18)	—	(.18)	23.29	20.43	4,015	.83	.78	1.71
12/31/05	17.23	.23	2.18	2.41	(.12)	—	(.12)	19.52	14.07	2,617	.87	.82	1.30

Global Small Capitalization Fund

Class 1
12/31/09	$11.18	$.09	$6.80	$6.89	$(.07)	$—	$(.07)	$18.00	61.63%	$604	.76%	.76%	.61%
12/31/08	27.20	.19	(13.33)	(13.14)	—	(2.88)	(2.88)	11.18	(53.39)	306	.74	.67	1.01
12/31/07	24.87	.12	5.27	5.39	(.90)	(2.16)	(3.06)	27.20	21.73	369	.73	.66	.45
12/31/06	21.29	.19	4.74	4.93	(.14)	(1.21)	(1.35)	24.87	24.35	247	.77	.69	.82
12/31/05	17.14	.13	4.23	4.36	(.21)	—	(.21)	21.29	25.66	231	.79	.73	.72
Class 2
12/31/09	11.03	.05	6.70	6.75	(.04)	—	(.04)	17.74	61.30	2,678	1.01	1.01	.36
12/31/08	26.95	.14	(13.18)	(13.04)	—	(2.88)	(2.88)	11.03	(53.52)	1,748	.99	.92	.70
12/31/07	24.64	.05	5.22	5.27	(.80)	(2.16)	(2.96)	26.95	21.43	3,975	.98	.91	.20
12/31/06	21.12	.14	4.70	4.84	(.11)	(1.21)	(1.32)	24.64	24.05	2,927	1.02	.94	.61
12/31/05	17.02	.09	4.19	4.28	(.18)	—	(.18)	21.12	25.35	1,977	1.04	.97	.49
See end of table for footnotes.
American Funds Insurance Series

		Income (loss) from
		investment operations[2]
			Net gains		Dividends and distributions						Ratio of	Ratio of	Ratio of
	Net asset		(losses) on		Dividends		Total				expenses to	expenses to	net income
	value,	Net	securities (both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net	average net	to average
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before	assets after	net
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return[3]	(in millions)	waiver	waiver[3]	assets[3]

Growth Fund

Class 1
12/31/09	$33.51	$.35	$12.94	$13.29	$(.35)	$—	$(.35)	$46.45	39.74%	$6,565	.35%	.35%	.91%
12/31/08	67.22	.63	(27.52)	(26.89)	(.56)	(6.26)	(6.82)	33.51	(43.83)	4,768	.33	.30	1.23
12/31/07	64.51	.68	7.44	8.12	(.68)	(4.73)	(5.41)	67.22	12.64	5,051	.33	.30	1.00
12/31/06	59.36	.70	5.46	6.16	(.63)	(.38)	(1.01)	64.51	10.48	3,503	.34	.31	1.14
12/31/05	51.39	.46	8.00	8.46	(.49)	—	(.49)	59.36	16.50	3,709	.35	.32	.87
Class 2
12/31/09	33.27	.25	12.84	13.09	(.26)	—	(.26)	46.10	39.41	18,201	.60	.60	.66
12/31/08	66.72	.50	(27.27)	(26.77)	(.42)	(6.26)	(6.68)	33.27	(43.97)	13,383	.58	.55	.95
12/31/07	64.08	.50	7.39	7.89	(.52)	(4.73)	(5.25)	66.72	12.35	25,359	.58	.55	.74
12/31/06	58.98	.54	5.43	5.97	(.49)	(.38)	(.87)	64.08	10.22	23,122	.59	.56	.89
12/31/05	51.10	.34	7.92	8.26	(.38)	—	(.38)	58.98	16.19	18,343	.60	.57	.64
Class 3
12/31/09	33.54	.28	12.95	13.23	(.28)	—	(.28)	46.49	39.51	230	.53	.53	.72
12/31/08	67.21	.54	(27.50)	(26.96)	(.45)	(6.26)	(6.71)	33.54	(43.93)	198	.51	.48	1.02
12/31/07	64.50	.55	7.45	8.00	(.56)	(4.73)	(5.29)	67.21	12.44	425	.51	.48	.81
12/31/06	59.34	.59	5.46	6.05	(.51)	(.38)	(.89)	64.50	10.29	451	.52	.49	.95
12/31/05	51.38	.37	7.98	8.35	(.39)	—	(.39)	59.34	16.28	499	.53	.50	.69

International Fund

Class 1
12/31/09	$12.22	$.24	$5.04	$5.28	$(.25)	$(.08)	$(.33)	$17.17	43.50%	$2,851	.54%	.54%	1.70%
12/31/08	24.81	.43	(9.88)	(9.45)	(.40)	(2.74)	(3.14)	12.22	(42.01)	1,864	.52	.48	2.42
12/31/07	22.01	.43	3.95	4.38	(.41)	(1.17)	(1.58)	24.81	20.30	1,708	.52	.47	1.82
12/31/06	18.96	.41	3.21	3.62	(.38)	(.19)	(.57)	22.01	19.33	1,648	.54	.49	1.99
12/31/05	15.82	.32	3.11	3.43	(.29)	—	(.29)	18.96	21.75	1,599	.57	.52	1.92
Class 2
12/31/09	12.19	.21	5.01	5.22	(.22)	(.08)	(.30)	17.11	43.07	6,411	.79	.79	1.48
12/31/08	24.72	.41	(9.85)	(9.44)	(.35)	(2.74)	(3.09)	12.19	(42.12)	4,901	.77	.72	2.16
12/31/07	21.94	.36	3.94	4.30	(.35)	(1.17)	(1.52)	24.72	20.02	9,719	.77	.72	1.55
12/31/06	18.92	.35	3.20	3.55	(.34)	(.19)	(.53)	21.94	18.98	7,260	.79	.74	1.72
12/31/05	15.79	.28	3.11	3.39	(.26)	—	(.26)	18.92	21.50	4,790	.82	.77	1.64
Class 3
12/31/09	12.23	.22	5.04	5.26	(.23)	(.08)	(.31)	17.18	43.25	68	.72	.72	1.54
12/31/08	24.80	.43	(9.90)	(9.47)	(.36)	(2.74)	(3.10)	12.23	(42.10)	57	.70	.65	2.25
12/31/07	22.00	.39	3.94	4.33	(.36)	(1.17)	(1.53)	24.80	20.10	123	.70	.65	1.64
12/31/06	18.96	.37	3.20	3.57	(.34)	(.19)	(.53)	22.00	19.07	120	.72	.67	1.81
12/31/05	15.82	.29	3.11	3.40	(.26)	—	(.26)	18.96	21.54	116	.75	.70	1.74

New World Fund

Class 1
12/31/09	$13.57	$.34	$6.42	$6.76	$(.29)	$—	$(.29)	$20.04	49.95%	$500	.82%	.82%	2.02%
12/31/08	25.88	.43	(10.68)	(10.25)	(.36)	(1.70)	(2.06)	13.57	(42.20)	253	.81	.73	2.18
12/31/07	21.56	.46	6.25	6.71	(.83)	(1.56)	(2.39)	25.88	32.53	261	.82	.74	1.92
12/31/06	16.67	.41	4.95	5.36	(.32)	(.15)	(.47)	21.56	32.88	126	.88	.80	2.19
12/31/05	13.96	.33	2.58	2.91	(.20)	—	(.20)	16.67	21.10	88	.92	.85	2.22
Class 2
12/31/09	13.47	.29	6.38	6.67	(.25)	—	(.25)	19.89	49.65	1,492	1.07	1.07	1.78
12/31/08	25.69	.40	(10.62)	(10.22)	(.30)	(1.70)	(2.00)	13.47	(42.37)	1,044	1.06	.98	1.94
12/31/07	21.40	.40	6.20	6.60	(.75)	(1.56)	(2.31)	25.69	32.21	1,875	1.07	.99	1.69
12/31/06	16.56	.36	4.92	5.28	(.29)	(.15)	(.44)	21.40	32.59	1,175	1.13	1.05	1.93
12/31/05	13.89	.29	2.56	2.85	(.18)	—	(.18)	16.56	20.74	677	1.17	1.10	1.97
American Funds Insurance Series

		Income (loss) from
		investment operations[2]
			Net gains		Dividends and distributions						Ratio of	Ratio of	Ratio of
	Net asset		(losses) on		Dividends		Total				expenses to	expenses to	net income
	value,	Net	securities (both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net	average net	to average
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before	assets after	net
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return[3]	(in millions)	waiver	waiver[3]	assets[3]
Blue Chip Income and Growth Fund

Class 1
12/31/09	$6.67	$.16	$1.71	$1.87	$(.17)	$—	$(.17)	$8.37	28.18%	$408	.44%	.44%	2.26%
12/31/08	11.53	.22	(4.22)	(4.00)	(.21)	(.65)	(.86)	6.67	(36.30)	220	.43	.39	2.48
12/31/07	11.97	.24	.07	.31	(.36)	(.39)	(.75)	11.53	2.25	143	.42	.38	1.95
12/31/06	10.91	.20	1.63	1.83	(.16)	(.61)	(.77)	11.97	17.73	159	.43	.39	1.75
12/31/05	10.26	.18	.59	.77	(.12)	—	(.12)	10.91	7.57	135	.45	.41	1.73
Class 2
12/31/09	6.62	.14	1.70	1.84	(.15)	—	(.15)	8.31	27.97	3,344	.69	.69	2.06
12/31/08	11.45	.19	(4.18)	(3.99)	(.19)	(.65)	(.84)	6.62	(36.50)	2,602	.68	.64	2.10
12/31/07	11.87	.21	.07	.28	(.31)	(.39)	(.70)	11.45	2.03	4,274	.67	.63	1.70
12/31/06	10.83	.17	1.61	1.78	(.13)	(.61)	(.74)	11.87	17.42	3,937	.68	.64	1.50
12/31/05	10.20	.15	.58	.73	(.10)	—	(.10)	10.83	7.24	3,029	.70	.66	1.48

Global Growth and Income Fund

Class 1
12/31/09	$6.68	$.20	$2.47	$2.67	$(.21)	$—	$(.21)	$9.14	40.11%	$160	.63%	.63%	2.63%
12/31/08	11.78	.28	(5.09)	(4.81)	(.22)	(.07)	(.29)	6.68	(41.06)	95	.62	.56	3.00
12/31/07	10.98	.28	1.14	1.42	(.22)	(.40)	(.62)	11.78	13.04	79	.71	.58	2.37
12/31/06[4]	10.00	.14	.91	1.05	(.07)	—	(.07)	10.98	10.49	45	.72 [5]	.65 [5]	2.10 [5]
Class 2
12/31/09	6.67	.18	2.46	2.64	(.19)	—	(.19)	9.12	39.72	1,951	.88	.88	2.42
12/31/08	11.75	.26	(5.07)	(4.81)	(.20)	(.07)	(.27)	6.67	(41.17)	1,529	.86	.81	2.73
12/31/07	10.97	.25	1.13	1.38	(.20)	(.40)	(.60)	11.75	12.67	1,997	.96	.83	2.11
12/31/06[4]	10.00	.11	.92	1.03	(.06)	—	(.06)	10.97	10.30	638	.97 [5]	.90 [5]	1.64 [5]

Growth-Income Fund

Class 1
12/31/09	$24.25	$.49	$7.13	$7.62	$(.50)	$—	$(.50)	$31.37	31.54%	$8,142	.29%	.29%	1.83%
12/31/08	42.52	.69	(15.91)	(15.22)	(.69)	(2.36)	(3.05)	24.25	(37.68)	5,034	.28	.25	2.03
12/31/07	42.43	.80	1.51	2.31	(.77)	(1.45)	(2.22)	42.52	5.32	5,618	.27	.25	1.82
12/31/06	38.31	.77	5.03	5.80	(.72)	(.96)	(1.68)	42.43	15.51	3,759	.28	.25	1.92
12/31/05	36.81	.62	1.61	2.23	(.58)	(.15)	(.73)	38.31	6.08	3,825	.29	.27	1.68
Class 2
12/31/09	24.11	.42	7.09	7.51	(.44)	—	(.44)	31.18	31.24	16,220	.54	.54	1.60
12/31/08	42.26	.60	(15.80)	(15.20)	(.59)	(2.36)	(2.95)	24.11	(37.85)	13,046	.53	.50	1.75
12/31/07	42.19	.68	1.50	2.18	(.66)	(1.45)	(2.11)	42.26	5.04	23,243	.52	.50	1.57
12/31/06	38.12	.67	4.99	5.66	(.63)	(.96)	(1.59)	42.19	15.20	22,688	.53	.50	1.67
12/31/05	36.64	.53	1.60	2.13	(.50)	(.15)	(.65)	38.12	5.83	17,608	.54	.52	1.44
Class 3
12/31/09	24.27	.45	7.12	7.57	(.45)	—	(.45)	31.39	31.30	225	.47	.47	1.68
12/31/08	42.51	.64	(15.90)	(15.26)	(.62)	(2.36)	(2.98)	24.27	(37.78)	205	.46	.43	1.83
12/31/07	42.42	.73	1.50	2.23	(.69)	(1.45)	(2.14)	42.51	5.12	405	.45	.43	1.64
12/31/06	38.31	.70	5.01	5.71	(.64)	(.96)	(1.60)	42.42	15.30	458	.46	.43	1.74
12/31/05	36.80	.56	1.61	2.17	(.51)	(.15)	(.66)	38.31	5.88	471	.47	.45	1.50

International Growth and Income Fund

Class 1
12/31/09	$10.92	$.36	$4.04	$4.40	$(.19)	$(.21)	$(.40)	$14.92	40.38%	$28	.74%	.74%	2.74%
12/31/08[6]	10.00	.01	.92	.93	(.01)	—	(.01)	10.92	9.28	12	.09	.08	.14
Class 2
12/31/09	10.92	.26	4.10	4.36	(.17)	(.21)	(.38)	14.90	40.04	99	.99	.99	1.89
12/31/08[6]	10.00	.01	.92	.93	(.01)	—	(.01)	10.92	9.27	4	.11	.11	.05
See end of table for footnotes.
American Funds Insurance Series

		Income (loss) from
		investment operations[2]
			Net gains		Dividends and distributions						Ratio of	Ratio of	Ratio of
	Net asset		(losses) on		Dividends		Total				expenses to	expenses to	net income
	value,	Net	securities (both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net	average net	to average
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before	assets after	net
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return[3]	(in millions)	waiver	waiver[3]	assets[3]
Asset Allocation Fund

Class 1
12/31/09	$12.16	$.35	$2.59	$2.94	$(.35)	$—	$(.35)	$14.75	24.27%	$4,151	.32%	.32%	2.65%
12/31/08	18.51	.47	(5.70)	(5.23)	(.45)	(.67)	(1.12)	12.16	(29.30)	2,243	.32	.29	2.98
12/31/07	18.34	.51	.75	1.26	(.45)	(.64)	(1.09)	18.51	6.82	1,927	.32	.29	2.69
12/31/06	16.56	.47	1.97	2.44	(.43)	(.23)	(.66)	18.34	14.96	1,079	.33	.30	2.67
12/31/05	15.49	.41	1.05	1.46	(.39)	—	(.39)	16.56	9.45	879	.35	.32	2.57
Class 2
12/31/09	12.08	.32	2.56	2.88	(.31)	—	(.31)	14.65	23.98	5,537	.58	.58	2.45
12/31/08	18.39	.43	(5.66)	(5.23)	(.41)	(.67)	(1.08)	12.08	(29.51)	4,822	.57	.54	2.70
12/31/07	18.23	.47	.74	1.21	(.41)	(.64)	(1.05)	18.39	6.55	7,308	.57	.54	2.45
12/31/06	16.47	.42	1.96	2.38	(.39)	(.23)	(.62)	18.23	14.66	6,362	.58	.55	2.42
12/31/05	15.42	.37	1.04	1.41	(.36)	—	(.36)	16.47	9.14	5,120	.60	.57	2.31
Class 3
12/31/09	12.17	.33	2.57	2.90	(.32)	—	(.32)	14.75	23.95	44	.51	.51	2.53
12/31/08	18.50	.44	(5.68)	(5.24)	(.42)	(.67)	(1.09)	12.17	(29.39)	41	.50	.47	2.77
12/31/07	18.34	.48	.74	1.22	(.42)	(.64)	(1.06)	18.50	6.56	71	.50	.47	2.52
12/31/06	16.56	.44	1.97	2.41	(.40)	(.23)	(.63)	18.34	14.75	76	.51	.48	2.49
12/31/05	15.49	.38	1.05	1.43	(.36)	—	(.36)	16.56	9.26	76	.53	.50	2.39

Bond Fund

Class 1
12/31/09	$9.45	$.42	$.80	$1.22	$(.34)	$—	$(.34)	$10.33	12.83%	$3,775	.39%	.39%	4.19%
12/31/08	11.14	.61	(1.64)	(1.03)	(.63)	(.03)	(.66)	9.45	(9.16)	2,090	.40	.36	5.84
12/31/07	11.64	.65	(.24)	.41	(.91)	—	(.91)	11.14	3.66	436	.41	.37	5.59
12/31/06	11.31	.63	.17	.80	(.47)	—	(.47)	11.64	7.31	230	.43	.39	5.54
12/31/05	11.57	.60	(.40)	.20	(.46)	—	(.46)	11.31	1.77	182	.44	.40	5.30
Class 2
12/31/09	9.36	.40	.79	1.19	(.32)	—	(.32)	10.23	12.61	4,635	.64	.64	4.00
12/31/08	11.03	.59	(1.63)	(1.04)	(.60)	(.03)	(.63)	9.36	(9.35)	3,432	.65	.61	5.53
12/31/07	11.53	.61	(.24)	.37	(.87)	—	(.87)	11.03	3.33	4,679	.66	.62	5.34
12/31/06	11.22	.60	.16	.76	(.45)	—	(.45)	11.53	6.99	3,374	.68	.64	5.29
12/31/05	11.48	.57	(.39)	.18	(.44)	—	(.44)	11.22	1.59	2,312	.69	.65	5.06

Global Bond Fund

Class 1
12/31/09	$10.68	$.45	$.62	$1.07	$(.18)	$—	$(.18)	$11.57	10.04%	$162	.59%	.59%	4.06%
12/31/08	10.83	.48	(.09)	.39	(.54)	— [7]	(.54)	10.68	3.60	111	.59	.53	4.36
12/31/07	10.18	.49	.47	.96	(.31)	—	(.31)	10.83	9.54	28	.61	.55	4.61
12/31/06[8]	10.00	.10	.15	.25	(.07)	—	(.07)	10.18	2.52	12	.15	.13	1.00
Class 2
12/31/09	10.66	.42	.61	1.03	(.16)	—	(.16)	11.53	9.69	1,203	.84	.84	3.79
12/31/08	10.81	.44	(.07)	.37	(.52)	— [7]	(.52)	10.66	3.48	802	.84	.79	4.06
12/31/07	10.17	.47	.47	.94	(.30)	—	(.30)	10.81	9.23	279	.86	.80	4.41
12/31/06[9]	10.00	.06	.18	.24	(.07)	—	(.07)	10.17	1.99	15	.13	.12	.60
American Funds Insurance Series

		Income (loss) from
		investment operations[2]
			Net gains		Dividends and distributions						Ratio of	Ratio of	Ratio of
	Net asset		(losses) on		Dividends		Total				expenses to	expenses to	net income
	value,	Net	securities (both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net	average net	to average
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before	assets after	net
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return[3]	(in millions)	waiver	waiver[3]	assets[3]

High-Income Bond Fund

Class 1
12/31/09	$8.05	$.75	$2.41	$3.16	$(.72)	—	$(.72)	$10.49	39.45%	$635	.48%	.48%	7.86%
12/31/08	11.65	.87	(3.64)	(2.77)	(.83)	—	(.83)	8.05	(23.74)	340	.48	.43	8.22
12/31/07	12.90	.95	(.72)	.23	(1.48)	—	(1.48)	11.65	1.62	308	.48	.44	7.41
12/31/06	12.41	.92	.37	1.29	(.80)	—	(.80)	12.90	10.89	293	.49	.45	7.36
12/31/05	12.89	.85	(.55)	.30	(.78)	—	(.78)	12.41	2.46	309	.50	.46	6.76
Class 2
12/31/09	7.99	.71	2.39	3.10	(.70)	—	(.70)	10.39	38.94	1,063	.74	.74	7.62
12/31/08	11.55	.84	(3.60)	(2.76)	(.80)	—	(.80)	7.99	(23.84)	780	.73	.68	7.92
12/31/07	12.79	.91	(.72)	.19	(1.43)	—	(1.43)	11.55	1.33	996	.73	.69	7.17
12/31/06	12.32	.89	.36	1.25	(.78)	—	(.78)	12.79	10.59	832	.74	.70	7.12
12/31/05	12.81	.81	(.55)	.26	(.75)	—	(.75)	12.32	2.20	590	.75	.71	6.55
Class 3
12/31/09	8.07	.73	2.42	3.15	(.71)	—	(.71)	10.51	39.14	24	.67	.67	7.69
12/31/08	11.65	.86	(3.64)	(2.78)	(.80)	—	(.80)	8.07	(23.76)	18	.66	.61	7.96
12/31/07	12.88	.92	(.72)	.20	(1.43)	—	(1.43)	11.65	1.40	28	.66	.62	7.21
12/31/06	12.39	.90	.36	1.26	(.77)	—	(.77)	12.88	10.66	34	.67	.63	7.19
12/31/05	12.87	.82	(.55)	.27	(.75)	—	(.75)	12.39	2.25	37	.68	.64	6.58

U.S. Government/AAA-Rated Securities Fund

Class 1
12/31/09	$12.29	$.37	$(.03)	$.34	$(.34)	$(.11)	$(.45)	$12.18	2.79%	$999	.41%	.41%	2.99%
12/31/08	11.73	.50	.41	.91	(.35)	—	(.35)	12.29	7.84	496	.43	.38	4.17
12/31/07	11.87	.58	.20	.78	(.92)	—	(.92)	11.73	6.83	211	.46	.41	4.83
12/31/06	11.91	.55	(.10)	.45	(.49)	—	(.49)	11.87	3.95	218	.47	.42	4.64
12/31/05	12.07	.48	(.16)	.32	(.48)	—	(.48)	11.91	2.70	252	.47	.43	3.99
Class 2
12/31/09	12.20	.34	(.03)	.31	(.32)	(.11)	(.43)	12.08	2.50	1,561	.66	.66	2.79
12/31/08	11.65	.47	.41	.88	(.33)	—	(.33)	12.20	7.63	1,219	.68	.64	3.93
12/31/07	11.79	.54	.19	.73	(.87)	—	(.87)	11.65	6.49	597	.71	.66	4.58
12/31/06	11.83	.51	(.09)	.42	(.46)	—	(.46)	11.79	3.75	402	.72	.67	4.40
12/31/05	12.00	.45	(.16)	.29	(.46)	—	(.46)	11.83	2.41	341	.72	.68	3.75
Class 3
12/31/09	12.30	.36	(.04)	.32	(.32)	(.11)	(.43)	12.19	2.58	27	.59	.59	2.91
12/31/08	11.74	.48	.41	.89	(.33)	—	(.33)	12.30	7.66	33	.61	.57	4.03
12/31/07	11.86	.55	.20	.75	(.87)	—	(.87)	11.74	6.63	29	.64	.59	4.65
12/31/06	11.89	.52	(.09)	.43	(.46)	—	(.46)	11.86	3.80	32	.65	.60	4.45
12/31/05	12.05	.46	(.16)	.30	(.46)	—	(.46)	11.89	2.50	39	.65	.61	3.81
See end of table for footnotes.
American Funds Insurance Series

		(Loss) income from
		investment operations[2]
			Net gains			Dividends and distributions							Ratio of	Ratio of	Ratio of
	Net asset		(losses) on			Dividends			Total				expenses to	expenses to	net (loss)
	value,	Net	securities (both		Total from	(from net	Distributions		dividends	Net asset		Net assets,	average net	average net	income to
	beginning	investment	realized and		investment	investment	(from capital		and	value, end	Total	end of period	assets before	assets after	average net
Period ended	of period	(loss) income	unrealized)		operations	income)	gains)		distributions	of period	return[3]	(in millions)	waiver	waiver[3]	assets[3]
Cash Management Fund

Class 1
12/31/09	$11.44	$(.01)	$—	[7]	$(.01)	$(.03)	$—	[7]	$(.03)	$11.40	(.10)%	$105	.33%	.33%	(.08)%
12/31/08	11.40	.24	—	[7]	.24	(.20)	—		(.20)	11.44	2.15	158	.32	.29	2.07
12/31/07	11.62	.57	—	[7]	.57	(.79)	—		(.79)	11.40	4.95	112	.33	.30	4.88
12/31/06	11.31	.54	—	[7]	.54	(.23)	—		(.23)	11.62	4.81	98	.33	.30	4.74
12/31/05	11.09	.33	—	[7]	.33	(.11)	—		(.11)	11.31	2.97	75	.33	.30	2.91
Class 2
12/31/09	11.38	(.04)	—	[7]	(.04)	(.02)	—	[7]	(.02)	11.32	(.33)	664	.58	.58	(.33)
12/31/08	11.35	.20	.02		.22	(.19)	—		(.19)	11.38	1.90	1,023	.57	.54	1.73
12/31/07	11.56	.54	—	[7]	.54	(.75)	—		(.75)	11.35	4.73	452	.58	.55	4.61
12/31/06	11.26	.51	—	[7]	.51	(.21)	—		(.21)	11.56	4.59	282	.58	.55	4.52
12/31/05	11.05	.30	—	[7]	.30	(.09)	—		(.09)	11.26	2.68	153	.58	.55	2.71
Class 3
12/31/09	11.44	(.03)	(.01)		(.04)	(.02)	—	[7]	(.02)	11.38	(.31)	17	.51	.51	(.27)
12/31/08	11.40	.22	.01		.23	(.19)	—		(.19)	11.44	1.99	25	.50	.47	1.91
12/31/07	11.60	.55	—	[7]	.55	(.75)	—		(.75)	11.40	4.83	20	.51	.48	4.70
12/31/06	11.29	.52	—	[7]	.52	(.21)	—		(.21)	11.60	4.64	18	.51	.48	4.53
12/31/05	11.07	.30	—	[7]	.30	(.08)	—		(.08)	11.29	2.74	16	.51	.48	2.70

	Year ended December 31
Portfolio turnover rate for all classes of shares	2009	2008		2007	2006		2005

Global Discovery Fund	60%	46%		50%	31%		53%
Global Growth Fund	43	38		38	31		26
Global Small Capitalization Fund	55	47		49	50		47
Growth Fund	37	26		40	35		29
International Fund	46	52		41	29		40
New World Fund	25	32		34	32		26
Blue Chip Income and Growth Fund	22	24		27	21		33
Global Growth and Income Fund	47	36		36	8	[4]	—
Growth-Income Fund	24	31		24	25		20
International Growth and Income Fund	21	—	[6]	—	—		—
Asset Allocation Fund	41	36		29	38		23
Bond Fund	125	63		57	57		46
Global Bond Fund	86	118		85	7	[8]	—
High-Income Bond Fund	47	29		32	35		35
U.S. Government/AAA-Rated Securities Fund	100	108		91	76		86
Cash Management Fund	—	—		—	—		—

[1]	Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

[2]	Based on average shares outstanding.

[3]	This column reflects the impact, if any, of certain waivers by CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services.

[4]	From May 1, 2006, commencement of operations.

[5]	Annualized.

[6]	From November 18, 2008, commencement of operations.

[7]	Amount less than $.01.

[8]	From October 4, 2006, commencement of operations.

[9]	From November 6, 2006, when Class 2 shares were first issued.
See Notes to Financial Statements
American Funds Insurance Series

Report of Independent Registered Public Accounting Firm
To the Board of Trustees and Shareholders of American Funds Insurance Series:
In our opinion, the accompanying statements of assets and liabilities, including the summary investment portfolios (investment portfolio for Cash Management Fund), and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Global Discovery Fund, Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Blue Chip Income and Growth Fund, Global Growth and Income Fund, Growth-Income Fund, International Growth and Income Fund, Asset Allocation Fund, Bond Fund, Global Bond Fund, High-Income Bond Fund, U.S. Government/AAA-Rated Securities Fund and Cash Management Fund (constituting the American Funds Insurance Series, hereafter referred to as the “Series”) at December 31, 2009, the results of each of their operations for the period then ended, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 2009, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Los Angeles, California
February 9, 2010
American Funds Insurance Series

Expense example	unaudited
The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the Series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2009, through December 31, 2009).
Actual expenses:
The first line of each share class in the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes:
The second line of each share class in the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.
Notes:
Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.
Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
American Funds Insurance Series

	Beginning account	Ending account	Expenses paid	Annualized
	value 7/1/2009	value 12/31/2009	during period*	expense ratio

Global Discovery Fund
Class 1 — actual return	$1,000.00	$1,229.49	$3.43	.61%
Class 1 — assumed 5% return	1,000.00	1,022.13	3.11	.61

Class 2 — actual return	1,000.00	1,228.17	4.83	.86
Class 2 — assumed 5% return	1,000.00	1,020.87	4.38	.86

Global Growth Fund
Class 1 — actual return	$1,000.00	$1,249.35	$3.12	.55%
Class 1 — assumed 5% return	1,000.00	1,022.43	2.80	.55

Class 2 — actual return	1,000.00	1,248.14	4.53	.80
Class 2 — assumed 5% return	1,000.00	1,021.17	4.08	.80

Global Small Capitalization Fund
Class 1 — actual return	$1,000.00	$1,270.76	$4.29	.75%
Class 1 — assumed 5% return	1,000.00	1,021.42	3.82	.75

Class 2 — actual return	1,000.00	1,269.87	5.72	1.00
Class 2 — assumed 5% return	1,000.00	1,020.16	5.09	1.00

Growth Fund
Class 1 — actual return	$1,000.00	$1,235.90	$1.92	.34%
Class 1 — assumed 5% return	1,000.00	1,023.49	1.73	.34

Class 2 — actual return	1,000.00	1,234.37	3.32	.59
Class 2 — assumed 5% return	1,000.00	1,022.23	3.01	.59

Class 3 — actual return	1,000.00	1,234.68	2.93	.52
Class 3 — assumed 5% return	1,000.00	1,022.58	2.65	.52

International Fund
Class 1 — actual return	$1,000.00	$1,244.09	$3.00	.53%
Class 1 — assumed 5% return	1,000.00	1,022.53	2.70	.53

Class 2 — actual return	1,000.00	1,242.19	4.41	.78
Class 2 — assumed 5% return	1,000.00	1,021.27	3.97	.78

Class 3 — actual return	1,000.00	1,243.25	4.01	.71
Class 3 — assumed 5% return	1,000.00	1,021.63	3.62	.71

New World Fund
Class 1 — actual return	$1,000.00	$1,248.79	$4.53	.80%
Class 1 — assumed 5% return	1,000.00	1,021.17	4.08	.80

Class 2 — actual return	1,000.00	1,247.50	5.95	1.05
Class 2 — assumed 5% return	1,000.00	1,019.91	5.35	1.05

Blue Chip Income and Growth Fund
Class 1 — actual return	$1,000.00	$1,244.83	$2.43	.43%
Class 1 — assumed 5% return	1,000.00	1,023.04	2.19	.43

Class 2 — actual return	1,000.00	1,243.09	3.84	.68
Class 2 — assumed 5% return	1,000.00	1,021.78	3.47	.68
See end of table for footnote.
American Funds Insurance Series

	Beginning account	Ending account	Expenses paid	Annualized
	value 7/1/2009	value 12/31/2009	during period*	expense ratio

Global Growth and Income Fund
Class 1 — actual return	$1,000.00	$1,265.27	$3.48	.61%
Class 1 — assumed 5% return	1,000.00	1,022.13	3.11	.61

Class 2 — actual return	1,000.00	1,263.81	4.91	.86
Class 2 — assumed 5% return	1,000.00	1,020.87	4.38	.86

Growth-Income Fund
Class 1 — actual return	$1,000.00	$1,218.35	$1.57	.28%
Class 1 — assumed 5% return	1,000.00	1,023.79	1.43	.28

Class 2 — actual return	1,000.00	1,216.46	2.96	.53
Class 2 — assumed 5% return	1,000.00	1,022.53	2.70	.53

Class 3 — actual return	1,000.00	1,217.08	2.57	.46
Class 3 — assumed 5% return	1,000.00	1,022.89	2.35	.46

International Growth and Income Fund
Class 1 — actual return	$1,000.00	$1,235.17	$4.11	.73%
Class 1 — assumed 5% return	1,000.00	1,021.53	3.72	.73

Class 2 — actual return	1,000.00	1,234.20	5.58	.99
Class 2 — assumed 5% return	1,000.00	1,020.21	5.04	.99

Asset Allocation Fund
Class 1 — actual return	$1,000.00	$1,175.06	$1.70	.31%
Class 1 — assumed 5% return	1,000.00	1,023.64	1.58	.31

Class 2 — actual return	1,000.00	1,173.36	3.07	.56
Class 2 — assumed 5% return	1,000.00	1,022.38	2.85	.56

Class 3 — actual return	1,000.00	1,173.39	2.68	.49
Class 3 — assumed 5% return	1,000.00	1,022.74	2.50	.49

Bond Fund
Class 1 — actual return	$1,000.00	$1,063.88	$1.98	.38%
Class 1 — assumed 5% return	1,000.00	1,023.29	1.94	.38

Class 2 — actual return	1,000.00	1,062.70	3.28	.63
Class 2 — assumed 5% return	1,000.00	1,022.03	3.21	.63

Global Bond Fund
Class 1 — actual return	$1,000.00	$1,070.68	$3.03	.58%
Class 1 — assumed 5% return	1,000.00	1,022.28	2.96	.58

Class 2 — actual return	1,000.00	1,069.21	4.33	.83
Class 2 — assumed 5% return	1,000.00	1,021.02	4.23	.83

High-Income Bond Fund
Class 1 — actual return	$1,000.00	$1,181.05	$2.64	.48%
Class 1 — assumed 5% return	1,000.00	1,022.79	2.45	.48

Class 2 — actual return	1,000.00	1,178.23	4.01	.73
Class 2 — assumed 5% return	1,000.00	1,021.53	3.72	.73

Class 3 — actual return	1,000.00	1,180.30	3.63	.66
Class 3 — assumed 5% return	1,000.00	1,021.88	3.36	.66
American Funds Insurance Series

	Beginning account	Ending account	Expenses paid	Annualized
	value 7/1/2009	value 12/31/2009	during period*	expense ratio

U.S. Government/AAA-Rated Securities Fund
Class 1 — actual return	$1,000.00	$1,020.61	$2.04	.40%
Class 1 — assumed 5% return	1,000.00	1,023.19	2.04	.40

Class 2 — actual return	1,000.00	1,018.98	3.31	.65
Class 2 — assumed 5% return	1,000.00	1,021.93	3.31	.65

Class 3 — actual return	1,000.00	1,019.73	2.95	.58
Class 3 — assumed 5% return	1,000.00	1,022.28	2.96	.58

Cash Management Fund
Class 1 — actual return	$1,000.00	$999.12	$1.66	.33%
Class 1 — assumed 5% return	1,000.00	1,023.54	1.68	.33

Class 2 — actual return	1,000.00	998.23	2.92	.58
Class 2 — assumed 5% return	1,000.00	1,022.28	2.96	.58

Class 3 — actual return	1,000.00	998.24	2.57	.51
Class 3 — assumed 5% return	1,000.00	1,022.63	2.60	.51

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
American Funds Insurance Series

Approval of Investment Advisory and Service Agreement
The series’ board has approved the Investment Advisory and Service Agreement (the “agreement”) in respect of each fund of the series with Capital Research and Management Company (“CRMC”) for an additional one-year term through December 31, 2010. The agreement was amended to add additional advisory fee breakpoints if and when Bond Fund’s net assets exceed $8 billion, U.S. Government/AAA-Rated Securities Fund’s net assets exceed $3 billion and Cash Management Fund’s net assets exceed $2 billion. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all of the series’ independent board members. The board and the committee determined that each fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of each fund and its shareholders.
In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee considered, among other things, the impact of current market conditions on the funds and CRMC. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of each fund in light of its objective. They compared each fund’s total returns with those of other relevant funds and market data such as relevant market indexes, in each case as available at the time of the related meetings. In addition to the information reviewed by the board and the committee, this report, including each fund’s summary page and related disclosures, contains certain information about each fund’s investment results.
Global Discovery Fund invests primarily in stocks of companies in the services and information areas of the global economy. The board and the committee reviewed the fund’s absolute investment results measured against (i) the Global Service and Information Index (a subset of the MSCI World Index), (ii) the Lipper Multi-Cap Growth Funds Index and (iii) Standard & Poor’s 500 Composite Index. The board and the committee examined investment results for 10-month, one-, three- and five-year periods ended October 31, 2009, and noted that the fund’s investment results were superior to all three indexes over each of these periods. The board and the committee further noted that over the lifetime of the fund since July 5, 2001, the fund’s investment results were significantly higher than the Global Service and Information Index and the Lipper Multi-Cap Growth Funds Index.
Global Growth Fund invests primarily in common stocks of companies located around the world. The board and the committee reviewed the fund’s absolute investment results measured against (i) the MSCI World Index and (ii) the Lipper Global Funds Index. The board and the committee examined investment results for 10-month, one-, three-, five- and 10-year periods ended October 31, 2009, and noted that the fund’s investment results were superior to both indexes over each of these periods. The board and the committee further noted that over the lifetime of the fund since April 30, 1997, the fund’s investment results were significantly higher than both indexes.
Global Small Capitalization Fund invests primarily in stocks of smaller companies located around the world. The board and the committee reviewed the fund’s absolute investment results measured against (i) the S&P Global Index (formerly Citigroup Global/World Index) of issuers with market capitalizations of less than $3 billion and (ii) the Lipper Global Small-Cap Funds Average. The board and the committee examined investment results for 10-month, one-, three-, five- and 10-year periods ended October 31, 2009, and noted that the fund’s investment results were superior to both indexes over the 10-month, one-, three- and five-year periods, and mixed during the 10-year period. The board and the committee further noted that over the lifetime of the fund since April 30, 1998, the fund’s investment results were significantly higher than both indexes.
American Funds Insurance Series

Growth Fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The board and the committee reviewed the fund’s absolute investment results measured against (i) the Lipper Growth Funds Index, (ii) the Lipper Capital Appreciation Funds Index and (iii) Standard & Poor’s 500 Composite Index. The board and the committee examined investment results for 10-month, one-, three-, five- and 10-year periods ended October 31, 2009, and noted that the fund’s investment results were superior to all three indexes over the 10-month, one- and 10-year periods and superior to the S&P 500 and the Lipper Growth Funds Index over the three- and five-year periods. The board and the committee further noted that over the lifetime of the fund since February 8, 1984, the fund’s investment results were higher than all three indexes.
International Fund invests primarily in common stocks of companies located outside the United States. The board and the committee reviewed the fund’s absolute investment results measured against (i) the MSCI All Country World ex USA Index and (ii) the Lipper International Funds Index. The board and the committee examined investment results for 10-month, one-, three-, five- and 10-year periods ended October 31, 2009, and noted that the fund’s investment results were higher than all three indexes during each period and over the lifetime of the fund since May 1, 1990.
New World Fund invests primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The board and the committee reviewed the fund’s absolute investment results measured against (i) the Lipper Emerging Markets Funds Index and (ii) the MSCI All Country World Index. The board and the committee examined investment results for 10-month, one-, three-, five- and 10-year periods ended October 31, 2009, and noted that the fund’s investment results were superior to both indexes during the three-year period and superior to the MSCI All Country World Index over each period and over the lifetime of the fund since June 17, 1999.
Blue Chip Income and Growth Fund invests primarily in common stocks of larger, more established companies based in the United States, with market capitalizations of $4 billion and above. The board and the committee reviewed the fund’s absolute investment results measured against (i) the Lipper Growth and Income Funds Index, (ii) the Lipper Large-Cap Value Funds Index and (iii) Standard & Poor’s 500 Composite Index. The board and the committee examined investment results for 10-month, one-, three- and five-year periods ended October 31, 2009, and noted that the fund’s investment results were superior to all three indexes over the five-year period and mixed over the 10-month, one- and three-year periods. The board and the committee also noted that over the lifetime of the fund since July 5, 2001, the fund’s investment results were lower than all three indexes.
Global Growth and Income Fund invests primarily in well-established companies located around the world. The board and the committee reviewed the fund’s absolute investment results measured against (i) the Lipper Global Funds Index and (ii) the MSCI World Index. The board and the committee examined investment results for 10-month, one- and three-year periods ended October 31, 2009, and noted that the fund’s investment results were superior to both indexes over each period and over the lifetime of the fund since May 1, 2006.
Growth-Income Fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. The board and the committee reviewed the fund’s absolute investment results measured against (i) the Lipper Growth and Income Funds Index and (ii) Standard & Poor’s 500 Composite Index. The board and the committee examined investment results for 10-month, one-, three-, five- and 10-year periods ended October 31, 2009, and noted that the fund’s investment results were superior to both indexes over each period and over the lifetime of the fund since February 8, 1984.
International Growth and Income Fund invests primarily in stocks of larger, well-established companies domiciled outside the United States, including developing countries. The board and the committee reviewed the fund’s absolute investment results measured against the MSCI All Country World ex USA Index. The board and the committee examined investment results for the 10-month period ended October 31, 2009, and over the lifetime of the fund since November 18, 2008, and noted that the fund’s investment results were superior to the index over both periods.
American Funds Insurance Series

Asset Allocation Fund invests in a diversified portfolio of stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments. The board and the committee reviewed the fund’s absolute investment results measured against (i) the Lipper Balanced Funds Index, (ii) the Citigroup Broad Investment-Grade Bond Index and (iii) Standard and Poor’s 500 Composite Index. The board and the committee examined investment results for 10-month, one-, three-, five- and 10-year periods ended October 31, 2009, and noted that the fund’s investment results were superior to the Lipper Balanced Funds Index and Standard and Poor’s 500 Composite Index over the three-, five- and 10-year periods, higher than the Citigroup Broad Investment-Grade Bond Index over the 10-month period and higher than Standard and Poor’s 500 Composite Index over the one-year period. The board and the committee further noted that over the lifetime of the fund since August 1, 1989, the fund’s investment results were superior to the Lipper and Citigroup indexes.
Bond Fund seeks to maximize current income and preserve capital by investing primarily in bonds. The board and the committee reviewed the fund’s absolute investment results measured against (i) the Lipper BBB-Rated Fund Index and (ii) the Citigroup Broad Investment-Grade Bond Index. The board and the committee examined investment results for 10-month, one-, three-, five- and 10-year periods ended October 31, 2009, and noted that while the fund’s investment results were lower than both indexes over the three-, five- and 10-year periods and over the lifetime of the fund since January 2, 1996, the fund’s investment results were superior to the Citigroup Broad Investment-Grade Bond Index over the 10-month and one-year periods.
Global Bond Fund seeks to provide a high level of total return by investing primarily in investment-grade bonds issued by entities around the world and denominated in various currencies, including U.S. dollars. The board and the committee reviewed the fund’s absolute investment results measured against (i) the Barclays Capital Global Aggregate Index and (ii) the Lipper Global Income Funds Index. The board and the committee examined investment results for 10-month, one- and three-year periods ended October 31, 2009, and noted that the fund’s investment results were superior to both indexes over the three- and one-year periods and over the lifetime of the fund since October 4, 2006, and higher than the Barclays Capital Global Aggregate Index during the 10-month period.
High-Income Bond Fund seeks to provide a high level of current income and, secondarily, capital appreciation by investing primarily in higher yielding and generally lower quality debt securities. The board and the committee reviewed the fund’s absolute investment results measured against (i) the Lipper High Current Yield Bond Fund Index and (ii) the Credit Suisse High Yield Index. The board and the committee examined investment results for 10-month, one-, three-, five- and 10-year periods ended October 31, 2009, and noted that while the fund’s investment results were lower than both indexes over the 10-month, one-, three- and five-year periods, the fund’s investment results were higher than the Lipper High Current Yield Bond Fund Index over the 10-year period and over the lifetime of the fund since February 8, 1984.
U.S. Government/AAA-Rated Securities Fund seeks to provide a high level of current income, as well as to preserve investment. The board and the committee reviewed the fund’s absolute investment results measured against (i) the Lipper General U.S. Government Funds Index and (ii) the Citigroup Treasury/Government Sponsored/Mortgage Index. The board and the committee examined investment results for 10-month, one-, three-, five- and 10-year periods ended October 31, 2009, and noted that the fund’s investment results were higher than the Lipper General U.S. Government Funds Index over three-, five- and 10-year periods and over the lifetime of the fund since December 2, 1985, and higher than the Citigroup Treasury/Government Sponsored/Mortgage Index over the 10-month and one-year periods.
Cash Management Fund seeks to provide an opportunity to earn income on cash reserves while preserving the value of investment and maintaining liquidity. The board and the committee reviewed the fund’s absolute investment results measured against the Lipper Money Market Funds Index. The board and the committee examined investment results for 10-month, one-, three-, five- and 10-year periods ended October 31, 2009, and noted that the fund’s investment results were higher than the Lipper Index over five- and 10-year periods but lower than the index over the 10-month, one- and three-year periods and over the lifetime of the fund since February 8, 1984.
The board and the committee concluded with respect to each fund that the funds’ results have been satisfactory and that CRMC’s record in managing the funds indicated that its continued management should benefit the funds and their shareholders.
American Funds Insurance Series

3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. They observed that each fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in each fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the advisory fees paid by institutional clients of an affiliate of CRMC with investment mandates similar to those of the funds. They noted that, although the fees paid by those clients generally were lower than those paid by the funds, the differences appropriately reflected the significant investment, operational and regulatory differences between advising mutual funds and institutional clients. The board and the committee concluded with respect to each fund that the fund’s cost structure was fair and reasonable in relation to the services provided and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.
4. Ancillary benefits
The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the funds, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by each fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the series and the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information previously received regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in each fund’s advisory fee structure and the termination of CRMC’s 10% advisory fee waiver effective December 31, 2008. The board and the committee concluded that, with respect to each fund, the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.
American Funds Insurance Series

Board of trustees and other officers
“Independent” trustees

	Year first		Number of
	elected		portfolios in fund
	a trustee		complex[2] overseen	Other directorships[3]
Name and age	of the series[1]	Principal occupation(s) during past five years	by trustee	held by trustee

Lee A. Ault III, 73	1999	Private investor and corporate director; former Chairman of the Board, In-Q-Tel, Inc. (technology venture company funded principally by the Central Intelligence Agency); former Chairman of the Board, President and CEO, Telecredit, Inc. (payment services)	38	Anworth Mortgage Asset Corporation; Office Depot, Inc.

William H. Baribault, 64	2009	Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting); former Chairman of the Board, President and CEO, Professional Business Bank (financial services for small businesses); former President and CEO, Henry Company (building products)	38	None

James G. Ellis,[4] 63	2010	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	41	Quiksilver, Inc.

Martin Fenton, 74 Chairman of the Board (Independent and Non-Executive)	1995	Chairman of the Board, Senior Resource Group LLC (development and management of senior living communities)	41	None

Leonard R. Fuller, 63	1999	President and CEO, Fuller Consulting (financial management consulting firm)	41	None

W. Scott Hedrick, 64	2007	Founding General Partner, InterWest Partners (venture capital firm focused on information technology and life sciences); Visiting Lecturer, Stanford Graduate School of Business	38	Hot Topic, Inc.; Office Depot, Inc.

R. Clark Hooper,[4] 63	2010	Private investor; former President, Dumbarton Group LLC (securities industry consulting); former Executive Vice President — Policy and Oversight, NASD	44	JPMorgan Value Opportunities Fund, Inc.; The Swiss Helvetia Fund, Inc.

Merit E. Janow, 51	2007	Professor, Columbia University, School of International and Public Affairs; former Member, World Trade Organization Appellate Body	41	The NASDAQ Stock Market LLC; Trimble Navigation Limited

Laurel B. Mitchell, Ph.D.,[4] 54	2010	Director, Accounting Program, University of Redlands	38	None

Frank M. Sanchez,[4] 66	2010	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	38	None

Margaret Spellings,[4] 52	2010	President and CEO, Margaret Spellings & Company; former United States Secretary of Education, United States Department of Education — Federal Government Agency; former Assistant to the President for Domestic Policy, The White House — Federal Government, Executive Branch — Domestic Policy	38	None

Steadman Upham, Ph.D.,[4] 60	2010	President and Professor of Anthropology, The University of Tulsa; former President and Professor of Archaeology, Claremont Graduate University	41	None

Joe E. Davis retired from the board in December 2009. The trustees wish to thank Mr. Davis for his dedication and long service to the series.
“Interested” trustees5

	Year first		Number of
	elected a	Principal occupation(s) during past five years and	portfolios in fund
Name, age and	trustee or officer	positions held with affiliated entities or the	complex[2] overseen	Other directorships[3]
position with series	of the series[1]	principal underwriter of the series	by trustee	held by trustee

James K. Dunton, 72 Vice Chairman of the Board	1993	Senior Vice President — Capital Research Global Investors, Capital Research and Management Company; Director, Capital Research and Management Company	17	None

Donald D. O’Neal, 49 President	1998	Senior Vice President — Capital Research Global Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]	18	None
The series’ statement of additional information includes additional information about the series’ trustees and is available without charge upon request by calling American Funds Service Company at 800/421-0180. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.
American Funds Insurance Series

Other officers

	Year first
	elected an
Name, age and	officer	Principal occupation(s) during past five years and positions held with affiliated entities or the principal
position with series	of the series[1]	underwriter of the series

Michael J. Downer, 55 Executive Vice President	1991	Director, Senior Vice President, Secretary and Coordinator of Legal and Compliance — Capital Research and Management Company; Director, American Funds Distributors, Inc.;[6] Chairman of the Board, Capital Bank and Trust Company[6]

Alan N. Berro, 49 Senior Vice President	1998	Senior Vice President — Capital World Investors, Capital Research and Management Company

Abner D. Goldstine, 80 Senior Vice President	1993	Senior Vice President — Fixed Income, Capital Research and Management Company; Director, Capital Research and Management Company

Claudia P. Huntington, 57 Senior Vice President	1994	Senior Vice President — Capital Research Global Investors, Capital Research and Management Company; Director, Capital Research and Management Company

John H. Smet, 53 Senior Vice President	1994	Senior Vice President — Fixed Income, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]

Carl M. Kawaja, 45 Vice President	2008	Senior Vice President — Capital World Investors, Capital Research and Management Company; Director, Capital Research and Management Company; Director, Capital International, Inc.;[6] Director, Capital International Asset Management, Inc.[6]

Sung Lee, 43 Vice President	2008	Senior Vice President — Capital Research Global Investors, Capital Research Company;[6] Director, The Capital Group Companies, Inc.[6]

Robert W. Lovelace, 47 Vice President	1997	Senior Vice President — Capital World Investors, Capital Research and Management Company; Executive Vice President and Director, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]

C. Ross Sappenfield, 44 Vice President	2008	Senior Vice President — Capital Research Global Investors, Capital Research Company[6]

Susan M. Tolson, 47 Vice President	1999	Senior Vice President — Fixed Income, Capital Research and Management Company

Steven I. Koszalka, 45 Secretary	2003	Vice President — Fund Business Management Group, Capital Research and Management Company

Gregory F. Niland, 38 Treasurer	2008	Vice President — Fund Business Management Group, Capital Research and Management Company

Karl C. Grauman, 42 Assistant Treasurer	2006	Vice President — Fund Business Management Group, Capital Research and Management Company

Neal F. Wellons, 38 Assistant Treasurer	2009	Vice President — Fund Business Management Group, Capital Research and Management Company

[1]	Trustees and officers of the series serve until their resignation, removal or retirement.

[2]	Capital Research and Management Company manages the American Funds, consisting of 30 funds. Capital Research and Management Company also manages American Funds Target Date Retirement Series,® Inc., which is composed of 10 funds and is available through tax-deferred retirement plans and IRAs; and Endowments, which is available to certain nonprofit organizations.

[3]	This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each trustee as a director of a public company or a registered investment company.

[4]	James G. Ellis, R. Clark Hooper, Laurel B. Mitchell, Frank M. Sanchez, Margaret Spellings and Steadman Upham were newly elected to the board by the series’ shareholders effective January 1, 2010.

[5]	“Interested persons” within the meaning of the 1940 Act, on the basis of their affiliation with the series’ investment adviser, Capital Research and Management Company, or affiliated entities (including the series’ principal underwriter).

[6]	Company affiliated with Capital Research and Management Company.
American Funds Insurance Series

Results of meeting of shareholders (held November 24, 2009)
Shares outstanding (all classes) on record date (August 28, 2009): 5,023,058,926
Total shares voting on November 24, 2009: 4,891,377,136 (97.4% of shares outstanding)
Election of board members

		Percent of		Percent of
		shares	Votes	shares
Trustee	Votes for	voting for	withheld	withheld

Lee A. Ault III	4,730,109,280	96.7%	161,267,856	3.3%
William H. Baribault	4,739,827,517	96.9	151,549,619	3.1
James K. Dunton	4,735,451,940	96.8	155,925,196	3.2
James G. Ellis	4,739,246,598	96.9	152,130,538	3.1
Martin Fenton	4,731,205,322	96.7	160,171,814	3.3
Leonard R. Fuller	4,739,064,321	96.9	152,312,815	3.1
W. Scott Hedrick	4,738,123,316	96.9	153,253,820	3.1
R. Clark Hooper	4,738,762,830	96.9	152,614,306	3.1
Merit E. Janow	4,740,446,640	96.9	150,930,496	3.1
Laurel B. Mitchell	4,741,968,165	96.9	149,408,971	3.1
Donald D. O’Neal	4,742,232,099	97.0	149,145,037	3.0
Frank M. Sanchez	4,737,835,190	96.9	153,541,946	3.1
Margaret Spellings	4,735,938,896	96.8	155,438,240	3.2
Steadman Upham	4,735,368,651	96.8	156,008,485	3.2
To approve an Agreement and Plan of Reorganization

		Percent of		Percent of		Percent of
		outstanding		outstanding		outstanding
		shares	Votes	shares voting	Votes	shares
	Votes for	voting for	against	against	abstaining	abstaining

American Funds Insurance Series	4,665,579,361	92.9%	116,755,040	2.3%	109,042,735	2.2%
To update the fund’s fundamental investment policies regarding:

		Percent of		Percent of		Percent of
		shares	Votes	shares voting	Votes	shares
	Votes for	voting for	against	against	abstaining	abstaining

Global Discovery Fund
Borrowing	18,075,860	96.4%	485,611	2.6%	196,572	1.0%
Issuance of senior securities	18,176,983	96.9	391,048	2.1	190,012	1.0
Underwriting	18,228,216	97.2	315,056	1.7	214,771	1.1
Investments in real estate or commodities	18,145,696	96.7	429,276	2.3	183,071	1.0
Lending	18,147,228	96.7	435,348	2.3	175,467	1.0
Industry concentration	18,233,250	97.2	335,736	1.8	189,057	1.0
Elimination of certain policies	18,239,362	97.2	332,218	1.8	186,463	1.0

Global Growth Fund
Borrowing	240,852,688	94.4	8,345,142	3.3	5,745,972	2.3
Issuance of senior securities	241,883,064	94.9	7,847,581	3.1	5,213,157	2.0
Underwriting	242,208,147	95.0	7,155,167	2.8	5,580,488	2.2
Investments in real estate or commodities	240,937,573	94.5	8,569,373	3.4	5,436,856	2.1
Lending	240,970,660	94.5	8,480,170	3.3	5,492,972	2.2
Industry concentration	241,777,940	94.8	7,437,719	2.9	5,728,143	2.3
Elimination of certain policies	240,912,878	94.5	7,985,773	3.1	6,045,151	2.4

Global Small Capitalization Fund
Borrowing	171,297,379	94.4	6,052,636	3.3	4,106,732	2.3
Issuance of senior securities	171,568,184	94.6	5,830,737	3.2	4,057,826	2.2
Underwriting	172,238,688	94.9	5,111,277	2.8	4,106,782	2.3
Investments in real estate or commodities	171,413,742	94.5	6,144,646	3.4	3,898,359	2.1
Lending	171,182,641	94.3	6,266,314	3.5	4,007,792	2.2
Industry concentration	172,040,769	94.8	5,455,682	3.0	3,960,296	2.2
Elimination of certain policies	171,218,702	94.4	5,892,297	3.2	4,345,748	2.4

Growth Fund
Borrowing	483,708,769	94.3	17,578,469	3.4	11,718,098	2.3
Issuance of senior securities	484,971,175	94.5	16,499,444	3.2	11,534,717	2.2
Underwriting	485,891,167	94.7	15,296,460	3.0	11,817,709	2.3
Investments in real estate or commodities	483,447,053	94.2	18,150,949	3.5	11,407,334	2.3
Lending	483,011,706	94.1	18,242,702	3.6	11,750,928	2.3
Industry concentration	485,599,296	94.7	15,413,825	3.0	11,992,215	2.3
Elimination of certain policies	483,548,349	94.3	16,662,067	3.2	12,794,920	2.5

American Funds Insurance Series

Results of meeting of shareholders

		Percent of		Percent of		Percent of
		shares	Votes	shares voting	Votes	shares
	Votes for	voting for	against	against	abstaining	abstaining

International Fund
Borrowing	476,975,482	94.8%	15,352,282	3.1%	10,730,581	2.1%
Issuance of senior securities	477,914,217	95.0	14,151,050	2.8	10,993,078	2.2
Underwriting	478,941,460	95.2	13,188,201	2.6	10,928,684	2.2
Investments in real estate or commodities	476,938,104	94.8	15,282,519	3.0	10,837,722	2.2
Lending	476,442,864	94.7	15,663,720	3.1	10,951,761	2.2
Industry concentration	478,445,571	95.1	13,192,459	2.6	11,420,315	2.3
Elimination of certain policies	476,555,372	94.7	14,808,920	2.9	11,694,053	2.4

New World Fund
Borrowing	93,027,365	95.2	2,990,495	3.1	1,699,338	1.7
Issuance of senior securities	93,386,772	95.5	2,702,766	2.8	1,627,660	1.7
Underwriting	93,545,498	95.8	2,579,374	2.6	1,592,326	1.6
Investments in real estate or commodities	93,346,965	95.5	2,838,076	2.9	1,532,157	1.6
Lending	93,257,222	95.5	2,879,479	2.9	1,580,497	1.6
Industry concentration	93,427,214	95.6	2,575,850	2.6	1,714,134	1.8
Elimination of certain policies	93,226,969	95.4	2,698,322	2.8	1,791,907	1.8

Blue Chip Income and Growth Fund
Borrowing	420,088,021	95.7	11,089,674	2.5	8,001,132	1.8
Issuance of senior securities	420,207,790	95.7	11,034,184	2.5	7,936,853	1.8
Underwriting	420,735,855	95.8	9,894,795	2.3	8,548,177	1.9
Investments in real estate or commodities	419,203,937	95.5	11,864,196	2.7	8,110,694	1.8
Lending	418,846,597	95.4	12,059,153	2.7	8,273,077	1.9
Industry concentration	420,050,146	95.7	10,681,934	2.4	8,446,747	1.9
Elimination of certain policies	419,752,549	95.6	10,933,989	2.5	8,492,289	1.9

Global Growth and Income Fund
Borrowing	215,546,540	95.2	6,056,680	2.7	4,864,167	2.1
Issuance of senior securities	216,294,796	95.5	5,425,670	2.4	4,746,921	2.1
Underwriting	216,576,572	95.7	5,276,672	2.3	4,614,143	2.0
Investments in real estate or commodities	215,483,387	95.2	6,603,074	2.9	4,380,926	1.9
Lending	215,183,834	95.0	6,371,941	2.8	4,911,612	2.2
Industry concentration	216,631,548	95.7	4,971,257	2.2	4,864,582	2.1
Elimination of certain policies	215,760,578	95.3	5,503,297	2.4	5,203,512	2.3

Growth-Income Fund
Borrowing	724,145,441	94.5	24,380,570	3.2	17,472,898	2.3
Issuance of senior securities	726,065,715	94.8	22,376,416	2.9	17,556,778	2.3
Underwriting	727,371,032	95.0	20,987,025	2.7	17,640,852	2.3
Investments in real estate or commodities	723,113,056	94.4	25,922,246	3.4	16,963,607	2.2
Lending	722,972,297	94.4	25,394,529	3.3	17,632,083	2.3
Industry concentration	726,248,333	94.8	21,106,709	2.8	18,643,867	2.4
Elimination of certain policies	723,979,639	94.5	22,785,967	3.0	19,233,303	2.5

International Growth and Income Fund
Borrowing	5,233,125	99.0	48,240	0.9	2,646	0.1
Issuance of senior securities	5,203,516	98.5	74,088	1.4	6,407	0.1
Underwriting	5,230,541	99.0	44,417	0.8	9,053	0.2
Investments in real estate or commodities	5,217,660	98.8	63,934	1.2	2,417	0.0
Lending	5,195,618	98.3	79,340	1.5	9,053	0.2
Industry concentration	5,235,315	99.1	48,696	0.9	0	0.0
Elimination of certain policies	5,206,023	98.5	56,113	1.1	21,875	0.4

Asset Allocation Fund
Borrowing	609,468,204	94.6	18,001,391	2.8	16,747,356	2.6
Issuance of senior securities	611,266,352	94.9	16,871,604	2.6	16,078,995	2.5
Underwriting	612,123,502	95.0	15,800,696	2.5	16,292,753	2.5
Investments in real estate or commodities	608,769,557	94.5	19,311,492	3.0	16,135,902	2.5
Lending	608,656,272	94.5	19,279,364	3.0	16,281,315	2.5
Industry concentration	611,529,043	94.9	15,730,362	2.5	16,957,546	2.6
Elimination of certain policies	608,419,074	94.5	17,517,348	2.7	18,280,529	2.8

American Funds Insurance Series

Results of meeting of shareholders

		Percent of		Percent of		Percent of
		shares	Votes	shares voting	Votes	shares
	Votes for	voting for	against	against	abstaining	abstaining

Bond Fund
Borrowing	700,599,857	94.7%	21,758,776	2.9%	17,541,540	2.4%
Issuance of senior securities	702,858,004	95.0	20,003,853	2.7	17,038,316	2.3
Underwriting	703,431,982	95.1	18,729,650	2.5	17,738,541	2.4
Investments in real estate or commodities	700,423,897	94.7	22,346,290	3.0	17,129,986	2.3
Lending	701,145,069	94.7	21,252,233	2.9	17,502,871	2.4
Industry concentration	702,889,546	95.0	19,257,699	2.6	17,752,928	2.4
Elimination of certain policies	700,817,993	94.8	21,032,414	2.8	18,049,766	2.4

Global Bond Fund
Borrowing	85,625,032	95.2	2,349,110	2.6	2,002,819	2.2
Issuance of senior securities	85,713,358	95.3	2,271,059	2.5	1,992,544	2.2
Underwriting	85,763,145	95.3	1,585,097	1.8	2,628,719	2.9
Investments in real estate or commodities	85,530,417	95.1	2,541,768	2.8	1,904,776	2.1
Lending	85,570,207	95.1	2,559,521	2.8	1,847,233	2.1
Industry concentration	85,920,266	95.4	1,935,363	2.2	2,121,332	2.4
Elimination of certain policies	85,008,367	94.5	2,459,036	2.7	2,509,558	2.8

High-Income Bond Fund
Borrowing	141,204,513	94.5	5,991,741	4.0	2,171,769	1.5
Issuance of senior securities	141,205,175	94.6	6,004,454	4.0	2,158,394	1.4
Underwriting	141,281,699	94.6	5,967,390	4.0	2,118,934	1.4
Investments in real estate or commodities	141,462,948	94.7	5,975,518	4.0	1,929,557	1.3
Lending	141,066,330	94.5	6,136,783	4.1	2,164,910	1.4
Industry concentration	141,860,732	95.0	5,464,829	3.6	2,042,462	1.4
Elimination of certain policies	140,873,052	94.3	5,998,094	4.0	2,496,877	1.7

U.S. Govt./AAA-Rated Securities Fund
Borrowing	163,744,558	91.0	11,302,279	6.3	4,872,113	2.7
Issuance of senior securities	167,803,798	93.3	7,993,097	4.4	4,122,055	2.3
Underwriting	167,299,382	93.0	8,052,578	4.5	4,566,990	2.5
Investments in real estate or commodities	164,292,013	91.3	11,311,128	6.3	4,315,809	2.4
Lending	167,176,224	92.9	8,017,128	4.5	4,725,598	2.6
Industry concentration	167,929,577	93.3	7,745,241	4.3	4,244,132	2.4
Elimination of certain policies	164,127,583	91.2	11,246,516	6.3	4,544,851	2.5

Cash Management Fund
Borrowing	76,209,414	92.8	3,785,171	4.6	2,132,888	2.6
Issuance of senior securities	77,586,124	94.5	2,985,778	3.6	1,555,571	1.9
Underwriting	77,368,477	94.2	3,151,032	3.8	1,607,964	2.0
Investments in real estate or commodities	76,875,255	93.6	3,676,558	4.5	1,575,660	1.9
Lending	76,846,834	93.6	3,290,175	4.0	1,990,464	2.4
Industry concentration	77,880,145	94.9	2,814,741	3.4	1,432,587	1.7
Elimination of certain policies	76,997,928	93.7	2,850,929	3.5	2,278,616	2.8

American Funds Insurance Series

Results of meeting of shareholders
To approve a policy allowing CRMC to appoint subsidiary advisers for the fund’s day-to-day investment management without additional shareholder approval

		Percent of		Percent of		Percent of
		shares	Votes	shares voting	Votes	shares
	Votes for	voting for	against	against	abstaining	abstaining

Global Discovery Fund	18,103,893	96.5%	469,001	2.5%	185,149	1.0%
Global Growth Fund	239,277,242	93.8	10,352,562	4.1	5,313,998	2.1
Global Small Capitalization Fund	169,659,195	93.5	7,892,072	4.3	3,905,480	2.2
Growth Fund	478,762,388	93.3	22,892,274	4.5	11,350,674	2.2
International Fund	471,849,266	93.8	20,327,792	4.0	10,881,287	2.2
New World Fund	92,706,587	94.9	3,553,226	3.6	1,457,385	1.5
Blue Chip Income and Growth Fund	416,831,360	94.9	14,506,417	3.3	7,841,050	1.8
Global Growth and Income Fund	214,050,936	94.5	8,044,647	3.6	4,371,804	1.9
Growth-Income Fund	716,673,856	93.6	32,255,559	4.2	17,069,494	2.2
International Growth and Income Fund	5,216,470	98.8	60,124	1.1	7,417	0.1
Asset Allocation Fund	602,985,973	93.6	25,157,404	3.9	16,073,574	2.5
Bond Fund	694,108,684	93.8	28,705,630	3.9	17,085,859	2.3
Global Bond Fund	84,340,965	93.8	3,345,047	3.7	2,290,949	2.5
High-Income Bond Fund	140,786,680	94.3	6,280,275	4.2	2,301,068	1.5
U.S. Govt./AAA-Rated Securities Fund	163,342,941	90.8	11,833,542	6.6	4,742,467	2.6
Cash Management Fund	76,737,440	93.4	3,843,321	4.7	1,546,712	1.9
To approve amendments to the fund’s Investment Advisory and Service Agreement with CRMC

		Percent of		Percent of		Percent of
		shares	Votes	shares voting	Votes	shares
	Votes for	voting for	against	against	abstaining	abstaining

Global Discovery Fund	18,311,370	97.6%	254,987	1.4%	191,686	1.0%
Global Growth Fund	242,204,782	95.0	7,671,631	3.0	5,067,389	2.0
Global Small Capitalization Fund	171,647,076	94.6	5,949,270	3.3	3,860,401	2.1
Growth Fund	485,265,504	94.6	17,034,447	3.3	10,705,385	2.1
International Fund	477,935,416	95.0	14,290,069	2.8	10,832,860	2.2
New World Fund	93,471,680	95.6	2,805,656	2.9	1,439,862	1.5
Blue Chip Income and Growth Fund	422,801,268	96.3	9,590,280	2.2	6,787,279	1.5
Global Growth and Income Fund	217,080,339	95.8	4,905,582	2.2	4,481,466	2.0
Growth-Income Fund	727,088,094	94.9	22,776,337	3.0	16,134,478	2.1
International Growth and Income Fund	5,228,574	98.9	40,006	0.8	15,431	0.3
Asset Allocation Fund	610,823,507	94.8	17,518,724	2.7	15,874,720	2.5
Bond Fund	704,237,266	95.2	19,489,539	2.6	16,173,368	2.2
Global Bond Fund	85,544,355	95.1	2,375,290	2.6	2,057,316	2.3
High-Income Bond Fund	142,416,433	95.3	5,356,536	3.6	1,595,054	1.1
U.S. Govt./AAA-Rated Securities Fund	165,090,482	91.8	10,877,528	6.0	3,950,940	2.2
Cash Management Fund	77,022,218	93.8	2,848,483	3.5	2,256,772	2.7
American Funds Insurance Series

Results of meeting of shareholders
To approve a form of Subsidiary Agreement and appointment of one or more subsidiary advisers for the fund

		Percent of		Percent of		Percent of
		shares	Votes	shares voting	Votes	shares
	Votes for	voting for	against	against	abstaining	abstaining

Global Discovery Fund	18,216,337	97.1%	334,211	1.8%	207,495	1.1%
Global Growth Fund	240,814,143	94.5	8,785,746	3.4	5,343,913	2.1
Global Small Capitalization Fund	170,675,609	94.1	6,706,271	3.7	4,074,867	2.2
Growth Fund	481,846,495	93.9	19,461,501	3.8	11,697,340	2.3
International Fund	474,776,047	94.3	17,425,070	3.5	10,857,228	2.2
New World Fund	93,044,920	95.2	3,139,633	3.2	1,532,645	1.6
Blue Chip Income and Growth Fund	418,824,731	95.4	12,392,993	2.8	7,961,103	1.8
Global Growth and Income Fund	215,439,150	95.1	6,364,947	2.8	4,663,290	2.1
Growth-Income Fund	722,006,161	94.2	26,755,244	3.5	17,237,504	2.3
International Growth and Income Fund	5,236,106	99.1	47,905	0.9	0	0.0
Asset Allocation Fund	607,171,498	94.2	20,564,440	3.2	16,481,013	2.6
Bond Fund	697,294,353	94.2	25,597,761	3.5	17,008,059	2.3
Global Bond Fund	85,041,379	94.5	2,587,796	2.9	2,347,786	2.6
High-Income Bond Fund	141,025,862	94.4	5,965,116	4.0	2,377,045	1.6
U.S. Govt./AAA-Rated Securities Fund	167,380,852	93.0	8,173,055	4.6	4,365,043	2.4
Cash Management Fund	77,684,883	94.6	3,319,933	4.0	1,122,657	1.4
To approve changes to an investment policy of Global Discovery Fund

	Percent of		Percent of		Percent of
	shares	Votes	shares voting	Votes	shares
Votes for	voting for	against	against	abstaining	abstaining

18,245,746	97.3%	278,037	1.5%	234,260	1.2%
American Funds Insurance Series

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1 SunAmerica Center Los Angeles, CA 90067-6022 CHANGE SERVICE REQUESTED	Presorted Standard US Postage Paid Long Beach, CA Permit #1946

Offices of the series and	Custodian of assets	Independent registered public
of the investment adviser	State Street Bank and Trust Company	accounting firm
Capital Research and	One Lincoln Street	PricewaterhouseCoopers LLP
Management Company	Boston, MA 02111	350 South Grand Avenue
333 South Hope Street		Los Angeles, CA 90071-2889
Los Angeles, CA 90071-1406	Counsel
Bingham McCutchen LLP
6455 Irvine Center Drive	355 South Grand Avenue, Suite 4400
Irvine, CA 92618	Los Angeles, CA 90071-3106
“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.
Complete December 31, 2009, portfolios of American Funds Insurance Series’ investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).
American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.
This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current summary prospectus for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies. If used as sales material after March 31, 2010, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

Lit. No. INGEAR-995-0210P Litho in USA RCG/L/8074-S20687
The Capital Group Companies

American Funds	Capital Research and Management	Capital International	Capital Guardian	Capital Bank and Trust
R3180AR2.5 (R 2/10)

Item 2.	Code of Ethics.

SunAmerica Series Trust (“the registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. During the fiscal year ended 2009, there were no reportable amendments, waivers or implicit waivers to a provision of the code of ethics that applies to the registrant’s Principal Executive and Principal Accounting Officers.

Item 3.	Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Allan Sher and Garrett Bouton each qualify as audit committee financial experts, as defined in the instructions to Item 3(a) of Form N-CSR. Mr. Sher and Mr. Bouton are considered “independent” for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a)-(d)	Aggregate fees billed to the registrant for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2009	2008
(a) Audit Fees	$65,205	$66,015
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$20,866	$20,844
(d) All Other Fees	$0	$0
Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4 (e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2009	2008
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$0	$0

(e)	(1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliates relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant’s audit committee minutes.

(2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2009 and 2008 were $123,791 and $20,844, respectively.

(h)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President
Date: March 10, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President
Date: March 10, 2010

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer
Date: March 10, 2010